UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343
Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	9/30/2020
Date of reporting period:	3/31/2020

Item 1 – Reports to Stockholders

PGIM BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Balanced Fund

May 15, 2020

PGIM Balanced Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–11.83	–11.39	2.06	6.19	—
Class B	–12.31	–13.77	1.72	5.72	—
Class C	–12.19	–9.98	2.01	5.79	—
Class R	–12.20	–8.76	2.40	6.25	—
Class Z	–11.69	–8.18	3.04	6.86	—
Class R6	–11.64	–8.02	N/A	N/A	–1.61 (11/28/17)
Customized Blend Index
	–7.02	–2.25	4.49	6.97	—
Bloomberg Barclays US Aggregate Bond Index
	3.33	8.93	3.36	3.88	—
S&P 500 Index
	–12.29	–6.96	6.72	10.52	—

Average Annual Total Returns as of 3/31/20 Since Inception (%)
Class R6 (11/28/17)
Customized Blend Index	1.42
Bloomberg Barclays US Aggregate Bond Index	5.24
S&P 500 Index	0.94

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price (5.50% of the public offering price for purchases prior to July 15, 2019)	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase (1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019)	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is unmanaged and intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. S&P 500 Index (44%) provides a broad indicator of domestic stock price movements in large cap stocks; Bloomberg Barclays US Aggregate Bond Index(40%) includes investment grade securities issued by the US government, its

PGIM Balanced Fund	5

Your Fund’s Performance (continued)

agencies, and by corporations with between 1 and 10 years remaining to maturity; Russell 2000 Index (4%) contains the 2,000 smallest US companies included in the Russell 3000 Index, which gives a broad look at how stock prices of smaller companies have performed; and MSCI ACWI ex US Index (12%) is a stock market index comprising of non-US stocks from 23 developed markets and 26 emerging markets.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 3/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	2.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.1%
Procter & Gamble Co. (The)	Household Products	0.8%
Intel Corp.	Semiconductors & Semiconductor Equipment	0.8%
AT&T, Inc.	Diversified Telecommunication Services	0.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.7%
Merck & Co., Inc.	Pharmaceuticals	0.7%
Bank of America Corp.	Banks	0.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Balanced Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Balanced Fund		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$881.70	1.00%	$4.70
	Hypothetical	$1,000.00	$1,020.00	1.00%	$5.05
Class B	Actual	$1,000.00	$876.90	1.97%	$9.24
	Hypothetical	$1,000.00	$1,015.15	1.97%	$9.92
Class C	Actual	$1,000.00	$878.10	1.77%	$8.31
	Hypothetical	$1,000.00	$1,016.15	1.77%	$8.92
Class R	Actual	$1,000.00	$878.00	1.47%	$6.90
	Hypothetical	$1,000.00	$1,017.65	1.47%	$7.41
Class Z	Actual	$1,000.00	$883.10	0.78%	$3.67
	Hypothetical	$1,000.00	$1,021.10	0.78%	$3.94
Class R6	Actual	$1,000.00	$883.60	0.65%	$3.06
	Hypothetical	$1,000.00	$1,021.75	0.65%	$3.29

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS 56.5%

Aerospace & Defense 1.2%
AAR Corp.	2,600	$46,176
Arconic, Inc.	106,082	1,703,677
Axon Enterprise, Inc.*	2,000	141,540
General Dynamics Corp.	16,810	2,224,131
Huntington Ingalls Industries, Inc.	2,000	364,420
Lockheed Martin Corp.	8,037	2,724,141
Mercury Systems, Inc.*	300	21,402
Moog, Inc. (Class A Stock)	1,752	88,528
Northrop Grumman Corp.	6,200	1,875,810
United Technologies Corp.	2,717	256,295

		9,446,120

Air Freight & Logistics 0.4%
Deutsche Post AG (Germany)	21,650	588,786
Radiant Logistics, Inc.*	16,319	63,155
United Parcel Service, Inc. (Class B Stock)	28,600	2,671,812

		3,323,753

Airlines 0.0%
Copa Holdings SA (Panama) (Class A Stock)	6,100	276,269
Hawaiian Holdings, Inc.	2,600	27,144

		303,413

Auto Components 0.2%
Adient PLC*	11,500	104,305
BorgWarner, Inc.	12,700	309,499
Dana, Inc.	10,202	79,678
Hyundai Mobis Co. Ltd. (South Korea)	3,564	493,194
S&T Motiv Co. Ltd. (South Korea)	12,596	284,571

		1,271,247

Automobiles 0.3%
Ferrari NV (Italy)	4,034	628,228
Fiat Chrysler Automobiles NV (United Kingdom)	3,494	25,582
Geely Automobile Holdings Ltd. (China)	387,000	564,158
General Motors Co.	47,900	995,362
Peugeot SA (France)	1,897	25,252
Toyota Motor Corp. (Japan)	3,754	225,997

		2,464,579

See Notes to Financial Statements.

PGIM Balanced Fund	9

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 3.1%
Banco Bilbao Vizcaya Argentaria SA (Spain)	145,739	$460,182
Banco do Brasil SA (Brazil)	55,400	295,866
Bancorp, Inc. (The)*	19,290	117,090
Bank of America Corp.	228,970	4,861,033
Bank of Beijing Co. Ltd. (China) (Class A Stock)	80,400	54,673
Bank of China Ltd. (China) (Class H Stock)	1,907,000	728,648
Bank of Communications Co. Ltd. (China) (Class H Stock)	943,000	575,745
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,538	94,312
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	49,400	57,251
Barclays PLC (United Kingdom)	347,257	400,081
Berkshire Hills Bancorp, Inc.	3,000	44,580
BNP Paribas SA (France)	16,633	500,958
BOC Hong Kong Holdings Ltd. (China)	185,000	511,026
Cadence BanCorp	18,263	119,623
Capstar Financial Holdings, Inc.	1,700	16,813
Cathay General Bancorp	1,500	34,425
Chiba Bank Ltd. (The) (Japan)	43,300	189,461
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,140,000	562,537
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	870,000	646,550
Citigroup, Inc.	78,816	3,319,730
Civista Bancshares, Inc.	1,200	17,952
CNB Financial Corp.	676	12,756
ConnectOne Bancorp, Inc.	2,299	30,899
Credicorp Ltd. (Peru)	400	57,228
Credit Agricole SA (France)	48,819	354,538
DNB ASA (Norway)	38,055	425,853
Fifth Third Bancorp	19,400	288,090
Financial Institutions, Inc.	7,592	137,719
First BanCorp. (Puerto Rico)	29,600	157,472
First Busey Corp.	600	10,266
First Financial Bankshares, Inc.	800	21,472
First Internet Bancorp	1,588	26,075
Flushing Financial Corp.	700	9,352
Great Western Bancorp, Inc.	400	8,192
Hancock Whitney Corp.	2,300	44,896
Heartland Financial USA, Inc.	2,200	66,440
Hilltop Holdings, Inc.	9,200	139,104
Hope Bancorp, Inc.	3,300	27,126
HSBC Holdings PLC (United Kingdom)	25,961	145,820
IBERIABANK Corp.	4,355	157,477
Independent Bank Group, Inc.	5,700	134,976
Industrial Bank Co. Ltd. (China) (Class A Stock)	28,000	62,835
Intesa Sanpaolo SpA (Italy)	47,857	78,912
Investar Holding Corp.	698	8,913

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co.	35,264	$3,174,818
KBC Group NV (Belgium)	9,174	419,685
Mebuki Financial Group, Inc. (Japan)	265,804	543,306
Mediobanca Banca di Credito Finanziario SpA (Italy)	4,538	25,111
Metropolitan Bank Holding Corp.*	1,500	40,395
Midland States Bancorp, Inc.	1,700	29,733
MidWestOne Financial Group, Inc.	3,303	69,165
National Bank of Canada (Canada)	12,100	467,647
OFG Bancorp (Puerto Rico)	1,427	15,954
Old Second Bancorp, Inc.	4,438	30,667
Orrstown Financial Services, Inc.	887	12,214
PCB Bancorp	1,100	10,758
Popular, Inc. (Puerto Rico)	24,400	854,000
QCR Holdings, Inc.	2,693	72,899
RBB Bancorp	1,900	26,068
SB One Bancorp	1,800	30,600
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	44,400	63,455
Shinhan Financial Group Co. Ltd. (South Korea)	23,124	539,197
Simmons First National Corp. (Class A Stock)	11,760	216,384
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	67,615	455,366
Southern National Bancorp of Virginia, Inc.	5,600	55,104
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	17,268	497,950
United Overseas Bank Ltd. (Singapore)	37,286	507,242
Valley National Bancorp	1,200	8,772

		24,181,437

Beverages 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	91,181	236,232
Carlsberg A/S (Denmark) (Class B Stock)	342	38,673
Coca-Cola Co. (The)	89,555	3,962,809
Coca-Cola European Partners PLC (United Kingdom)	12,166	456,590
Keurig Dr. Pepper, Inc.	88,125	2,138,794
Kirin Holdings Co. Ltd. (Japan)	30,500	604,777
Monster Beverage Corp.*	9,700	545,722
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	7,900	47,981

		8,031,578

Biotechnology 1.7%
AbbVie, Inc.	49,945	3,805,310
ACADIA Pharmaceuticals, Inc.*	6,743	284,892
Acceleron Pharma, Inc.*	1,500	134,805
Aeglea BioTherapeutics, Inc.*	10,635	49,559

See Notes to Financial Statements.

PGIM Balanced Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Arrowhead Pharmaceuticals, Inc.*	6,100	$175,497
Athenex, Inc.*(a)	6,000	46,440
Biogen, Inc.*	3,803	1,203,193
BioSpecifics Technologies Corp.*	2,100	118,797
Concert Pharmaceuticals, Inc.*	15,877	140,353
CSL Ltd. (Australia)	1,462	262,312
CytomX Therapeutics, Inc.*	6,257	47,991
Emergent BioSolutions, Inc.*	4,184	242,086
FibroGen, Inc.*	6,002	208,570
Gilead Sciences, Inc.	31,369	2,345,146
Halozyme Therapeutics, Inc.*	9,100	163,709
Natera, Inc.*	1,400	41,804
OPKO Health, Inc.*(a)	11,400	15,276
Protagonist Therapeutics, Inc.*	2,700	19,062
Retrophin, Inc.*	14,300	208,637
Ultragenyx Pharmaceutical, Inc.*	2,900	128,847
Vanda Pharmaceuticals, Inc.*	18,777	194,530
Vertex Pharmaceuticals, Inc.*	13,700	3,259,915

		13,096,731

Building Products 0.4%
American Woodmark Corp.*	2,700	123,039
Apogee Enterprises, Inc.	900	18,738
Builders FirstSource, Inc.*	9,954	121,738
Johnson Controls International PLC	77,647	2,093,363
Masco Corp.	12,700	439,039
Trex Co., Inc.*	500	40,070
Universal Forest Products, Inc.	6,117	227,491

		3,063,478

Capital Markets 1.5%
3i Group PLC (United Kingdom)	44,504	433,575
Affiliated Managers Group, Inc.	19,242	1,137,972
Ameriprise Financial, Inc.	12,997	1,331,933
Amundi SA (France), 144A	584	34,560
Bank of New York Mellon Corp. (The)	49,800	1,677,264
Brightsphere Investment Group, Inc.	22,700	145,053
Credit Suisse Group AG (Switzerland)*	22,704	186,828
Donnelley Financial Solutions, Inc.*	7,940	41,844
Goldman Sachs Group, Inc. (The)	18,090	2,796,533
Macquarie Group Ltd. (Australia)	736	38,304
Magellan Financial Group Ltd. (Australia)	13,782	362,466
Morgan Stanley	79,457	2,701,538

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Navigator Global Investments Ltd. (Australia)	39,146	$55,418
Nomura Holdings, Inc. (Japan)	128,100	539,168
Standard Life Aberdeen PLC (United Kingdom)	27,126	74,057
Stifel Financial Corp.	5,500	227,040
UBS Group AG (Switzerland)*	12,501	116,084

		11,899,637

Chemicals 0.9%
Cabot Corp.	4,200	109,704
CF Industries Holdings, Inc.	4,200	114,240
Corteva, Inc.	47,300	1,111,550
Dow, Inc.	4,605	134,650
DuPont de Nemours, Inc.	54,515	1,858,962
Eastman Chemical Co.	13,400	624,172
Givaudan SA (Switzerland)	77	238,174
Hawkins, Inc.	602	21,431
Hengli Petrochemical Co. Ltd. (China) (Class A Stock)	25,300	44,412
Huntsman Corp.	67,700	976,911
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (China) (Class A Stock)*	139,800	48,175
Koppers Holdings, Inc.*	5,801	71,758
Kronos Worldwide, Inc.	2,500	21,100
Orion Engineered Carbons SA (Luxembourg)	6,500	48,490
PolyOne Corp.	9,000	170,730
PQ Group Holdings, Inc.*	9,842	107,278
Sherwin-Williams Co. (The)	2,600	1,194,752
Tongkun Group Co. Ltd. (China) (Class A Stock)	28,900	47,544
Trinseo SA	6,100	110,471
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. (China) (Class A Stock)	40,600	50,237

		7,104,741

Commercial Services & Supplies 0.2%
ACCO Brands Corp.	9,200	46,460
CECO Environmental Corp.*	8,408	39,265
Deluxe Corp.	6,149	159,444
Frontken Corp. Bhd (Malaysia)	98,400	41,767
HNI Corp.	1,100	27,709
Knoll, Inc.	10,085	104,077
Secom Co. Ltd. (Japan)	7,740	644,323
SP Plus Corp.*	3,600	74,700

See Notes to Financial Statements.

PGIM Balanced Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Steelcase, Inc. (Class A Stock)	15,500	$152,985
Tetra Tech, Inc.	1,300	91,806

		1,382,536

Communications Equipment 0.3%
Cisco Systems, Inc.	45,017	1,769,618
Clearfield, Inc.*	514	6,091
NetScout Systems, Inc.*	5,799	137,263
Viavi Solutions, Inc.*	10,700	119,947

		2,032,919

Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	18,195	353,840
China National Chemical Engineering Co. Ltd. (China) (Class A Stock)	58,600	49,128
Eiffage SA (France)	5,416	385,589
EMCOR Group, Inc.	4,270	261,836
MasTec, Inc.*	4,500	147,285
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	568,000	99,193
Obayashi Corp. (Japan)	55,400	474,369
Quanta Services, Inc.	9,491	301,149
Shimizu Corp. (Japan)	58,200	454,634
Skanska AB (Sweden) (Class B Stock)*	2,006	30,354
Sterling Construction Co., Inc.*	1,400	13,300

		2,570,677

Construction Materials 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	95,000	658,275
Asia Cement Corp. (Taiwan)	85,000	110,537
China National Building Material Co. Ltd. (China) (Class H Stock)	410,000	446,999
CRH PLC (Ireland)	4,178	114,266
Eagle Materials, Inc.	5,400	315,468
Huaxin Cement Co. Ltd. (China) (Class A Stock)	19,100	62,424
Martin Marietta Materials, Inc.	2,200	416,306

		2,124,275

Consumer Finance 0.2%
Capital One Financial Corp.	30,808	1,553,339
Encore Capital Group, Inc.*	1,600	37,408

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
Navient Corp.	41,300	$313,054
Regional Management Corp.*	1,700	23,222

		1,927,023

Containers & Packaging 0.1%
Greif, Inc. (Class A Stock)	3,600	111,924
Sealed Air Corp.	21,400	528,794

		640,718

Distributors 0.2%
LKQ Corp.*	85,200	1,747,452

Diversified Consumer Services 0.1%
Carriage Services, Inc.	7,700	124,355
frontdoor, Inc.*	3,771	131,155
New Oriental Education & Technology Group, Inc. (China), ADR*	5,500	595,320
Perdoceo Education Corp.*	4,800	51,792
Strategic Education, Inc.	110	15,374

		917,996

Diversified Financial Services 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	17,154	3,136,266
Cannae Holdings, Inc.*	3,200	107,168
FGL Holdings	7,731	75,764
M&G PLC (United Kingdom)*	14,611	20,442
Yuanta Financial Holding Co. Ltd. (Taiwan)	962,000	494,314

		3,833,954

Diversified Telecommunication Services 1.4%
AT&T, Inc.	197,016	5,743,016
ATN International, Inc.	1,700	99,807
Cogent Communications Holdings, Inc.	1,100	90,167
Elisa OYJ (Finland)	770	47,824
Hellenic Telecommunications Organization SA (Greece)	40,272	486,555
Nippon Telegraph & Telephone Corp. (Japan)	29,200	699,640
Verizon Communications, Inc.	66,900	3,594,537

		10,761,546

Electric Utilities 1.2%
ALLETE, Inc.	3,206	194,540

See Notes to Financial Statements.

PGIM Balanced Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	45,800	$649,847
Enel SpA (Italy)	106,587	743,989
Exelon Corp.	73,428	2,702,885
FirstEnergy Corp.	47,200	1,891,304
Iberdrola SA (Spain)	73,766	728,686
Inter RAO UES PJSC (Russia)	2,874,000	176,646
Kansai Electric Power Co., Inc. (The) (Japan)	4,100	46,074
Manila Electric Co. (Philippines)	22,730	100,379
NRG Energy, Inc.	20,600	561,556
Portland General Electric Co.	3,433	164,578
Southern Co. (The)	29,433	1,593,503

		9,553,987

Electrical Equipment 0.3%
Acuity Brands, Inc.	12,800	1,096,448
Atkore International Group, Inc.*	7,700	162,239
Encore Wire Corp.	500	20,995
Generac Holdings, Inc.*	200	18,634
Legrand SA (France)	8,534	547,100
WEG SA (Brazil)	62,800	404,397

		2,249,813

Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	2,183	78,763
Benchmark Electronics, Inc.	5,400	107,946
ePlus, Inc.*	200	12,524
Hitachi High-Tech Corp. (Japan)	650	48,241
Hon Hai Precision Industry Co. Ltd. (Taiwan)	284,000	653,437
Itron, Inc.*	973	54,323
Jabil, Inc.	42,200	1,037,276
Kingboard Holdings Ltd. (China)	185,500	430,731
Methode Electronics, Inc.	3,400	89,862
PC Connection, Inc.	2,405	99,110
Sanmina Corp.*	500	13,640
ScanSource, Inc.*	3,700	79,143
SYNNEX Corp.	9,200	672,520
TDK Corp. (Japan)	6,080	468,734
Tech Data Corp.*	1,517	198,499

		4,044,749

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.0%
Matrix Service Co.*	5,052	$47,842
National Oilwell Varco, Inc.	12,800	125,824

		173,666

Entertainment 0.6%
Bollore SA (France)	67,871	187,179
Electronic Arts, Inc.*	26,300	2,634,471
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	1,100	63,369
Liberty Media Corp.-Liberty Braves (Class C Stock)*	500	9,530
Marcus Corp. (The)	2,800	34,496
NetEase, Inc. (China), ADR	800	256,768
Netflix, Inc.*	1,800	675,900
Nintendo Co. Ltd. (Japan)	365	141,144
Soft-World International Corp. (Taiwan)	38,000	92,499
Take-Two Interactive Software, Inc.*	2,200	260,942
Walt Disney Co. (The)	6,500	627,900
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	13,000	59,306

		5,043,504

Equity Real Estate Investment Trusts (REITs) 1.4%
Apple Hospitality REIT, Inc.	117,408	1,076,631
Ashford Hospitality Trust, Inc.	4,300	3,179
Boston Properties, Inc.	1,400	129,122
Braemar Hotels & Resorts, Inc.	2,600	4,420
Brandywine Realty Trust	63,343	666,368
Columbia Property Trust, Inc.	10,700	133,750
CoreCivic, Inc.	32,655	364,756
Crown Castle International Corp.	10,900	1,573,960
DiamondRock Hospitality Co.	28,236	143,439
Diversified Healthcare Trust	20,500	74,415
EastGroup Properties, Inc.	400	41,792
EPR Properties	16,400	397,208
Fibra Uno Administracion SA de CV (Mexico)	367,900	288,768
First Industrial Realty Trust, Inc.	600	19,938
Franklin Street Properties Corp.	25,261	144,746
Gaming & Leisure Properties, Inc.	59,500	1,648,745
GEO Group, Inc. (The)	11,103	135,012
Gladstone Commercial Corp.	500	7,180
Hersha Hospitality Trust	3,300	11,814
Japan Real Estate Investment Corp. (Japan)	6	35,218
Kite Realty Group Trust	16,995	160,943
Klepierre SA (France)	14,210	299,255

See Notes to Financial Statements.

PGIM Balanced Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Nippon Building Fund, Inc. (Japan)	79	$529,691
Orix JREIT, Inc. (Japan)	22	28,922
Prologis, Inc.	18,100	1,454,697
Retail Properties of America, Inc. (Class A Stock)	16,900	87,373
RLJ Lodging Trust	18,658	144,040
Ryman Hospitality Properties, Inc.	4,125	147,881
Sabra Health Care REIT, Inc.	15,800	172,536
Service Properties Trust	47,100	254,340
Simon Property Group, Inc.	3,700	202,982
SITE Centers Corp.	20,200	105,242
SmartCentres Real Estate Investment Trust (Canada)	24,500	327,990
Sunstone Hotel Investors, Inc.	9,672	84,243
Xenia Hotels & Resorts, Inc.	11,166	115,010

		11,015,606

Food & Staples Retailing 0.8%
Coles Group Ltd. (Australia)	58,620	544,567
Koninklijke Ahold Delhaize NV (Netherlands)	29,658	692,185
Kroger Co. (The)	38,700	1,165,644
Performance Food Group Co.*	6,600	163,152
Walgreens Boots Alliance, Inc.	48,900	2,237,175
Walmart, Inc.	7,769	882,714
Woolworths Group Ltd. (Australia)	27,381	590,661

		6,276,098

Food Products 1.1%
Archer-Daniels-Midland Co.	8,400	295,512
Bunge Ltd.	41,500	1,702,745
Darling Ingredients, Inc.*	12,400	237,708
Fujian Sunner Development Co. Ltd. (China) (Class A Stock)	19,400	64,404
John B. Sanfilippo & Son, Inc.	649	58,021
Kraft Heinz Co. (The)(a)	41,400	1,024,236
Lancaster Colony Corp.	400	57,856
Nestle SA (Switzerland)	9,602	982,384
Pilgrim’s Pride Corp.*	62,200	1,127,064
Strauss Group Ltd. (Israel)	7,251	189,261
Tyson Foods, Inc. (Class A Stock)	38,896	2,250,911
Want Want China Holdings Ltd. (China)	151,000	109,405
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	13,900	63,026
WH Group Ltd. (Hong Kong), 144A	217,000	202,780

		8,365,313

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities 0.3%
Chesapeake Utilities Corp.	1,397	$119,737
Naturgy Energy Group SA (Spain)	1,760	31,076
New Jersey Resources Corp.	1,200	40,764
ONE Gas, Inc.	1,100	91,982
Snam SpA (Italy)	8,492	39,398
Southwest Gas Holdings, Inc.	400	27,824
Spire, Inc.	3,527	262,691
UGI Corp.	56,561	1,508,482

		2,121,954

Health Care Equipment & Supplies 2.0%
AngioDynamics, Inc.*	11,300	117,859
Atrion Corp.	35	22,750
Baxter International, Inc.	17,677	1,435,196
Becton, Dickinson & Co.	6,300	1,447,551
CONMED Corp.	2,900	166,083
DENTSPLY SIRONA, Inc.	47,600	1,848,308
Edwards Lifesciences Corp.*	11,600	2,187,992
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,165	57,021
Globus Medical, Inc. (Class A Stock)*	4,600	195,638
Hoya Corp. (Japan)	1,250	106,502
Integer Holdings Corp.*	3,549	223,090
Lantheus Holdings, Inc.*	10,541	134,503
LivaNova PLC (United Kingdom)*	1,400	63,350
Medtronic PLC	46,037	4,151,617
Natus Medical, Inc.*	6,500	150,345
Novocure Ltd.*	600	40,404
Quidel Corp.*	2,600	254,306
Siemens Healthineers AG (Germany), 144A	12,786	503,908
Stryker Corp.	15,554	2,589,585

		15,696,008

Health Care Providers & Services 1.8%
Amedisys, Inc.*	90	16,519
Anthem, Inc.	12,200	2,769,888
Cigna Corp.	20,553	3,641,581
CVS Health Corp.	62,200	3,690,326
Fresenius Medical Care AG & Co. KGaA (Germany)	697	46,108
Fresenius SE & Co. KGaA (Germany)	9,981	369,328
HCA Healthcare, Inc.	21,934	1,970,770
Humana, Inc.	1,100	345,422
LHC Group, Inc.*	390	54,678
Magellan Health, Inc.*	4,193	201,725

See Notes to Financial Statements.

PGIM Balanced Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Medipal Holdings Corp. (Japan)	28,000	$525,137
Select Medical Holdings Corp.*	12,994	194,910
Suzuken Co. Ltd. (Japan)	15,265	555,542
Tenet Healthcare Corp.*	7,900	113,760

		14,495,694

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	20,581	144,890
Computer Programs & Systems, Inc.	2,000	44,500
NextGen Healthcare, Inc.*	9,735	101,633
Omnicell, Inc.*	2,763	181,198
Teladoc Health, Inc.*	1,210	187,562

		659,783

Hotels, Restaurants & Leisure 0.6%
Aristocrat Leisure Ltd. (Australia)	27,159	353,104
Biglari Holdings, Inc. (Class B Stock)*	170	8,738
Brinker International, Inc.	6,896	82,821
Century Casinos, Inc.*	3,077	7,416
Churchill Downs, Inc.	100	10,295
Del Taco Restaurants, Inc.*	2,000	6,860
Everi Holdings, Inc.*	2,300	7,590
Evolution Gaming Group AB (Sweden), 144A	5,554	187,815
Extended Stay America, Inc., UTS	21,100	154,241
Flutter Entertainment PLC (Ireland)	410	37,003
Hilton Grand Vacations, Inc.*	6,400	100,928
Marriott Vacations Worldwide Corp.	900	50,022
McDonald’s Corp.	18,000	2,976,300
Norwegian Cruise Line Holdings Ltd.*	17,300	189,608
Penn National Gaming, Inc.*	2,000	25,300
RCI Hospitality Holdings, Inc.	9,527	94,984
Restaurant Brands International, Inc. (Canada)	2,900	116,861
Texas Roadhouse, Inc.	1,800	74,340
Twin River Worldwide Holdings, Inc.(a)	1,800	23,418

		4,507,644

Household Durables 0.6%
Berkeley Group Holdings PLC (United Kingdom)	9,088	405,122
Cavco Industries, Inc.*	520	75,369
D.R. Horton, Inc.	13,500	459,000
Lennar Corp. (Class A Stock)	15,400	588,280
M/I Homes, Inc.*	6,814	112,635

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
MDC Holdings, Inc.	1,600	$37,120
Meritage Homes Corp.*	3,600	131,436
Persimmon PLC (United Kingdom)	1,165	27,561
Sekisui House Ltd. (Japan)	5,300	87,576
Sony Corp. (Japan)	14,950	887,959
Taylor Wimpey PLC (United Kingdom)	222,785	324,925
TopBuild Corp.*	1,880	134,683
TRI Pointe Group, Inc.*	300	2,631
Universal Electronics, Inc.*	500	19,185
Whirlpool Corp.	14,600	1,252,680

		4,546,162

Household Products 0.9%
Central Garden & Pet Co. (Class A Stock)*	1,100	28,127
Essity AB (Sweden) (Class B Stock)	21,404	659,583
Henkel AG & Co. KGaA (Germany)	542	40,100
Procter & Gamble Co. (The)	60,319	6,635,090
Vinda International Holdings Ltd. (Hong Kong)	55,000	132,661

		7,495,561

Independent Power & Renewable Electricity Producers 0.2%
AES Gener SA (Chile)	564,564	68,600
Atlantic Power Corp.*	2,425	5,189
Colbun SA (Chile)	1,163,975	126,475
TerraForm Power, Inc. (Class A Stock)	1,200	18,924
Vistra Energy Corp.	91,091	1,453,812

		1,673,000

Industrial Conglomerates 1.0%
3M Co.	14,200	1,938,442
CITIC Ltd. (China)	533,000	558,190
CK Hutchison Holdings Ltd. (United Kingdom)	78,657	527,205
General Electric Co.	402,184	3,193,341
Honeywell International, Inc.	9,900	1,324,521
Shun Tak Holdings Ltd. (Hong Kong)	1,012,000	343,776
Sime Darby Bhd (Malaysia)	600,500	232,905
SM Investments Corp. (Philippines)	2,375	37,918
Toshiba Corp. (Japan)	1,570	34,384

		8,190,682

See Notes to Financial Statements.

PGIM Balanced Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 1.5%
Aegon NV (Netherlands)	99,333	$250,429
AIA Group Ltd. (Hong Kong)	7,100	63,954
Allianz SE (Germany)	1,368	235,662
Allstate Corp. (The)	28,600	2,623,478
American Equity Investment Life Holding Co.	11,189	210,353
American International Group, Inc.	65,080	1,578,190
Assicurazioni Generali SpA (Italy)	3,532	48,202
BB Seguridade Participacoes SA (Brazil)	80,000	386,444
Dai-ichi Life Holdings, Inc. (Japan)	3,527	42,181
FedNat Holding Co.	900	10,332
Genworth Financial, Inc. (Class A Stock)*	27,900	92,628
Great-West Lifeco, Inc. (Canada)	13,500	233,202
Hallmark Financial Services, Inc.*	2,230	9,009
Japan Post Insurance Co. Ltd. (Japan)	2,750	33,929
Legal & General Group PLC (United Kingdom)	179,845	426,748
Lincoln National Corp.	6,700	176,344
Manulife Financial Corp. (Canada)	39,600	497,216
MetLife, Inc.	70,976	2,169,736
MS&AD Insurance Group Holdings, Inc. (Japan)	1,490	41,648
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,690	540,532
National General Holdings Corp.	9,130	151,102
Power Corp. of Canada (Canada)	24,570	395,271
Progressive Corp. (The)	2,400	177,216
Protective Insurance Corp. (Class B Stock)	800	11,000
Selective Insurance Group, Inc.	2,076	103,177
Sun Life Financial, Inc. (Canada)	15,400	495,387
Swiss Life Holding AG (Switzerland)	1,318	448,203
T&D Holdings, Inc. (Japan)	4,200	34,045
Third Point Reinsurance Ltd. (Bermuda)*	4,300	31,863
Unum Group	6,600	99,066

		11,616,547

Interactive Media & Services 2.6%
Alphabet, Inc. (Class A Stock)*	4,825	5,606,409
Alphabet, Inc. (Class C Stock)*	4,147	4,822,173
Cars.com, Inc.*	17,900	76,970
Facebook, Inc. (Class A Stock)*	52,974	8,836,063
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	14,715	26,487
Rightmove PLC (United Kingdom)	35,775	215,554
Tencent Holdings Ltd. (China)	14,400	708,615
TripAdvisor, Inc.	5,000	86,950

		20,379,221

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd. (China), ADR*	5,100	$991,848
Amazon.com, Inc.*	4,467	8,709,399
Booking Holdings, Inc.*	1,800	2,421,576
eBay, Inc.	23,913	718,825
JD.com, Inc. (China), ADR*	19,200	777,600
Qurate Retail, Inc. (Class A Stock)*	33,600	205,128
Stamps.com, Inc.*	1,800	234,144

		14,058,520

IT Services 2.3%
Accenture PLC (Class A Stock)	24,770	4,043,950
Adyen NV (Netherlands), 144A*	51	43,337
Alliance Data Systems Corp.	11,800	397,070
Automatic Data Processing, Inc.	4,000	546,720
Cognizant Technology Solutions Corp. (Class A Stock)	49,600	2,304,912
CoreLogic, Inc.	15,200	464,208
DXC Technology Co.	23,500	306,675
FleetCor Technologies, Inc.*	2,200	410,388
Fujitsu Ltd. (Japan)	6,130	556,115
Hackett Group, Inc. (The)	1,000	12,720
International Business Machines Corp.	29,554	3,278,425
KBR, Inc.	10,099	208,847
Leidos Holdings, Inc.	29,100	2,667,015
MAXIMUS, Inc.	800	46,560
NEC Corp. (Japan)	810	29,498
Nihon Unisys Ltd. (Japan)	2,800	75,065
Nomura Research Institute Ltd. (Japan)	9,606	203,535
Perspecta, Inc.	11,252	205,237
Posco ICT Co. Ltd. (South Korea)	52,288	162,202
Shopify, Inc. (Canada) (Class A Stock)*	500	209,486
TTEC Holdings, Inc.	4,279	157,125
Virtusa Corp.*	4,400	124,960
Visa, Inc. (Class A Stock)	9,475	1,526,612
Wirecard AG (Germany)	381	43,748

		18,024,410

Leisure Products 0.0%
Johnson Outdoors, Inc. (Class A Stock)	402	25,205
MasterCraft Boat Holdings, Inc.*	2,159	15,761
Shimano, Inc. (Japan)	270	38,642

		79,608

See Notes to Financial Statements.

PGIM Balanced Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc.*	6,200	$668,732
Medpace Holdings, Inc.*	2,200	161,436
Repligen Corp.*	100	9,654
Sartorius Stedim Biotech (France)	489	98,296
Syneos Health, Inc.*	1,900	74,898
Thermo Fisher Scientific, Inc.	6,873	1,949,183

		2,962,199

Machinery 0.7%
Alfa Laval AB (Sweden)	1,838	31,615
Atlas Copco AB (Sweden) (Class A Stock)	19,472	652,257
Atlas Copco AB (Sweden) (Class B Stock)	2,056	60,428
Commercial Vehicle Group, Inc.*	4,700	7,097
Gates Industrial Corp. PLC*	87,544	646,075
Hefei Meiya Optoelectronic Technology, Inc. (China) (Class A Stock)	11,100	58,614
Hillenbrand, Inc.	6,380	121,922
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	8,200	70,921
Kone OYJ (Finland) (Class B Stock)	6,257	355,369
LB Foster Co. (Class A Stock)*	800	9,888
Mueller Industries, Inc.	6,900	165,186
Oshkosh Corp.	29,864	1,921,151
Park-Ohio Holdings Corp.	1,500	28,410
Rexnord Corp.	5,100	115,617
Sandvik AB (Sweden)	3,623	50,959
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	27,600	67,316
SPX Corp.*	4,300	140,352
Standex International Corp.	400	19,608
Terex Corp.	7,300	104,828
Wabash National Corp.	15,416	111,304
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	749,600	540,571
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	65,600	52,408

		5,331,896

Media 0.6%
APG SGA SA (Switzerland)	192	35,736
Charter Communications, Inc. (Class A Stock)*	2,600	1,134,406
Comcast Corp. (Class A Stock)	11,553	397,192
Discovery, Inc. (Class A Stock)*(a)	43,100	837,864
Discovery, Inc. (Class C Stock)*	64,010	1,122,735
Entercom Communications Corp. (Class A Stock)	12,315	21,059
KT Skylife Co. Ltd. (South Korea)	8,550	42,525

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
Liberty Latin America Ltd. (Chile) (Class A Stock)*	1,798	$18,915
Liberty Latin America Ltd. (Chile) (Class C Stock)*	5,096	52,285
Plan B Media PCL (Thailand)	611,800	54,772
Publicis Groupe SA (France)	14,612	418,953
Quebecor, Inc. (Canada) (Class B Stock)	3,500	77,372
Telenet Group Holding NV (Belgium)	7,168	216,580
ViacomCBS, Inc. (Class B Stock)	45,711	640,411

		5,070,805

Metals & Mining 0.6%
Anglo American Platinum Ltd. (South Africa)	7,341	309,123
Anglo American PLC (South Africa)	28,729	503,625
ArcelorMittal SA (Luxembourg)	39,756	378,384
BHP Group Ltd. (Australia)	15,493	274,697
BHP Group PLC (Australia)	39,832	616,265
Commercial Metals Co.	4,100	64,739
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	228,065	259,122
Fortescue Metals Group Ltd. (Australia)	83,939	515,497
Impala Platinum Holdings Ltd. (South Africa)	54,948	231,606
KGHM Polska Miedz SA (Poland)*	25,104	359,818
Kirkland Lake Gold Ltd. (Canada)	1,400	41,235
Nucor Corp.	6,800	244,936
Rio Tinto Ltd. (Australia)	1,960	100,590
Rio Tinto PLC (Australia)	3,628	166,013
Ryerson Holding Corp.*	10,704	56,945
Teck Resources Ltd. (Canada) (Class B Stock)	26,700	202,437
Worthington Industries, Inc.	2,900	76,125

		4,401,157

Mortgage Real Estate Investment Trusts (REITs) 0.0%
AG Mortgage Investment Trust, Inc.	2,205	6,042
Colony Credit Real Estate, Inc.	15,300	60,282
Invesco Mortgage Capital, Inc.	10,058	34,298
Western Asset Mortgage Capital Corp.	2,145	4,912

		105,534

Multiline Retail 0.4%
Big Lots, Inc.	4,540	64,559
Target Corp.	33,400	3,105,198
Wesfarmers Ltd. (Australia)	3,734	79,538

		3,249,295

See Notes to Financial Statements.

PGIM Balanced Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 0.6%
Black Hills Corp.	200	$12,806
Dominion Energy, Inc.	29,714	2,145,054
Sempra Energy	22,400	2,530,976

		4,688,836

Oil, Gas & Consumable Fuels 1.5%
Ardmore Shipping Corp. (Ireland)	21,000	110,250
Berry Corp.	5,000	12,050
Canadian Natural Resources Ltd. (Canada)	26,100	357,013
China Coal Energy Co. Ltd. (China) (Class H Stock)	373,000	103,140
ConocoPhillips	1,820	56,056
Diamondback Energy, Inc.	37,200	974,640
Ecopetrol SA (Colombia)	653,507	312,918
Exxon Mobil Corp.	5,456	207,164
HollyFrontier Corp.	31,500	772,065
Inpex Corp. (Japan)	4,881	27,181
Kinder Morgan, Inc.	136,124	1,894,846
LUKOIL PJSC (Russia)	5,554	324,673
Lundin Petroleum AB (Sweden)	7,252	138,716
Marathon Petroleum Corp.	14,400	340,128
Neste OYJ (Finland)	1,359	46,090
Nordic American Tankers Ltd.	18,600	84,258
OMV AG (Austria)	13,809	379,657
Origin Energy Ltd. (Australia)	101,590	271,052
Petroleo Brasileiro SA (Brazil)	19,400	52,979
Phillips 66	31,800	1,706,070
Repsol SA (Spain)	4,857	44,499
Rosneft Oil Co. PJSC (Russia)	52,020	207,615
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	23,043	402,019
Santos Ltd. (Australia)	109,805	227,937
SM Energy Co.	7,500	9,150
Surgutneftegas PJSC (Russia)	498,600	208,744
TC Energy Corp. (Canada)	15,400	684,481
TOTAL SA (France)	7,504	287,207
Valero Energy Corp.(a)	35,400	1,605,744
World Fuel Services Corp.	6,389	160,875

		12,009,217

Personal Products 0.2%
Chlitina Holding Ltd. (China)	62,000	354,269
Coty, Inc. (Class A Stock)	102,300	527,868
Edgewell Personal Care Co.*	8,278	199,334
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	652,600	46,883

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products (cont’d.)
L’Oreal SA (France)	812	$214,566
Unilever NV (United Kingdom)	4,696	231,301
Unilever PLC (United Kingdom)	5,603	282,855

		1,857,076

Pharmaceuticals 2.8%
Amneal Pharmaceuticals, Inc.*	15,400	53,592
Astellas Pharma, Inc. (Japan)	42,800	663,117
AstraZeneca PLC (United Kingdom)	1,027	92,293
Bayer AG (Germany)	2,055	118,889
Bristol-Myers Squibb Co.	82,000	4,570,680
Chugai Pharmaceutical Co. Ltd. (Japan)	700	81,235
Eli Lilly & Co.	6,400	887,808
GlaxoSmithKline PLC (United Kingdom)	50,703	955,566
Johnson & Johnson	24,209	3,174,526
Merck & Co., Inc.	72,745	5,597,000
Merck KGaA (Germany)	5,117	524,051
Novartis AG (Switzerland)	17,333	1,426,844
Otsuka Holdings Co. Ltd. (Japan)	14,980	587,185
Pacira BioSciences, Inc.*	3,500	117,355
Pfizer, Inc.	12,000	391,680
Prestige Consumer Healthcare, Inc.*	900	33,012
Reata Pharmaceuticals, Inc. (Class A Stock)*	780	112,585
Recro Pharma, Inc.*	1,800	14,706
Richter Gedeon Nyrt (Hungary)	2,218	41,933
Roche Holding AG (Switzerland)	5,420	1,755,411
Sanofi (France)	3,636	317,262
Shionogi & Co. Ltd. (Japan)	820	40,403
Supernus Pharmaceuticals, Inc.*	8,600	154,714
UCB SA (Belgium)	5,055	438,354

		22,150,201

Professional Services 0.1%
Barrett Business Services, Inc.	3,083	122,210
Centre Testing International Group Co. Ltd. (China) (Class A Stock)	25,200	54,226
Heidrick & Struggles International, Inc.	1,200	27,000
Kforce, Inc.	5,300	135,521
Recruit Holdings Co. Ltd. (Japan)	4,400	114,389
Tanseisha Co. Ltd. (Japan)	14,200	95,517
TriNet Group, Inc.*	1,400	52,724
Wolters Kluwer NV (Netherlands)	4,744	335,362

		936,949

See Notes to Financial Statements.

PGIM Balanced Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development 0.1%
Cushman & Wakefield PLC*	1,568	$18,408
Deutsche Wohnen SE (Germany)	1,129	43,108
Gemdale Corp. (China) (Class A Stock)	31,800	63,086
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	64,200	49,015
Mitsubishi Estate Co. Ltd. (Japan)	3,800	56,163
Mitsui Fudosan Co. Ltd. (Japan)	2,900	50,192
Newmark Group, Inc. (Class A Stock)	14,171	60,227
Nomura Real Estate Holdings, Inc. (Japan)	4,200	67,969
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	29,800	62,518
RMR Group, Inc. (The) (Class A Stock)	463	12,487
Shimao Property Holdings Ltd. (China)	77,000	269,312
Shui On Land Ltd. (China)	693,500	115,682
Sumitomo Realty & Development Co. Ltd. (Japan)	1,290	31,516

		899,683

Road & Rail 0.3%
Canadian Pacific Railway Ltd. (Canada)	3,000	662,012
CSX Corp.	15,100	865,230
West Japan Railway Co. (Japan)	7,600	519,819

		2,047,061

Semiconductors & Semiconductor Equipment 2.7%
Advantest Corp. (Japan)	11,700	463,451
Amkor Technology, Inc.*	20,318	158,277
ams AG (Austria)*(a)	6,100	59,473
Applied Materials, Inc.	61,044	2,797,036
ASML Holding NV (Netherlands)	251	66,538
Broadcom, Inc.	3,500	829,850
Brooks Automation, Inc.	400	12,200
Cabot Microelectronics Corp.	200	22,828
Cirrus Logic, Inc.*	2,900	190,327
DB HiTek Co. Ltd. (South Korea)	5,150	90,757
Dialog Semiconductor PLC (United Kingdom)*	12,528	332,572
FormFactor, Inc.*	2,500	50,225
Intel Corp.	112,948	6,112,746
Lam Research Corp.	7,363	1,767,120
Micron Technology, Inc.*	32,000	1,345,920
NeoPhotonics Corp.*	10,400	75,400
NVIDIA Corp.	13,300	3,505,880
QUALCOMM, Inc.	17,600	1,190,640
STMicroelectronics NV (Switzerland)	3,580	77,524
Synaptics, Inc.*	1,000	57,870

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	191,000	$1,729,311
Tokyo Electron Ltd. (Japan)	495	93,007
Ultra Clean Holdings, Inc.*	8,900	122,820

		21,151,772

Software 4.3%
ACI Worldwide, Inc.*	7,699	185,931
Adobe, Inc.*	11,798	3,754,596
Agilysys, Inc.*	2,555	42,668
Check Point Software Technologies Ltd. (Israel)*	5,800	583,132
CommVault Systems, Inc.*	4,400	178,112
Cornerstone OnDemand, Inc.*	4,400	139,700
Dassault Systemes SE (France)	419	62,130
Envestnet, Inc.*	2,600	139,828
Intuit, Inc.	3,698	850,540
J2 Global, Inc.	1,300	97,305
Microsoft Corp.	134,246	21,171,937
MicroStrategy, Inc. (Class A Stock)*	800	94,480
Oracle Corp.	78,498	3,793,808
Progress Software Corp.	6,183	197,856
SAP SE (Germany)	1,691	188,039
SPS Commerce, Inc.*	4,996	232,364
SS&C Technologies Holdings, Inc.	36,400	1,595,048
TiVo Corp.	26,453	187,287
Trend Micro, Inc. (Japan)	930	45,843

		33,540,604

Specialty Retail 0.9%
Asbury Automotive Group, Inc.*	2,500	138,075
AutoNation, Inc.*	37,000	1,038,220
Dick’s Sporting Goods, Inc.	10,400	221,104
EDION Corp. (Japan)	12,200	101,050
Foot Locker, Inc.	8,200	180,810
Group 1 Automotive, Inc.	2,470	109,322
Hikari Tsushin, Inc. (Japan)	2,450	411,385
Home Depot, Inc. (The)	1,298	242,350
Hornbach Baumarkt AG (Germany)	2,310	38,249
Hornbach Holding AG & Co. KGaA (Germany)	912	38,470
Industria de Diseno Textil SA (Spain)	22,649	586,003
JD Sports Fashion PLC (United Kingdom)	55,963	317,455
JUMBO SA (Greece)	13,470	182,569
Lowe’s Cos., Inc.	36,100	3,106,405
Office Depot, Inc.	18,800	30,832

See Notes to Financial Statements.

PGIM Balanced Fund	29

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
RH*	600	$60,282
Sally Beauty Holdings, Inc.*	3,086	24,935
Sonic Automotive, Inc. (Class A Stock)	8,884	117,979
Zumiez, Inc.*	700	12,124

		6,957,619

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	74,806	19,022,418
Diebold Nixdorf, Inc.*	1,800	6,336
FUJIFILM Holdings Corp. (Japan)	13,450	676,222
Lite-On Technology Corp. (Taiwan)	68,000	92,718
Pegatron Corp. (Taiwan)	291,000	559,785
Samsung Electronics Co. Ltd. (South Korea)	20,580	799,585
Western Digital Corp.	4,000	166,480

		21,323,544

Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.*	33,638	362,954
Deckers Outdoor Corp.*	1,410	188,940
EssilorLuxottica SA (France)	713	76,465
Hermes International (France)	942	649,703
LVMH Moet Hennessy Louis Vuitton SE (France)	896	332,495
Puma SE (Germany)	571	33,946
PVH Corp.	24,600	925,944

		2,570,447

Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	5,989	157,750
Federal Agricultural Mortgage Corp. (Class C Stock)	1,400	77,882
Merchants Bancorp	1,613	24,485
OP Bancorp	2,672	19,933
Radian Group, Inc.	13,300	172,235
Sterling Bancorp, Inc.	5,442	23,401
Walker & Dunlop, Inc.	1,578	63,546

		539,232

Tobacco 0.7%
Altria Group, Inc.	92,600	3,580,842
British American Tobacco PLC (United Kingdom)	25,990	885,461
Imperial Brands PLC (United Kingdom)	3,065	56,676
Japan Tobacco, Inc. (Japan)	33,373	618,027

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco (cont’d.)
KT&G Corp. (South Korea)	2,739	$167,487
Scandinavian Tobacco Group A/S (Denmark), 144A	30,516	308,035

		5,616,528

Trading Companies & Distributors 0.2%
BMC Stock Holdings, Inc.*	8,843	156,786
Ferguson PLC	7,580	469,203
GMS, Inc.*	8,900	139,997
Rush Enterprises, Inc. (Class A Stock)	3,100	98,952
WESCO International, Inc.*	20,100	459,285

		1,324,223

Transportation Infrastructure 0.1%
Aena SME SA (Spain), 144A	251	27,439
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	3,535	33,321
Kamigumi Co. Ltd. (Japan)	2,200	37,227
TAV Havalimanlari Holding A/S (Turkey)	129,583	323,311

		421,298

Water Utilities 0.0%
American States Water Co.	500	40,870
Artesian Resources Corp. (Class A Stock)	505	18,877
SJW Group	2,700	155,979

		215,726

Wireless Telecommunication Services 0.3%
Globe Telecom, Inc. (Philippines)	3,935	149,259
KDDI Corp. (Japan)	28,400	841,694
NTT DOCOMO, Inc. (Japan)	27,304	853,411
PLDT, Inc. (Philippines)	14,850	327,546
Softbank Corp. (Japan)	15,300	195,264
Vodafone Group PLC (United Kingdom)	237,990	330,344

		2,697,518

TOTAL COMMON STOCKS (cost $485,233,502)		444,461,760

EXCHANGE-TRADED FUNDS 0.4%
iShares MSCI EAFE ETF	12,300	657,558
iShares MSCI Emerging Markets ETF	7,200	245,736

See Notes to Financial Statements.

PGIM Balanced Fund	31

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description			Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
iShares MSCI India ETF(a)			72,000	$1,735,920
iShares MSCI Saudi Arabia ETF			14,700	351,771

TOTAL EXCHANGE-TRADED FUNDS (cost $3,906,577)				2,990,985

PREFERRED STOCKS 0.2%

Automobiles 0.0%
Volkswagen AG (Germany) (PRFC)			2,458	288,473

Banks 0.1%
Bancolombia SA (Colombia) (PRFC)			34,827	218,633
Citigroup Capital XIII, 8.140%			3,000	76,800
Itausa - Investimentos Itau SA (Brazil) (PRFC)			108,500	181,665

				477,098

Capital Markets 0.0%
State Street Corp., 5.350%			5,000	122,750

Chemicals 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)			1,451	51,333

Construction Materials 0.0%
STO SE & Co. KGaA (Germany) (PRFC)			532	48,816

Diversified Telecommunication Services 0.0%
Telefonica Brasil SA (Brazil) (PRFC)			27,500	261,764

Electric Utilities 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)			61,300	311,449

TOTAL PREFERRED STOCKS (cost $2,463,935)				1,561,683

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 5.6%

Automobiles 1.7%
AmeriCredit Automobile Receivables Trust, Series 2018-01, Class C	3.500%	01/18/24	300	293,703
Series 2019-01, Class B	3.130	02/18/25	100	100,193
Series 2019-01, Class C	3.360	02/18/25	200	201,196

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
AmeriCredit Automobile Receivables Trust, (cont’d.)
Series 2019-02, Class C	2.740%		04/18/25		300	$290,687
Series 2019-03, Class C	2.320		07/18/25		800	785,672
Series 2020-01, Class B	1.480		01/21/25		500	471,732
Avis Budget Rental Car Funding AESOP LLC, Series 2018-02A, Class A, 144A	4.000		03/20/25		300	296,015
Series 2019-02A, Class A, 144A	3.350		09/22/25		616	582,621
Series 2019-03A, Class A, 144A	2.360		03/20/26		1,000	875,766
Series 2020-01A, Class A, 144A	2.330		08/20/26		500	439,518
Drive Auto Receivables Trust, Series 2019-03, Class B	2.650		02/15/24		200	197,447
Enterprise Fleet Financing LLC, Series 2017-01, Class A2, 144A	2.130		07/20/22		7	7,315
Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321		10/15/23	CAD	600	423,709
Ford Credit Auto Owner Trust, Series 2018-01, Class A, 144A	3.190		07/15/31		1,200	1,192,633
Ford Credit Floorplan Master Owner Trust, Series 2017-03, Class A	2.480		09/15/24		396	384,688
Series 2018-02, Class A	3.170		03/15/25		2,100	2,065,735
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620		06/17/24		100	102,019
OneMain Direct Auto Receivables Trust, Series 2017-02A, Class B, 144A	2.550		11/14/23		616	613,666
Series 2018-01A, Class A, 144A	3.430		12/16/24		900	895,747
Series 2019-01A, Class A, 144A	3.630		09/14/27		1,280	1,248,360
Santander Drive Auto Receivables Trust, Series 2019-03, Class C	2.490		10/15/25		500	482,484
World Omni Select Auto Trust, Series 2018-01A, Class B, 144A	3.680		07/15/23		370	367,819
Series 2018-01A, Class C, 144A	3.860		01/15/25		440	437,838
Series 2019-A, Class B	2.170		12/15/25		700	668,681
Series 2019-A, Class C	2.380		12/15/25		200	190,350

						13,615,594

Collateralized Loan Obligations 1.7%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.192	(c)	07/22/32		1,000	914,308

See Notes to Financial Statements.

PGIM Balanced Fund	33

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.103	%(c)	07/16/29	250	$239,827
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.762	(c)	05/17/31	1,000	909,997
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.139	(c)	01/20/32	750	684,122
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.049	(c)	04/20/31	250	234,026
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.800	(c)	04/30/31	1,000	924,761
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122	(c)	07/22/32	750	672,377
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.496	(c)	10/26/32	1,000	930,115
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.959	(c)	07/19/27	1,750	1,672,252
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.869	(c)	04/20/31	1,500	1,398,151
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.209	(c)	07/20/32	1,000	914,777
Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.001	(c)	07/15/31	500	462,977
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.056	(c)	10/23/31	750	693,987
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.019	(c)	07/20/31	250	230,878
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.999	(c)	10/18/31	1,000	927,674

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.019	%(c)	10/20/31	500	$456,716
York CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.152	(c)	07/22/32	1,000	928,207

					13,195,152

Consumer Loans 0.4%
Lendmark Funding Trust, Series 2018-01A, Class A, 144A	3.810		12/21/26	130	122,248
Series 2019-02A, Class A, 144A	2.780		04/20/28	900	782,867
OneMain Financial Issuance Trust, Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.505	(c)	09/14/32	367	358,375
Series 2017-01A, Class C, 144A	3.350		09/14/32	135	114,157
Series 2018-01A, Class A, 144A	3.300		03/14/29	190	189,430
Oportun Funding LLC, Series 2018-C, Class A, 144A	4.100		10/08/24	300	276,568
Series 2018-D, Class A, 144A	4.150		12/09/24	200	184,699
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020		01/25/29	953	885,767
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680		07/15/30	616	590,192

					3,504,303

Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	1,100	1,285,109

Equipment 0.1%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720		06/15/40	400	396,630
Series 2018-A, Class A5, 144A	3.610		03/10/42	100	100,497
Series 2019-A, Class A5, 144A	3.080		11/12/41	400	378,204

					875,331

See Notes to Financial Statements.

PGIM Balanced Fund	35

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	2.597	%(c)	03/25/33	12	$11,539
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.847	(c)	07/25/32	5	5,628
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	2.222	(c)	09/25/32	38	35,415

					52,582

Other 0.2%
Sierra Timeshare Receivables Funding LLC, Series 2018-02A, Class A, 144A	3.500		06/20/35	214	206,530
Series 2019-02A, Class A, 144A	2.590		05/20/36	555	546,559
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.747	(c)	06/25/24	780	665,695

					1,418,784

Residential Mortgage-Backed Securities 0.5%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.297	(c)	10/25/37	244	234,183
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	319	292,904
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	1.697	(c)	03/25/34	91	87,750
Legacy Mortgage Asset Trust, Series 2019-GS02, Class A1, 144A	3.750	(cc)	01/25/59	171	153,856
Series 2019-GS04, Class A1, 144A	3.438	(cc)	05/25/59	273	275,267
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	68	68,305
Mill City Mortgage Loan Trust, Series 2017-03, Class A1, 144A	2.750	(cc)	01/25/61	255	254,274
Series 2018-01, Class A1, 144A	3.250	(cc)	05/25/62	146	147,478
Towd Point Mortgage Trust, Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57	839	812,263
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	1.547	(c)	02/25/57	424	409,026
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57	408	408,175
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58	163	164,819

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-06, Class A1A, 144A	3.750	%(cc)	03/25/58	305	$312,618
Series 2019-MH01, Class A1, 144A	3.000	(cc)	11/25/58	172	173,388

					3,794,306

Student Loans 0.8%
Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 144A	2.680		09/25/42	293	296,485
Series 2018-AGS, Class A1, 144A	3.210		02/25/44	239	242,287
Series 2018-CGS, Class A1, 144A	3.870		02/25/46	133	136,659
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 144A	2.810		11/25/42	213	213,874
Series 2018-B, Class A2FX, 144A	3.540		05/26/43	428	418,092
Series 2019-A, Class A2FX, 144A	2.730		10/25/48	300	301,179
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 144A	3.190		02/18/42	700	710,588
Series 2018-CA, Class A2, 144A	3.520		06/16/42	300	303,887
Series 2019-CA, Class A2, 144A	3.130		02/15/68	300	295,315
Series 2019-EA, Class A2A, 144A	2.640		05/15/68	500	509,327
Series 2019-FA, Class A2, 144A	2.600		08/15/68	700	707,521
Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000		12/15/59	300	310,370
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 144A	3.090		08/17/48	400	412,011
Series 2019-C, Class A2FX, 144A	2.370		11/16/48	600	599,712
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 144A	3.340		08/25/47	400	386,570
Series 2020-A, Class A2FX, 144A	2.540		05/15/46	600	580,509

					6,424,386

TOTAL ASSET-BACKED SECURITIES (cost $46,060,514)					44,165,547

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.0%
BANK, Series 2017-BNK04, Class A3	3.362		05/15/50	1,000	1,011,702
Series 2020-BN26, Class A3	2.313		03/15/63	1,800	1,738,523
BBCMS Mortgage Trust, Series 2018-C02, Class A4	4.047		12/15/51	1,351	1,490,352
Benchmark Mortgage Trust, Series 2018-B03, Class A4	3.761		04/10/51	1,138	1,238,011

See Notes to Financial Statements.

PGIM Balanced Fund	37

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2019-B13, Class A3	2.701%		08/15/57	1,800	$1,830,773
Series 2020-B17, Class A4	2.042		03/15/53	650	624,232
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	1.505	(c)	12/15/36	1,100	1,020,146
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657		08/15/57	1,550	1,565,577
CFK Trust, Series 2020-MF02, Class B, 144A	2.792		03/15/39	1,200	1,092,155
Series 2020-MF02, Class C, 144A	2.995		03/15/39	1,500	1,334,741
Series 2020-MF02, Class D, 144A	3.349		03/15/39	900	797,128
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575		05/10/47	196	202,577
Series 2015-GC29, Class A3	2.935		04/10/48	410	412,678
Series 2015-P01, Class A4	3.462		09/15/48	600	604,944
Series 2017-P08, Class A3	3.203		09/15/50	1,000	1,028,622
Series 2019-GC41, Class A4	2.620		08/10/56	3,600	3,640,432
Series 2020-555, Class A, 144A	2.647		12/10/41	2,000	1,772,074
Series 2020-GC46, Class A4	2.477		02/15/53	1,400	1,389,916
Commercial Mortgage Trust, Series 2013-CR08, Class A4	3.334		06/10/46	326	335,109
Series 2014-CR15, Class A2	2.928		02/10/47	118	117,823
Series 2014-CR18, Class A4	3.550		07/15/47	397	414,524
Series 2014-UBS04, Class A4	3.420		08/10/47	700	718,653
Series 2015-LC21, Class A3	3.445		07/10/48	700	734,951
CSAIL Commercial Mortgage Trust, Series 2015-C02, Class A3	3.231		06/15/57	765	783,648
Series 2017-C08, Class A3	3.127		06/15/50	800	808,888
DBJPM Mortgage Trust, Series 2016-C01, Class A3A	3.015		05/10/49	800	829,756
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	(cc)	04/25/27	1,138	1,226,139
Series 2015-M17, Class A2	2.931	(cc)	11/25/25	616	653,996
Series 2017-M01, Class A2	2.417	(cc)	10/25/26	300	310,817
Series 2017-M04, Class A2	2.584	(cc)	12/25/26	1,750	1,846,934
Series 2017-M08, Class A2	3.061	(cc)	05/25/27	1,250	1,357,637
Series 2018-M04, Class A2	3.045	(cc)	03/25/28	996	1,085,631
Series 2018-M10, Class A1	3.384	(cc)	07/25/28	328	359,241
Series 2018-M10, Class A2	3.384	(cc)	07/25/28	1,884	2,093,820
Series 2019-M25, Class A1	2.142		11/25/29	1,890	1,936,762
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.368	(cc)	05/25/22	2,559	61,835
Series K021, Class X1, IO	1.420	(cc)	06/25/22	788	20,136

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K025, Class X1, IO	0.815	%(cc)	10/25/22	1,319	$23,220
Series K055, Class X1, IO	1.364	(cc)	03/25/26	2,284	157,237
Series K064, Class AM	3.327	(cc)	03/25/27	1,280	1,417,721
Series K068, Class AM	3.315		08/25/27	900	1,018,984
Series K069, Class A2	3.187	(cc)	09/25/27	1,066	1,198,060
Series K069, Class AM	3.248	(cc)	09/25/27	150	167,728
Series K070, Class A2	3.303	(cc)	11/25/27	1,742	1,975,169
Series K070, Class AM	3.364		12/25/27	225	255,501
Series K072, Class A2	3.444		12/25/27	300	343,256
Series K074, Class A2	3.600		01/25/28	2,773	3,194,475
Series K075, Class AM	3.650	(cc)	02/25/28	575	661,833
Series K076, Class A2	3.900		04/25/28	1,991	2,338,598
Series K076, Class AM	3.900		04/25/28	425	496,821
Series K077, Class A2	3.850	(cc)	05/25/28	1,180	1,381,536
Series K077, Class AM	3.850	(cc)	05/25/28	160	186,661
Series K079, Class AM	3.930		06/25/28	996	1,172,692
Series K080, Class AM	3.986	(cc)	07/25/28	1,777	2,079,411
Series K083, Class A2	4.050	(cc)	09/25/28	960	1,149,708
Series K083, Class AM	4.030	(cc)	10/25/28	275	327,757
Series K086, Class A2	3.859	(cc)	11/25/28	1,422	1,685,040
Series K086, Class AM	3.919	(cc)	12/25/28	200	237,090
Series K087, Class AM	3.832	(cc)	12/25/28	250	294,531
Series K157, Class A2	3.990	(cc)	05/25/33	700	826,470
Series W5FX, Class AFX	3.092	(cc)	04/25/28	380	422,974
GS Mortgage Securities Corp., Series 2018-GS10, Class A3	4.261	(cc)	07/10/51	1,325	1,409,418
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136		02/10/48	400	408,513
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694		04/15/46	91	90,811
Series 2017-JP07, Class ASB	3.241		09/15/50	400	415,444
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.705	(c)	09/15/29	700	650,562
Series 2020-NNN, Class AFL, 144A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	1.565	(c)	01/16/37	900	850,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C08, Class A3	2.863		12/15/48	180	180,433
Series 2015-C23, Class A3	3.451		07/15/50	600	627,748
Series 2015-C25, Class A4	3.372		10/15/48	700	718,890
Series 2016-C29, Class A3	3.058		05/15/49	800	809,462
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531		08/15/49	1,300	1,275,166
Series 2019-H06, Class A3	3.158		06/15/52	1,250	1,295,194

See Notes to Financial Statements.

PGIM Balanced Fund	39

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2020-L04, Class A2	2.449%	02/15/53	3,600	$3,568,259
UBS Commercial Mortgage Trust, Series 2017-C02, Class ASB	3.264	08/15/50	500	520,634
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,492,427
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,721,317
Series 2018-C09, Class A3	3.854	03/15/51	400	437,742
Series 2018-C14, Class A3	4.180	12/15/51	996	1,130,160
UBS-Barclays Commercial Mortgage Trust, Series 2012-C04, Class A4	2.792	12/10/45	200	202,156
Series 2013-C05, Class A3	2.920	03/10/46	151	152,224
Series 2013-C06, Class A3	2.971	04/10/46	200	201,748
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS02, Class A4	3.498	07/15/58	800	824,971
Series 2016-C33, Class A3	3.162	03/15/59	1,280	1,302,425
Series 2016-C34, Class A3	2.834	06/15/49	800	809,586
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,187,896
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,483,737
Series 2017-C38, Class A4	3.190	07/15/50	700	719,283
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,109,632
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,823,909
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,509,852
Series 2020-C55, Class A4	2.474	02/15/53	3,600	3,530,859

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $92,472,648)				94,964,790

CORPORATE BONDS 15.1%

Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	500	328,746

Aerospace & Defense 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50	515	470,294
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/25	300	210,784
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	99	84,154
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	179,435
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	259,685

				1,204,352

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222%		08/15/24	810	$809,722

Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575		07/15/29	175	165,977
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703		12/15/22	3	3,346
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000		04/29/26	80	77,756
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24	44	45,926
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400		04/19/21	200	184,062
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000		10/11/27	68	66,827

					543,894

Auto Manufacturers 0.5%
BMW US Capital LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.258	(c)	04/12/21	80	78,748
Gtd. Notes, 144A	3.100		04/12/21	105	103,939
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100		05/04/20	200	199,714
Gtd. Notes, 144A	3.350		05/04/21	330	325,078
Ford Motor Co., Sr. Unsec’d. Notes	5.291		12/08/46	135	78,665
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336		03/18/21	206	197,982
Sr. Unsec’d. Notes	3.350		11/01/22	770	719,051
Sr. Unsec’d. Notes	5.875		08/02/21	200	195,976
General Motors Co., Sr. Unsec’d. Notes	4.875		10/02/23	155	141,748
Sr. Unsec’d. Notes	6.250		10/02/43	95	75,337
Sr. Unsec’d. Notes	6.600		04/01/36	80	69,484
General Motors Financial Co., Inc., Gtd. Notes, 3 Month LIBOR + 0.850%	2.728	(c)	04/09/21	160	147,052
Gtd. Notes	3.550		04/09/21	120	114,790
Gtd. Notes	3.950		04/13/24	616	558,282

See Notes to Financial Statements.

PGIM Balanced Fund	41

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%		01/15/21		565	$568,076
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.875		11/13/20		215	213,855
Gtd. Notes, 144A	4.000		11/12/21		245	241,882

						4,029,659

Banks 3.8%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848		04/12/23		200	200,215
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125	(ff)	—	(rr)	350	327,107
Jr. Sub. Notes, Series MM	4.300	(ff)	—	(rr)	235	202,207
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		286	291,488
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23		390	403,621
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28		160	165,717
Sr. Unsec’d. Notes, GMTN	4.271	(ff)	07/23/29		350	379,195
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30		215	218,107
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		1,835	1,921,357
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30		115	123,841
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		882	938,953
Sub. Notes, MTN	4.450		03/03/26		365	392,562
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.500		06/28/24		660	663,587
Sr. Unsec’d. Notes, MTN	2.900		03/26/22		300	303,942
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200		08/16/23		782	786,949
Sr. Unsec’d. Notes, MTN	2.950		01/29/23		170	173,815
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375		01/12/26		200	204,625
Sr. Unsec’d. Notes, MTN	4.972	(ff)	05/16/29		400	429,642
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22		275	273,333
Capital One NA, Sr. Unsec’d. Notes	2.250		09/13/21		750	733,376
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20		690	689,644
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	280	247,900
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	150	140,089
Jr. Sub. Notes, Series T	6.250	(ff)	—	(rr)	105	107,661

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series U	5.000	%(ff)	—	(rr)	100	$91,905
Jr. Sub. Notes, Series V	4.700	(ff)	—	(rr)	1,020	870,374
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28		290	299,919
Sr. Unsec’d. Notes	3.700		01/12/26		200	212,615
Sr. Unsec’d. Notes	3.887	(ff)	01/10/28		1,500	1,566,379
Sub. Notes	4.400		06/10/25		767	830,214
Sub. Notes	4.450		09/29/27		195	203,008
Sub. Notes	4.750		05/18/46		55	59,672
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.041	(c)	02/04/21		200	197,803
Sr. Unsec’d. Notes	4.250		02/04/21		175	168,384
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		220	212,320
Discover Bank, Sr. Unsec’d. Notes	4.250		03/13/26		315	308,622
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	265	236,509
Sr. Unsec’d. Notes	3.750		02/25/26		50	52,080
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29		165	170,574
Sr. Unsec’d. Notes	3.850		01/26/27		410	419,339
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		120	126,690
Sr. Unsec’d. Notes	5.750		01/24/22		250	265,256
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		220	221,304
Sub. Notes	6.750		10/01/37		275	363,322
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.292	(c)	05/18/21		345	338,924
JPMorgan Chase & Co., Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	345	325,758
Jr. Sub. Notes, Series HH	4.600	(ff)	—	(rr)	1,290	1,135,787
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.240	(c)	—	(rr)	146	130,951
Sr. Unsec’d. Notes	2.950		10/01/26		210	216,115
Sr. Unsec’d. Notes	3.200		06/15/26		1,066	1,105,608
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		265	275,651
Sr. Unsec’d. Notes	3.702	(ff)	05/06/30		145	154,601
Sr. Unsec’d. Notes	3.782	(ff)	02/01/28		1,591	1,695,001
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		796	859,953
Sr. Unsec’d. Notes	4.452	(ff)	12/05/29		250	279,691
Sub. Notes	3.875		09/10/24		90	95,060
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21		750	749,670
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300		05/07/21		200	200,040

See Notes to Financial Statements.

PGIM Balanced Fund	43

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27		300	$304,414
Morgan Stanley, Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441	(c)	—	(rr)	125	109,852
Sr. Unsec’d. Notes, GMTN	3.591	(ff)	07/22/28		1,536	1,593,658
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		45	46,882
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		1,173	1,236,582
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26		370	396,145
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		240	265,956
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375		01/24/24		310	309,969
State Street Corp., Jr. Sub. Notes, Series F	5.250	(ff)	—	(rr)	190	171,037
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.572	(ff)	02/11/31		1,025	982,290

						30,174,817

Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700		02/01/36		150	156,563
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000		01/17/43		120	118,034
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550		01/23/49		825	969,688
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551		05/25/21		190	192,106

						1,436,391

Building Materials 0.2%
Griffon Corp., Gtd. Notes, 144A	5.750		03/01/28		800	751,896
Johnson Controls International PLC, Sr. Unsec’d. Notes	6.000		01/15/36		450	535,660

						1,287,556

Chemicals 0.4%
CF Industries, Inc., Gtd. Notes	5.375		03/15/44		150	142,742

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22		640	$637,447
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		67	100,855
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		200	84,748
Gtd. Notes	6.500	09/27/28		200	84,000
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	2,250	1,965,642
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25		100	125,431

					3,140,865

Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	492,803
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700	11/01/23		1,166	1,160,099
Gtd. Notes, 144A	7.000	10/15/37		20	25,022
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	90,643
Loxam SAS (France), Sr. Sub. Notes	5.750	07/15/27	EUR	1,100	649,057
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	294,288
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	330,857
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	53,384
United Rentals North America, Inc., Gtd. Notes	4.000	07/15/30		425	390,883
Gtd. Notes	4.875	01/15/28		200	195,308
Gtd. Notes	5.500	05/15/27		250	246,682

					3,929,026

Diversified Financial Services 0.3%
Capital One Financial Corp., Sr. Unsec’d. Notes	2.500	05/12/20		375	374,668

See Notes to Financial Statements.

PGIM Balanced Fund	45

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20		500	$497,303
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		65	58,730
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	5.250	02/06/12	(d)	345	3,623
Sr. Unsec’d. Notes, MTN	6.875	05/02/18	(d)	100	1,050
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		600	503,574
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	202,671
Private Export Funding Corp., Gov’t. Gtd. Notes, Series GG	2.450	07/15/24		65	68,891
Sr. Unsec’d. Notes, 144A	2.650	02/16/21		385	390,683

					2,101,193

Electric 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36		115	149,894
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37		120	152,704
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series K2	6.950	03/15/33		120	181,444
General Ref. Mortgage, Series Z	2.400	09/01/26		170	179,765
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47		754	805,367
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24		800	793,983
Jr. Sub. Notes	4.104	04/01/21		400	400,991
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47		622	628,977
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38		55	70,406
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26		210	209,035
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35		135	181,017
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26		685	650,871
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22		500	484,750
Gtd. Notes, 144A	4.625	09/14/25		265	281,734

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400%	01/28/30	200	$170,160
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	5.750	01/26/21	540	456,451
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	334,697
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	56,193
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	80,263
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	42,856
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	236,676
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	310,772
Ohio Power Co., Sr. Unsec’d. Notes	4.000	06/01/49	160	164,917
Sr. Unsec’d. Notes	4.150	04/01/48	175	191,179
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	39,899
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	182,833
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	252,587
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	259,691
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,131,994
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27	600	618,558
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	606,794
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	117,640

				10,425,098

See Notes to Financial Statements.

PGIM Balanced Fund	47

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electronics 0.2%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%	06/15/21		150	$150,243
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,231,431

					1,381,674

Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes	5.500	07/31/47		200	168,651
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	172,695
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	168,651

					509,997

Entertainment 0.1%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750	06/15/25		225	95,575
Gtd. Notes	5.875	11/15/26		375	156,121
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		650	573,360
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		350	283,892

					1,108,948

Foods 0.4%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		650	636,234
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800	10/22/21		902	908,124
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.875	10/01/49		450	419,911
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49		275	304,371
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	1,000	992,610

					3,261,250

Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		40	40,377

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		30	$34,899
Sr. Unsec’d. Notes	7.300	11/15/39		175	238,393

					313,669

Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		825	761,345
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	200,525
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		10	9,650
NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27		548	555,515
Sr. Unsec’d. Notes	4.800	02/15/44		40	39,516
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	747,774

					2,314,325

Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		295	404,267
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	351,207
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	113,014

					868,488

Healthcare-Services 0.5%
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49		115	133,322
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42		45	49,367
Sr. Unsec’d. Notes	4.650	01/15/43		30	33,553
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	919,860
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	817,366
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47		95	108,854

See Notes to Financial Statements.

PGIM Balanced Fund	49

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	75	$72,159
HCA, Inc., Gtd. Notes	3.500	09/01/30	200	182,120
Gtd. Notes	5.375	02/01/25	230	235,660
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	140	168,199
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	20	20,156
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	400	315,835
Providence St. Joseph Health Obligated Group, Unsec’d. Notes, Series 19A	2.532	10/01/29	190	185,283
Unsec’d. Notes, Series H	2.746	10/01/26	50	52,775
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24	355	375,512

				3,670,021

Home Builders 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	459,455
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	325	282,497
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	90	83,639

				825,591

Insurance 0.2%
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	160	160,987
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	180	166,515
Gtd. Notes, 144A	4.500	06/15/49	115	112,982
Gtd. Notes, 144A	4.569	02/01/29	350	368,623
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	132,530
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	25,708

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp., (cont’d.)
Sr. Unsec’d. Notes	5.000%	04/05/46	325	$337,042
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	148,065
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	16,086
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270	05/15/47	240	229,081
Sub. Notes, 144A	6.850	12/16/39	22	30,336
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	50,103

				1,778,058

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	130	118,946
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	514,900

				633,846

Machinery-Diversified 0.0%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	85,902
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	168,123

				254,025

Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375	05/01/47	120	131,329
Sr. Sec’d. Notes	6.384	10/23/35	110	130,760
Sr. Sec’d. Notes	6.484	10/23/45	172	210,130
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	1,000	859,691
Comcast Corp., Gtd. Notes	3.969	11/01/47	19	21,987
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	740	756,157
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	300	303,013

See Notes to Financial Statements.

PGIM Balanced Fund	51

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375%		08/15/26	550	$446,854
Discovery Communications LLC, Gtd. Notes	2.800		06/15/20	542	542,068
Gtd. Notes	5.300		05/15/49	575	579,905
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500		09/01/41	140	146,868
ViacomCBS, Inc., Sr. Unsec’d. Notes(a)	4.375		03/15/43	600	525,063
Sr. Unsec’d. Notes	5.250		04/01/44	65	61,246
Videotron Ltd. (Canada), Gtd. Notes	5.000		07/15/22	150	150,709
Walt Disney Co. (The), Gtd. Notes	7.625		11/30/28	125	161,570

					5,027,350

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750		05/01/43	280	363,606
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	(ff)	10/19/75	65	64,471
Newmont Corp., Gtd. Notes	3.625		06/09/21	110	112,732
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500		07/27/35	95	112,115

					652,924

Miscellaneous Manufacturing 0.1%
Enerpac Tool Group Corp., Gtd. Notes	5.625		06/15/22	160	147,905
Pentair Finance Sarl, Gtd. Notes	4.500		07/01/29	450	464,021

					611,926

Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750		01/06/23	70	73,017
Sr. Unsec’d. Notes	3.250		02/11/22	65	67,522

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22		150	$153,320

					293,859

Oil & Gas 1.1%
Antero Resources Corp., Gtd. Notes	5.125	12/01/22		250	134,736
Gtd. Notes	5.625	06/01/23		500	209,733
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22		225	120,366
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24		518	532,377
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		318	144,303
CNOOC Finance Ltd. (China), Gtd. Notes	2.875	09/30/29		450	464,838
Concho Resources, Inc., Gtd. Notes	3.750	10/01/27		1,000	844,306
Gtd. Notes	4.875	10/01/47		35	26,920
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29		150	183,188
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23		754	414,659
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	22,201
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	121,404
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		240	248,318
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29		650	451,391
MEG Energy Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.125	02/01/27		250	124,341
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	95,228
Ovintiv, Inc., Gtd. Notes	6.500	08/15/34		340	159,404
Gtd. Notes	6.500	02/01/38		50	21,468
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	230	260,524

See Notes to Financial Statements.

PGIM Balanced Fund	53

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	6.900%	03/19/49		430	$418,416
Gtd. Notes	7.375	01/17/27		60	61,479
Gtd. Notes	8.750	05/23/26		60	64,752
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	01/21/21		50	48,075
Gtd. Notes	6.350	02/12/48		136	85,130
Gtd. Notes	6.500	03/13/27		1,440	1,064,765
Gtd. Notes, 144A	6.490	01/23/27		73	53,864
Gtd. Notes, 144A	7.690	01/23/50		303	206,902
Gtd. Notes, EMTN	4.875	02/21/28	EUR	440	351,978
Gtd. Notes, MTN	6.750	09/21/47		641	414,709
Gtd. Notes, MTN	6.875	08/04/26		10	7,572
Range Resources Corp., Gtd. Notes, 144A	9.250	02/01/26		625	383,934
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		200	200,029
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		345	374,716

					8,316,026

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	312,564
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		23	21,717
Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21		75	75,896

					410,177

Packaging & Containers 0.0%
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		95	101,490

Pharmaceuticals 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25		315	330,061
Sr. Unsec’d. Notes	4.500	05/14/35		235	260,313
Sr. Unsec’d. Notes	4.700	05/14/45		250	280,861
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		1,285	1,379,347

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	430	$485,922
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	200	201,983
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	66,934
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	4.125	06/15/39	70	84,129
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	395	499,575
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	225	300,684
Cigna Corp., Gtd. Notes, 144A	4.500	02/25/26	967	1,040,803
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28	1,635	1,735,198
Sr. Unsec’d. Notes	4.780	03/25/38	90	98,130
Sr. Unsec’d. Notes	5.125	07/20/45	487	558,413
Sr. Unsec’d. Notes	5.300	12/05/43	45	52,460
Mylan NV, Gtd. Notes	5.250	06/15/46	755	764,306
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	832	828,779

				8,967,898

Pipelines 0.5%
Energy Transfer Operating LP, Gtd. Notes	4.950	06/15/28	210	176,902
Gtd. Notes	5.000	05/15/50	170	131,223
Gtd. Notes	5.300	04/15/47	500	382,281
Enterprise Products Operating LLC, Gtd. Notes	4.200	01/31/50	345	326,658
Gtd. Notes	4.850	03/15/44	185	189,365
MPLX LP, Sr. Unsec’d. Notes	4.500	04/15/38	175	124,301
Sr. Unsec’d. Notes	4.875	06/01/25	375	313,579
Sr. Unsec’d. Notes	5.200	03/01/47	20	15,945
Sr. Unsec’d. Notes	5.500	02/15/49	90	77,407
ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	192,112
ONEOK, Inc., Gtd. Notes	4.500	03/15/50	1,000	751,847
Gtd. Notes	4.950	07/13/47	50	39,421

See Notes to Financial Statements.

PGIM Balanced Fund	55

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%		10/01/26		360	$325,327
Spectra Energy Partners LP, Gtd. Notes	3.375		10/15/26		165	152,482
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000		07/01/22		445	287,174
Sr. Unsec’d. Notes	5.300		03/01/48		20	7,911
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.850		03/01/48		20	18,693
Sr. Unsec’d. Notes	4.900		01/15/45		220	186,631
Sr. Unsec’d. Notes	5.400		03/04/44		175	157,691

						3,856,950

Real Estate Investment Trusts (REITs) 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	4.550		10/01/29		450	466,453
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		04/15/26		175	156,734
Ventas Realty LP, Gtd. Notes	2.650		01/15/25		1,750	1,645,829
Welltower, Inc., Sr. Unsec’d. Notes	4.250		04/01/26		160	166,854

						2,435,870

Retail 0.5%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.536	(c)	04/17/20		60	59,775
Sr. Unsec’d. Notes	4.200		05/15/28		2,350	2,390,737
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250		10/30/25	EUR	1,200	1,055,861
L Brands, Inc., Gtd. Notes	6.625		04/01/21		225	212,367
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875		01/15/22		26	18,576
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25		170	138,643
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875		03/01/27		500	459,684

						4,335,643

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.0%
Broadcom, Inc., Gtd. Notes, 144A	3.125%		04/15/21	210	$207,460
Gtd. Notes, 144A	3.125		10/15/22	160	158,367

					365,827

Software 0.1%
Microsoft Corp., Sr. Unsec’d. Notes	4.000		02/12/55	295	372,920
Sr. Unsec’d. Notes	4.450		11/03/45	48	62,902

					435,822

Telecommunications 0.8%
AT&T, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	1.964	(c)	06/12/24	542	507,687
Sr. Unsec’d. Notes	3.400		05/15/25	170	176,479
Sr. Unsec’d. Notes	3.600		07/15/25	25	26,047
Sr. Unsec’d. Notes	3.800		02/15/27	240	249,364
Sr. Unsec’d. Notes	4.300		02/15/30	80	86,110
Sr. Unsec’d. Notes	4.550		03/09/49	575	618,114
Sr. Unsec’d. Notes	4.850		03/01/39	1,680	1,899,443
Sr. Unsec’d. Notes	5.150		03/15/42	95	109,271
Sr. Unsec’d. Notes	5.250		03/01/37	60	69,966
Sr. Unsec’d. Notes	5.350		09/01/40	4	4,647
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625		12/15/30	50	77,091
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500		08/01/23	400	246,336
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400		03/01/27	250	238,238
Sprint Capital Corp., Gtd. Notes	8.750		03/15/32	300	396,992
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360		03/20/23	103	102,870
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500		08/10/33	185	220,602
Sr. Unsec’d. Notes	4.862		08/21/46	711	927,630

					5,956,887

See Notes to Financial Statements.

PGIM Balanced Fund	57

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	$186,312
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	219,649
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903	02/15/23	97	97,803
Sr. Unsec’d. Notes	5.590	05/17/25	20	21,896

				525,660

TOTAL CORPORATE BONDS (cost $126,289,089)				118,625,520

MUNICIPAL BONDS 0.4%

Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	36,781

California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	329,819
Taxable, Revenue Bonds	2.574	04/01/31	415	419,706
State of California, General Obligation Unlimited, BABs	7.300	10/01/39	210	324,379
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	22,919

				1,096,823

Illinois 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	228,037
State of Illinois, General Obligation Unlimited, Series A	5.000	10/01/22	35	36,256
General Obligation Unlimited, Series D	5.000	11/01/22	710	736,036
General Obligation Unlimited, Taxable	5.100	06/01/33	100	99,543

				1,099,872

New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	240,651

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767%		08/01/36	190	$241,857

Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910		06/01/40	65	75,239
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879		12/01/34	45	51,160

					126,399

Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834		11/15/34	70	93,328

Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511		12/01/45	80	110,337

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179		09/01/2117	80	93,163

TOTAL MUNICIPAL BONDS (cost $2,661,156)					3,139,211

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/20	3	3,301
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.676	(cc)	02/25/35	16	13,893
Bellemeade Re Ltd. (Bermuda), Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.647	(c)	10/25/27	16	15,944
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.547	(c)	04/25/28	133	131,978
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.797	(c)	10/25/28	158	156,795
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.047	(c)	07/25/29	253	251,930

See Notes to Financial Statements.

PGIM Balanced Fund	59

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.547	%(c)	07/25/29	300	$256,668
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.347	(c)	10/25/29	361	358,656
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.947	(c)	10/25/29	300	286,494
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	4.363	(cc)	02/25/37	41	37,345
CIM Trust, Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.581	(c)	12/25/57	352	362,767
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.581	(c)	01/25/57	411	405,873
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	541	502,502
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	387	363,838
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.097	(c)	09/25/31	362	296,524
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	3.047	(c)	10/25/39	300	241,720
Credit Suisse Mortgage Trust, Series 2018-RPL09, Class A, 144A	3.850	(cc)	09/25/57	635	639,997
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.060	(c)	12/26/59^	1,613	1,613,296
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.647	(c)	11/25/28	103	102,411
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M21 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.097	(c)	10/25/30	100	83,110
Fannie Mae REMICS, Series 2014-11, Class VB	4.500		04/25/42	500	596,197
Series 2018-78, Class A	3.500		07/25/43	470	485,171
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA01, Class M11 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.147	(c)	07/25/29	129	128,276
Series 2017-DNA03, Class M11 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.697	(c)	03/25/30	397	390,451
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.797	(c)	02/25/50	360	228,673
Freddie Mac Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.697	(c)	09/25/48	87	85,513

See Notes to Financial Statements.

60

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Trust, (cont’d.)
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%) 1.697%(c)			02/25/49	56	$55,348
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	(cc)	11/26/49	1,234	1,000,582
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.688	(cc)	07/25/35	18	15,998
Legacy Mortgage Asset Trust, Series 2019-GS06, Class A1, 144A	3.000	(cc)	06/25/59	95	83,825
Series 2019-PR01, Class A1, 144A	3.858	(cc)	09/25/59	192	180,585
Series 2020-GS01, Class A1, 144A	2.882	(cc)	10/25/59	396	393,371
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.081	(c)	04/01/24	97	95,697
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	79	79,440
Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250	(cc)	10/25/69	173	174,747
Mortgage Insurance-Linked Notes, Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.397	(c)	02/25/30	200	182,964
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	246	253,979
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.697	(c)	01/25/48	178	165,315
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.347	(c)	07/25/29	116	115,745
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	1.597	(c)	06/25/57	163	151,696
Park Avenue Funding Trust, Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	2.459	(c)	05/27/21	1,387	1,376,937
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500		08/25/58	587	622,148
Station Place Securitization Trust, Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	1.597	(c)	08/25/52	1,300	1,294,593
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.872	(cc)	02/25/34	26	23,456

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,962,365)					14,305,749

See Notes to Financial Statements.

PGIM Balanced Fund	61

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 1.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27		485	$493,881
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375	07/12/21		200	202,024
Sr. Unsec’d. Notes	5.000	06/15/45		200	205,252
Sr. Unsec’d. Notes	7.375	09/18/37		100	124,960
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	290	278,880
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	450	425,865
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	290	254,274
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	183,608
Sr. Unsec’d. Notes, EMTN	2.750	04/01/20		250	250,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20		100	100,899
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		250	183,814
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375	03/29/21		114	118,286
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	394,281
Sr. Unsec’d. Notes	4.450	02/11/24		200	206,948
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	341,102
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	212,320
Iraq International Bond (Iraq), Sr. Unsec’d. Notes, 144A	5.800	01/15/28		370	281,221
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	208,273
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	414,595
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	257,260
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	106,491
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		70	74,877
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26		135	180,679
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	206,222
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	242,832
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.375	10/17/24		1,900	1,877,728

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes	2.875%	10/17/29		2,000	$1,910,136
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23		160	166,084
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	481,875
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	298,884
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	202,914
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	284,800
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	208,257
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	5.750	01/18/22		200	130,099
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	207,062
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20		190	190,018
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	8.994	02/01/24		300	277,083
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	400	353,415
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	605,917
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		210	239,107
Sr. Unsec’d. Notes	5.100	06/18/50		65	74,174

TOTAL SOVEREIGN BONDS (cost $14,330,865)					13,456,397

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.4%
Federal Home Loan Bank(k)	5.500	07/15/36		135	208,976
Federal Home Loan Mortgage Corp.	4.500	10/01/39		165	180,190
Federal Home Loan Mortgage Corp.	5.000	04/01/34		13	14,244
Federal Home Loan Mortgage Corp.	5.000	05/01/34		25	27,441
Federal Home Loan Mortgage Corp.	5.000	10/01/35		36	40,461
Federal Home Loan Mortgage Corp.	5.500	12/01/33		24	26,698
Federal Home Loan Mortgage Corp.	5.500	05/01/34		9	9,555
Federal Home Loan Mortgage Corp.	5.500	07/01/34		58	65,434
Federal Home Loan Mortgage Corp.	5.500	05/01/37		9	10,593
Federal Home Loan Mortgage Corp.	5.500	10/01/37		19	21,571
Federal Home Loan Mortgage Corp.	6.000	01/01/34		27	30,121
Federal Home Loan Mortgage Corp.	6.750	09/15/29		25	37,207
Federal Home Loan Mortgage Corp.	7.000	10/01/31		1	779
Federal Home Loan Mortgage Corp.	7.000	05/01/32		12	13,284

See Notes to Financial Statements.

PGIM Balanced Fund	63

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	09/01/39	137		$149,951
Federal National Mortgage Assoc.	4.500	08/01/40	109		119,770
Federal National Mortgage Assoc.	4.500	02/01/44	170		186,533
Federal National Mortgage Assoc.	4.500	08/01/44	303		330,980
Federal National Mortgage Assoc.	4.500	01/01/45	287		314,930
Federal National Mortgage Assoc.	5.000	07/01/35	23		25,566
Federal National Mortgage Assoc.	5.000	02/01/36	55		61,294
Federal National Mortgage Assoc.	5.000	11/01/41	334		369,726
Federal National Mortgage Assoc.	5.500	06/01/33	11		12,064
Federal National Mortgage Assoc.	5.500	08/01/33	16		18,663
Federal National Mortgage Assoc.	5.500	09/01/33	29		33,193
Federal National Mortgage Assoc.	5.500	09/01/33	53		59,813
Federal National Mortgage Assoc.	5.500	01/01/34	23		25,920
Federal National Mortgage Assoc.	5.500	01/01/34	27		30,901
Federal National Mortgage Assoc.	5.500	07/01/34	39		44,160
Federal National Mortgage Assoc.	6.000	09/01/21	—	(r)	157
Federal National Mortgage Assoc.	6.000	11/01/33	43		47,659
Federal National Mortgage Assoc.	6.000	01/01/34	8		9,042
Federal National Mortgage Assoc.	6.000	01/01/34	104		119,313
Federal National Mortgage Assoc.	6.000	02/01/34	11		12,821
Federal National Mortgage Assoc.	6.000	10/01/34	3		3,718
Federal National Mortgage Assoc.	6.000	10/01/34	5		5,563
Federal National Mortgage Assoc.	6.000	11/01/34	10		11,882
Federal National Mortgage Assoc.	6.000	11/01/34	26		28,575
Federal National Mortgage Assoc.	6.000	11/01/34	62		69,550
Federal National Mortgage Assoc.	6.000	01/01/35	12		13,096
Federal National Mortgage Assoc.	6.000	01/01/35	60		66,729
Federal National Mortgage Assoc.	6.000	02/01/35	53		60,356
Federal National Mortgage Assoc.	6.000	08/01/36	17		18,431
Federal National Mortgage Assoc.	6.000	08/01/38	7		7,766
Federal National Mortgage Assoc.	6.250	05/15/29	45		64,354
Federal National Mortgage Assoc.	6.500	05/01/24	10		11,036
Federal National Mortgage Assoc.	6.500	07/01/29	10		11,405
Federal National Mortgage Assoc.	6.500	07/01/32	14		15,810
Federal National Mortgage Assoc.	6.500	04/01/33	11		13,202
Federal National Mortgage Assoc.	6.500	01/01/34	11		12,412
Federal National Mortgage Assoc.	6.500	01/01/34	21		24,489
Federal National Mortgage Assoc.	6.500	10/01/36	23		27,058
Federal National Mortgage Assoc.	6.500	09/01/37	58		68,033
Federal National Mortgage Assoc.	6.500	10/01/37	57		65,411
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145		222,587
Federal National Mortgage Assoc.	7.000	06/01/32	13		15,758
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		694,319
Federal National Mortgage Assoc.	7.500	09/01/30	1		1,001
Federal National Mortgage Assoc.	8.000	12/01/23	1		736

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	8.500%	02/01/28	2		$2,170
Government National Mortgage Assoc.	3.000	09/20/43	228		245,486
Government National Mortgage Assoc.	3.000	01/20/44	68		73,086
Government National Mortgage Assoc.	3.000	03/15/45	220		233,138
Government National Mortgage Assoc.	3.000	05/20/45	307		329,695
Government National Mortgage Assoc.	3.000	08/20/45	498		534,892
Government National Mortgage Assoc.	3.000	06/20/46	644		690,808
Government National Mortgage Assoc.(k)	3.000	12/20/46	1,024		1,094,733
Government National Mortgage Assoc.	3.000	01/20/47	938		1,002,093
Government National Mortgage Assoc.	3.000	03/20/47	326		348,630
Government National Mortgage Assoc.	3.000	12/20/48	1,583		1,690,788
Government National Mortgage Assoc.	5.000	10/20/37	14		15,737
Government National Mortgage Assoc.	5.000	04/20/45	104		114,434
Government National Mortgage Assoc.	5.500	07/15/33	26		27,972
Government National Mortgage Assoc.	5.500	12/15/33	11		11,910
Government National Mortgage Assoc.	5.500	09/15/34	101		110,131
Government National Mortgage Assoc.	5.500	01/15/36	52		58,735
Government National Mortgage Assoc.	5.500	02/15/36	74		80,509
Government National Mortgage Assoc.	6.500	09/15/23	3		3,355
Government National Mortgage Assoc.	6.500	10/15/23	2		2,352
Government National Mortgage Assoc.	6.500	12/15/23	1		861
Government National Mortgage Assoc.	6.500	12/15/23	3		3,126
Government National Mortgage Assoc.	6.500	12/15/23	4		4,238
Government National Mortgage Assoc.	6.500	04/15/24	28		31,244
Government National Mortgage Assoc.	6.500	07/15/32	2		2,611
Government National Mortgage Assoc.	6.500	08/15/32	—	(r)	338
Government National Mortgage Assoc.	6.500	08/15/32	1		765
Government National Mortgage Assoc.	6.500	08/15/32	2		1,811
Government National Mortgage Assoc.	6.500	08/15/32	11		13,060
Government National Mortgage Assoc.	7.000	06/15/24	8		8,178
Government National Mortgage Assoc.	7.000	05/15/31	6		6,958
Government National Mortgage Assoc.	7.500	04/15/29	1		615
Government National Mortgage Assoc.	7.500	12/15/29	3		2,898
Government National Mortgage Assoc.	8.000	08/15/22	1		609
Government National Mortgage Assoc.	8.000	12/15/22	1		1,408
Government National Mortgage Assoc.	8.000	12/15/22	3		2,880
Government National Mortgage Assoc.	8.000	06/15/25	17		18,481
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		137,722

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,403,148)					11,100,744

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds	3.375	05/15/44	1,020		1,449,834
U.S. Treasury Bonds(k)	3.625	08/15/43	3,155		4,621,582
U.S. Treasury Bonds	3.625	02/15/44	2,795		4,109,524

See Notes to Financial Statements.

PGIM Balanced Fund	65

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.750%		11/15/43	650	$971,141
U.S. Treasury Notes	0.500		03/31/25	850	855,379
U.S. Treasury Notes	1.500		02/15/30	1,100	1,185,938
U.S. Treasury Notes	2.375		08/15/24	2,965	3,222,584
U.S. Treasury Strips Coupon	1.468	(s)	11/15/41	210	156,524
U.S. Treasury Strips Coupon(k)	2.052	(s)	11/15/43	6,350	4,472,781
U.S. Treasury Strips Coupon(k)	2.502	(s)	11/15/30	194	176,479
U.S. Treasury Strips Coupon(k)	2.752	(s)	08/15/30	321	293,113
U.S. Treasury Strips Coupon(k)	2.843	(s)	11/15/35	575	482,349
U.S. Treasury Strips Principal, PO(h)	1.927	(s)	05/15/43	6,250	4,557,373

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,949,673)					26,554,601

TOTAL LONG-TERM INVESTMENTS (cost $823,733,472)					775,326,987

				Shares

SHORT-TERM INVESTMENTS 2.4%

AFFILIATED MUTUAL FUNDS 2.4%
PGIM Core Ultra Short Bond Fund(w)				9,287,640	9,287,640
PGIM Institutional Money Market Fund (cost $9,211,594; includes $9,201,263 of cash collateral for securities on loan)(b)(w)				9,241,166	9,226,380

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,499,234)					18,514,020

OPTIONS PURCHASED*~ 0.0% (cost $3,296)					146,109

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills (cost $199,976)	0.055%	06/18/20	200	$199,955

TOTAL SHORT-TERM INVESTMENTS (cost $18,702,506)				18,860,084

TOTAL INVESTMENTS 100.9% (cost $842,435,978)				794,187,071
Liabilities in excess of other assets(z) (0.9)%				(7,265,303)

NET ASSETS 100.0%				$786,921,768

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

PGIM Balanced Fund	67

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PO—Principal Only

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

UTS—Unit Trust Security

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,624,949 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,712,303; cash collateral of $9,201,263 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

68

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	577	$10,292
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	561	9,934
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,402	23,254
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,784	46,359
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,820	47,926
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	561	8,344

Total Options Purchased (cost $3,296)							$146,109

Futures contracts outstanding at March 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
264	5 Year U.S. Treasury Notes	Jun. 2020	$33,094,876	$1,261,764
187	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	41,490,625	3,013,156
11	S&P 500 E-Mini Index	Jun. 2020	1,413,335	90,132

				4,365,052

	Short Positions:
536	2 Year U.S. Treasury Notes	Jun. 2020	118,125,187	(1,539,601)
20	5 Year Euro-Bobl	Jun. 2020	2,982,462	15,631
2	10 Year Euro-Bund	Jun. 2020	380,523	815
308	10 Year U.S. Treasury Notes	Jun. 2020	42,715,750	(471,482)
46	10 Year U.S. Ultra Treasury Notes	Jun. 2020	7,177,438	(512,894)

See Notes to Financial Statements.

PGIM Balanced Fund	69

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Futures contracts outstanding at March 31, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
102	20 Year U.S. Treasury Bonds	Jun. 2020	$18,264,375	$(76,108)
26	Euro Schatz Index	Jun. 2020	3,217,093	(739)

				(2,584,378)

				$1,780,674

Forward foreign currency exchange contracts outstanding at March 31, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	BNP Paribas S.A.	AUD	141	$95,000	$86,901	$—	$(8,099)
Expiring 04/17/20	Citibank, N.A.	AUD	420	267,750	258,519	—	(9,231)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	215	144,400	131,984	—	(12,416)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	AUD	213	142,560	130,946	—	(11,614)
Brazilian Real,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	4,168	818,533	801,945	—	(16,588)
British Pound,
Expiring 04/15/20	BNP Paribas S.A.	GBP	112	144,000	138,771	—	(5,229)
Expiring 04/15/20	BNP Paribas S.A.	GBP	79	103,000	97,608	—	(5,392)
Expiring 04/15/20	HSBC Bank USA, N.A.	GBP	552	717,537	685,448	—	(32,089)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	76	99,000	94,321	—	(4,679)
Canadian Dollar,
Expiring 04/17/20	BNP Paribas S.A.	CAD	178	134,000	126,251	—	(7,749)
Expiring 04/17/20	BNP Paribas S.A.	CAD	166	114,000	117,764	3,764	—
Expiring 04/17/20	BNP Paribas S.A.	CAD	135	94,000	95,871	1,871	—
Expiring 04/17/20	HSBC Bank USA, N.A.	CAD	280	210,551	198,939	—	(11,612)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CAD	193	144,243	136,985	—	(7,258)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	201	141,372	143,147	1,775	—
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	2,903	414,385	409,122	—	(5,263)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,427	205,000	201,059	—	(3,941)
Colombian Peso,
Expiring 06/17/20	Citibank, N.A.	COP	345,131	86,000	84,485	—	(1,515)

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/15/20	Citibank, N.A.	CZK	3,774	$167,000	$151,823	$—	$(15,177)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	13,086	574,325	526,478	—	(47,847)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CZK	3,862	173,000	155,385	—	(17,615)
Euro,
Expiring 04/15/20	BNP Paribas S.A.	EUR	135	147,000	148,864	1,864	—
Expiring 04/15/20	BNP Paribas S.A.	EUR	133	146,000	146,286	286	—
Expiring 04/15/20	BNP Paribas S.A.	EUR	107	118,000	117,670	—	(330)
Expiring 04/15/20	Citibank, N.A.	EUR	630	686,750	695,619	8,869	—
Expiring 04/15/20	Citibank, N.A.	EUR	630	692,100	695,692	3,592	—
Expiring 04/15/20	Citibank, N.A.	EUR	335	374,850	369,812	—	(5,038)
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	1,070	1,181,797	1,180,433	—	(1,364)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	432	488,400	476,791	—	(11,609)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	380	427,934	419,266	—	(8,668)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	258	296,000	284,768	—	(11,232)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	175	198,000	192,848	—	(5,152)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	173	194,000	191,119	—	(2,881)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	162	179,000	178,983	—	(17)
Expiring 04/15/20	The Toronto-Dominion Bank	EUR	177	195,600	195,590	—	(10)
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	29,877	97,000	91,377	—	(5,623)
Expiring 04/15/20	HSBC Bank USA, N.A.	HUF	50,555	171,000	154,618	—	(16,382)
Expiring 04/15/20	HSBC Bank USA, N.A.	HUF	33,415	113,000	102,197	—	(10,803)
Expiring 04/15/20	Morgan Stanley & Co.
	International PLC	HUF	29,943	102,000	91,578	—	(10,422)
Indian Rupee,
Expiring 06/17/20	The Toronto-Dominion
	Bank	INR	16,641	228,134	216,322	—	(11,812)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	7,040,665	487,571	426,181	—	(61,390)
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,806,419	195,244	169,876	—	(25,368)
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,570,494	110,435	95,064	—	(15,371)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,393,879	94,404	84,373	—	(10,031)
Israeli Shekel,
Expiring 06/17/20	Citibank, N.A.	ILS	845	237,000	239,399	2,399	—

See Notes to Financial Statements.

PGIM Balanced Fund	71

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	Citibank, N.A.	ILS	258	$72,600	$73,097	$497	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	ILS	702	194,000	198,983	4,983	—
Japanese Yen,
Expiring 04/15/20	BNP Paribas S.A.	JPY	18,569	173,000	172,818	—	(182)
Expiring 04/15/20	Citibank, N.A.	JPY	18,529	168,000	172,446	4,446	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	58,919	538,794	548,339	9,545	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	JPY	24,332	231,275	226,449	—	(4,826)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	11,847	110,623	110,255	—	(368)
Expiring 05/15/20	Citibank, N.A.	JPY	11,852	111,270	110,458	—	(812)
Kazakhstani Tenge,
Expiring 04/24/20	Morgan Stanley & Co. International PLC	KZT	22,141	58,129	48,720	—	(9,409)
Expiring 04/27/20	JPMorgan Chase Bank, N.A.	KZT	11,471	30,000	25,192	—	(4,808)
Expiring 04/27/20	JPMorgan Chase Bank, N.A.	KZT	4,714	12,283	10,353	—	(1,930)
Expiring 04/27/20	Morgan Stanley & Co. International PLC	KZT	21,121	55,363	46,383	—	(8,980)
Expiring 04/27/20	Morgan Stanley & Co. International PLC	KZT	14,089	36,675	30,942	—	(5,733)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	KZT	9,496	24,450	20,523	—	(3,927)
Mexican Peso,
Expiring 06/17/20	Citibank, N.A.	MXN	8,643	412,876	360,157	—	(52,719)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,370	99,868	98,749	—	(1,119)
New Taiwanese Dollar,
Expiring 06/17/20	Citibank, N.A.	TWD	5,313	178,000	177,726	—	(274)
New Zealand Dollar,
Expiring 04/17/20	BNP Paribas S.A.	NZD	144	93,000	85,940	—	(7,060)
Expiring 04/17/20	BNP Paribas S.A.	NZD	114	66,000	67,780	1,780	—
Expiring 04/17/20	Citibank, N.A.	NZD	155	99,275	92,343	—	(6,932)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	NZD	343	217,900	204,762	—	(13,138)
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	NZD	276	164,975	164,482	—	(493)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	173	109,325	103,365	—	(5,960)
Norwegian Krone,
Expiring 04/15/20	HSBC Bank USA, N.A.	NOK	3,978	431,851	382,641	—	(49,210)

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	NOK	843	$89,000	$81,085	$—	$(7,915)
Peruvian Nuevo Sol,
Expiring 06/17/20	BNP Paribas S.A.	PEN	408	115,469	118,419	2,950	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	523	154,000	152,002	—	(1,998)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	468	136,000	135,875	—	(125)
Philippine Peso,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	12,145	230,000	235,130	5,130	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	6,517	127,567	126,169	—	(1,398)
Polish Zloty,
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	744	196,000	179,842	—	(16,158)
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	557	144,285	134,512	—	(9,773)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	PLN	609	158,000	147,311	—	(10,689)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	PLN	544	140,000	131,484	—	(8,516)
Expiring 04/15/20	The Toronto-Dominion Bank	PLN	465	123,000	112,457	—	(10,543)
Russian Ruble,
Expiring 06/17/20	Citibank, N.A.	RUB	41,285	571,406	522,362	—	(49,044)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	8,998	113,800	113,842	42	—
Singapore Dollar,
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	295	212,797	207,675	—	(5,122)
South African Rand,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,641	94,000	90,788	—	(3,212)
Swedish Krona,
Expiring 04/15/20	BNP Paribas S.A.	SEK	782	77,000	79,047	2,047	—
Expiring 04/15/20	HSBC Bank USA, N.A.	SEK	2,070	216,819	209,330	—	(7,489)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	SEK	1,190	123,000	120,344	—	(2,656)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	1,194	126,000	120,716	—	(5,284)
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	174	186,000	181,132	—	(4,868)
Expiring 04/15/20	BNP Paribas S.A.	CHF	151	157,000	156,560	—	(440)
Expiring 04/15/20	BNP Paribas S.A.	CHF	142	145,000	147,715	2,715	—

See Notes to Financial Statements.

PGIM Balanced Fund	73

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/15/20	BNP Paribas S.A.	CHF	141	$148,000	$146,696	$—	$(1,304)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CHF	136	141,000	141,282	282	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CHF	98	103,000	101,573	—	(1,427)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	194	209,000	201,576	—	(7,424)
Ukraine Hryvna,
Expiring 04/27/20	Citibank, N.A.	UAH	1,513	60,439	53,617	—	(6,822)
Expiring 04/27/20	Citibank, N.A.	UAH	635	25,406	22,488	—	(2,918)
Expiring 05/26/20	Citibank, N.A.	UAH	1,252	49,938	43,440	—	(6,498)
Expiring 05/26/20	Citibank, N.A.	UAH	697	27,704	24,166	—	(3,538)
Expiring 05/27/20	Citibank, N.A.	UAH	1,139	45,382	39,488	—	(5,894)

				$20,286,419	$19,549,504	58,837	(795,752)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	BNP Paribas S.A.	AUD	171	$97,691	$105,078	$—	$(7,387)
Expiring 04/17/20	Citibank, N.A.	AUD	164	108,478	100,714	7,764	—
Expiring 04/17/20	Citibank, N.A.	AUD	162	109,246	99,901	9,345	—
Expiring 04/17/20	HSBC Bank USA, N.A.	AUD	427	288,545	262,842	25,703	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	532	359,270	327,334	31,936	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	161	97,031	98,976	—	(1,945)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	AUD	371	244,781	228,144	16,637	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	AUD	353	217,345	217,261	84	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	AUD	169	110,495	103,998	6,497	—
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	1,282	288,354	246,600	41,754	—
Expiring 04/02/20	Citibank, N.A.	BRL	716	151,000	137,766	13,234	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	524	105,130	100,875	4,255	—

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	518	$109,635	$99,677	$9,958	$—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	367	74,000	70,656	3,344	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	382	78,000	73,442	4,558	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	379	75,000	72,930	2,070	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	4,168	817,184	800,134	17,050	—
British Pound,
Expiring 04/15/20	BNP Paribas S.A.	GBP	237	285,000	293,902	—	(8,902)
Expiring 04/15/20	BNP Paribas S.A.	GBP	143	183,000	178,199	4,801	—
Expiring 04/15/20	Citibank, N.A.	GBP	151	185,000	186,993	—	(1,993)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	GBP	84	109,000	104,498	4,502	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	285	370,689	353,920	16,769	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	170	218,600	210,884	7,716	—
Canadian Dollar,
Expiring 04/17/20	BNP Paribas S.A.	CAD	296	221,000	210,426	10,574	—
Expiring 04/17/20	Citibank, N.A.	CAD	600	460,133	426,433	33,700	—
Expiring 04/17/20	HSBC Bank USA, N.A.	CAD	291	219,472	206,833	12,639	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CAD	432	319,000	307,091	11,909	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CAD	324	242,945	229,993	12,952	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CAD	207	154,000	146,930	7,070	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	218	155,250	155,114	136	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	177	132,000	125,978	6,022	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	172	129,000	121,965	7,035	—
Expiring 04/17/20	The Toronto-Dominion Bank	CAD	186	140,000	132,194	7,806	—
Chilean Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	271,591	325,240	317,965	7,275	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	80,747	97,291	94,534	2,757	—

See Notes to Financial Statements.

PGIM Balanced Fund	75

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	384,268	$459,596	$449,880	$9,716	$—
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	150,162	178,128	175,801	2,327	—
Chinese Renminbi,
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,839	262,000	259,179	2,821	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,485	209,000	209,240	—	(240)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,261	180,100	177,772	2,328	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,009	144,300	142,158	2,142	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	720	102,500	101,437	1,063	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	586,429	154,344	143,553	10,791	—
Expiring 06/17/20	BNP Paribas S.A.	COP	383,968	110,435	93,992	16,443	—
Expiring 06/17/20	Citibank, N.A.	COP	106,737	30,897	26,128	4,769	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	138,643	39,684	33,939	5,745	—
Czech Koruna,
Expiring 04/15/20	BNP Paribas S.A.	CZK	2,515	101,000	101,186	—	(186)
Expiring 04/15/20	Citibank, N.A.	CZK	2,245	97,000	90,337	6,663	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CZK	2,588	112,000	104,107	7,893	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,740	106,200	110,231	—	(4,031)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,683	105,000	107,948	—	(2,948)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,568	101,000	103,330	—	(2,330)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,047	88,000	82,375	5,625	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	1,932	75,000	77,739	—	(2,739)
Euro,
Expiring 04/15/20	BNP Paribas S.A.	EUR	276	300,000	304,853	—	(4,853)
Expiring 04/15/20	BNP Paribas S.A.	EUR	245	263,000	269,933	—	(6,933)
Expiring 04/15/20	BNP Paribas S.A.	EUR	189	206,000	208,881	—	(2,881)
Expiring 04/15/20	BNP Paribas S.A.	EUR	161	174,000	177,572	—	(3,572)
Expiring 04/15/20	BNP Paribas S.A.	EUR	111	120,000	122,986	—	(2,986)
Expiring 04/15/20	Citibank, N.A.	EUR	3,608	3,979,299	3,981,342	—	(2,043)
Expiring 04/15/20	Citibank, N.A.	EUR	151	165,000	166,501	—	(1,501)
Expiring 04/15/20	Citibank, N.A.	EUR	101	110,435	111,876	—	(1,441)
Expiring 04/15/20	Citibank, N.A.	EUR	100	109,116	110,543	—	(1,427)
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	148	162,150	163,115	—	(965)
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	110	122,937	121,387	1,550	—

See Notes to Financial Statements.

76

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,326	$1,447,297	$1,463,784	$—	$(16,487)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,154	1,250,771	1,273,507	—	(22,736)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	433	469,100	477,832	—	(8,732)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	373	412,298	412,000	298	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	277	306,242	305,962	280	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	139	153,912	153,860	52	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	132	144,551	145,740	—	(1,189)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	101	110,435	111,900	—	(1,465)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	2,609	2,843,674	2,878,527	—	(34,853)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	993	1,088,417	1,095,424	—	(7,007)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	800	880,000	882,813	—	(2,813)
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	40,219	122,000	123,007	—	(1,007)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,931,542	118,000	116,919	1,081	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,497,420	90,000	90,641	—	(641)
Israeli Shekel,
Expiring 06/17/20	BNP Paribas S.A.	ILS	495	140,400	140,395	5	—
Expiring 06/17/20	Citibank, N.A.	ILS	693	184,000	196,492	—	(12,492)
Expiring 06/17/20	Citibank, N.A.	ILS	624	178,000	176,976	1,024	—
Expiring 06/17/20	Citibank, N.A.	ILS	139	39,600	39,447	153	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ILS	614	161,000	173,938	—	(12,938)
Japanese Yen,
Expiring 04/15/20	BNP Paribas S.A.	JPY	15,650	140,000	145,649	—	(5,649)
Expiring 04/15/20	BNP Paribas S.A.	JPY	12,639	122,000	117,628	4,372	—
Expiring 04/15/20	Citibank, N.A.	JPY	12,027	108,950	111,927	—	(2,977)
Expiring 04/15/20	Citibank, N.A.	JPY	10,521	95,469	97,916	—	(2,447)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	JPY	49,715	452,900	462,678	—	(9,778)

See Notes to Financial Statements.

PGIM Balanced Fund	77

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	JPY	13,106	$124,458	$121,970	$2,488	$—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	JPY	8,487	80,817	78,985	1,832	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	44,248	404,400	411,799	—	(7,399)
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	2,405	113,000	100,201	12,799	—
Expiring 06/17/20	BNP Paribas S.A.	MXN	2,119	107,000	88,285	18,715	—
Expiring 06/17/20	Citibank, N.A.	MXN	1,680	74,000	70,005	3,995	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	2,415	100,500	100,614	—	(114)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,572	121,209	107,183	14,026	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,254	96,100	93,944	2,156	—
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	5,699	192,000	190,638	1,362	—
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	12,000	403,000	401,382	1,618	—
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	7,167	242,000	239,733	2,267	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	7,105	239,000	237,673	1,327	—
New Zealand Dollar,
Expiring 04/17/20	HSBC Bank USA, N.A.	NZD	1,110	719,602	662,406	57,196	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	NZD	169	109,318	100,576	8,742	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	384	240,685	228,871	11,814	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	380	240,953	226,705	14,248	—
Expiring 04/17/20	Morgan Stanley & Co.
	International PLC	NZD	175	105,130	104,594	536	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	168	108,718	100,338	8,380	—
Norwegian Krone,
Expiring 04/15/20	BNP Paribas S.A.	NOK	615	58,000	59,119	—	(1,119)
Expiring 04/15/20	Citibank, N.A.	NOK	1,110	108,000	106,767	1,233	—
Peruvian Nuevo Sol,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	880	256,284	255,579	705	—
Polish Zloty,
Expiring 04/15/20	BNP Paribas S.A.	PLN	461	118,000	111,540	6,460	—
Expiring 04/15/20	Citibank, N.A.	PLN	471	110,000	113,915	—	(3,915)

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/15/20	Citibank, N.A.	PLN	412	$104,000	$99,667	$4,333	$—
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	411	104,000	99,295	4,705	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	PLN	403	95,000	97,481	—	(2,481)
Russian Ruble,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	9,280	121,450	117,420	4,030	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	6,996	95,502	88,520	6,982	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	6,306	78,000	79,791	—	(1,791)
Singapore Dollar,
Expiring 06/17/20	Citibank, N.A.	SGD	353	247,000	248,406	—	(1,406)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	200	142,800	141,168	1,632	—
South African Rand,
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	570	36,668	31,553	5,115	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	5,640	351,011	312,091	38,920	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,700	110,308	94,100	16,208	—
South Korean Won,
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	819,747	694,201	674,367	19,834	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	131,772	111,116	108,403	2,713	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	131,572	111,116	108,238	2,878	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	131,906	111,116	108,513	2,603	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	130,944	110,623	107,722	2,901	—
Swedish Krona,
Expiring 04/15/20	BNP Paribas S.A.	SEK	1,425	145,000	144,093	907	—
Expiring 04/15/20	BNP Paribas S.A.	SEK	1,247	128,000	126,081	1,919	—
Expiring 04/15/20	BNP Paribas S.A.	SEK	942	92,000	95,286	—	(3,286)
Expiring 04/15/20	BNP Paribas S.A.	SEK	935	97,000	94,535	2,465	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	973	98,000	98,441	—	(441)
Swiss Franc,
Expiring 04/15/20	HSBC Bank USA, N.A.	CHF	627	647,474	652,088	—	(4,614)
Thai Baht,
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	7,915	249,000	241,269	7,731	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	7,344	233,384	223,864	9,520	—

See Notes to Financial Statements.

PGIM Balanced Fund	79

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	7,062	$224,000	$215,272	$8,728	$—
Turkish Lira,
Expiring 06/17/20	Citibank, N.A.	TRY	891	141,000	131,801	9,199	—
Expiring 06/17/20	Citibank, N.A.	TRY	698	109,635	103,209	6,426	—
Expiring 06/17/20	Citibank, N.A.	TRY	502	79,648	74,188	5,460	—
Expiring 06/17/20	HSBC Bank USA, N.A.	TRY	654	97,291	96,689	602	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	755	119,918	111,603	8,315	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	690	106,058	102,097	3,961	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	595	91,000	88,033	2,967	—

				$36,459,435	$35,902,569	787,946	(231,080)

						$846,783	$(1,026,832)

Cross currency exchange contracts outstanding at March 31, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	CZK	2,508	EUR	100	$—	$(9,680)	Citibank, N.A.
04/15/20	Buy	EUR	44	HUF	14,882	2,912	—	JPMorgan Chase Bank, N.A.
04/15/20	Buy	EUR	78	HUF	26,564	5,222	—	JPMorgan Chase Bank, N.A.
04/15/20	Buy	EUR	89	HUF	32,064	468	—	HSBC Bank USA, N.A.
04/15/20	Buy	EUR	177	NOK	2,082	—	(5,360)	Morgan Stanley & Co. International PLC
04/15/20	Buy	EUR	201	NOK	2,019	27,647	—	Citibank, N.A.
04/15/20	Buy	EUR	218	GBP	183	12,906	—	Morgan Stanley & Co. International PLC
04/17/20	Buy	JPY	25,728	AUD	377	7,559	—	Citibank, N.A.
04/17/20	Buy	JPY	26,187	AUD	370	15,844	—	HSBC Bank USA, N.A.

						$72,558	$(15,040)

See Notes to Financial Statements.

80

Credit default swap agreements outstanding at March 31, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	580	*	$11,653	$—	$11,653	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$21,906	$(4,496)	$26,402	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,000	4.579%	$(57,800)	$9,358	$(67,158)	Bank of America, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	7.933%	(101,079)	(19,728)	(81,351)	Barclays Bank PLC

					$(158,879)	$(10,370)	$(148,509)

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Balanced Fund	81

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Series is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,624,949 and 0.2% of net assets.

Interest rate swap agreements outstanding at March 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD 1,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(8)	$32,759	$32,767
BRL 11,882	01/04/27	6.215%(T)	1 Day BROIS(2)(T)	—	(141,568)	(141,568)
CNH 30,350	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	71,089	71,112
COP 1,141,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(1,239)	(1,239)
COP 1,967,840	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(889)	(889)
COP 806,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(7,368)	(7,368)
COP 564,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(5,053)	(5,053)
COP 1,216,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(11,053)	(11,053)
EUR 715	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(7,891)	(20,422)	(12,531)
HUF 452,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	7,951	7,951
HUF 123,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	9,011	9,011
NZD 600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	20,389	20,389
8,960	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(2,683)	(2,683)

See Notes to Financial Statements.

82

Interest rate swap agreements outstanding at March 31, 2020 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
9,465	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	$—	$(32,414)	$(32,414)
13,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(35,686)	(35,686)
10,077	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(18,209)	143,614	161,823
2,145	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	2,067	33,630	31,563
1,505	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	7,043	25,661	18,618
9,255	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(40,462)	(40,462)
115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,170)	(6,170)
2,638	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(54,088)	(500,211)	(446,123)
900	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(83,324)	(83,324)
370	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	—	11,689	11,689
1,890	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(182,476)	(182,476)
9,338	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(64,556)	(1,369,791)	(1,305,235)
745	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(175,438)	(175,438)
ZAR 9,600	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(374)	(42,351)	(41,977)
ZAR 12,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(4,326)	(51,996)	(47,670)
ZAR 4,300	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	(17)	(16,930)	(16,913)
ZAR 6,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(60)	(19,541)	(19,481)
ZAR 4,200	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(42)	(12,001)	(11,959)
ZAR 10,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	(13,015)	(13,015)

				$(140,484)	$(2,416,288)	$(2,275,804)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	4,200	$(170,496)	$—	$(170,496)

See Notes to Financial Statements.

PGIM Balanced Fund	83

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

(1)

On a long total return swap, the Series receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Series makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$9,358	$(24,224)	$38,055	$(319,005)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$732,000	$4,955,012
Goldman Sachs & Co. LLC	—	199,955

Total	$732,000	$5,154,967

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$369,797,841	$74,663,919	$—
Exchange-Traded Funds	2,990,985	—	—
Preferred Stocks	1,173,061	388,622	—
Asset-Backed Securities
Automobiles	—	13,615,594	—
Collateralized Loan Obligations	—	13,195,152	—
Consumer Loans	—	3,504,303	—
Credit Cards	—	1,285,109	—
Equipment	—	875,331	—
Home Equity Loans	—	52,582	—

See Notes to Financial Statements.

84

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Manufactured Housing	$—	$173,388	$—
Other	—	1,418,784	—
Residential Mortgage-Backed Securities	—	3,620,918	—
Student Loans	—	6,424,386	—
Commercial Mortgage-Backed Securities	—	94,964,790	—
Corporate Bonds	—	118,625,520	—
Municipal Bonds	—	3,139,211	—
Residential Mortgage-Backed Securities	—	12,692,453	1,613,296
Sovereign Bonds	—	13,456,397	—
U.S. Government Agency Obligations	—	11,100,744	—
U.S. Treasury Obligations	—	26,754,556	—
Affiliated Mutual Funds	18,514,020	—	—
Options Purchased	—	146,109	—

Total	$392,475,907	$400,097,868	$1,613,296

Other Financial Instruments*
Assets
Futures Contracts	$4,381,498	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	846,783	—
OTC Cross Currency Exchange Contracts	—	72,558	—
OTC Credit Default Swap Agreements	—	21,906	11,653
Centrally Cleared Interest Rate Swap Agreements	—	364,923	—

Total	$4,381,498	$1,306,170	$11,653

Liabilities
Futures Contracts	$(2,600,824)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,026,832)	—
OTC Cross Currency Exchange Contracts	—	(15,040)	—
OTC Credit Default Swap Agreements	—	(158,879)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,640,727)	—
OTC Total Return Swap Agreement	—	(170,496)	—

Total	$(2,600,824)	$(4,011,974)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Balanced Fund	85

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2020 were as follows:

Commercial Mortgage-Backed Securities	12.0%
Banks	7.0
Software	4.4
Pharmaceuticals	3.9
U.S. Treasury Obligations	3.4
Technology Hardware, Storage & Peripherals	2.7
Semiconductors & Semiconductor Equipment	2.7
Interactive Media & Services	2.6
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	2.4
IT Services	2.3
Residential Mortgage-Backed Securities	2.3
Automobiles	2.0
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	1.8
Internet & Direct Marketing Retail	1.8
Sovereign Bonds	1.7
Insurance	1.7
Collateralized Loan Obligations	1.7
Biotechnology	1.7
Capital Markets	1.5
Oil, Gas & Consumable Fuels	1.5
U.S. Government Agency Obligations	1.4
Diversified Telecommunication Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Aerospace & Defense	1.4
Electric	1.3
Chemicals	1.3
Electric Utilities	1.3
Media	1.2
Beverages	1.2
Food Products	1.1
Oil & Gas	1.1
Industrial Conglomerates	1.0
Household Products	0.9
Specialty Retail	0.9
Student Loans	0.8
Food & Staples Retailing	0.8
Telecommunications	0.8
Diversified Financial Services	0.8
Entertainment	0.7
Tobacco	0.7
Machinery	0.7%
Multi-Utilities	0.6
Household Durables	0.6
Hotels, Restaurants & Leisure	0.6
Metals & Mining	0.6
Retail	0.5
Electronic Equipment, Instruments & Components	0.5
Auto Manufacturers	0.5
Commercial Services	0.5
Pipelines	0.5
Healthcare-Services	0.5
Consumer Loans	0.4
Air Freight & Logistics	0.4
Foods	0.4
Multiline Retail	0.4
Municipal Bonds	0.4
Building Products	0.4
Exchange-Traded Funds	0.4
Life Sciences Tools & Services	0.4
Wireless Telecommunication Services	0.3
Construction & Engineering	0.3
Textiles, Apparel & Luxury Goods	0.3
Real Estate Investment Trusts (REITs)	0.3
Gas	0.3
Electrical Equipment	0.3
Construction Materials	0.3
Gas Utilities	0.3
Road & Rail	0.3
Communications Equipment	0.3
Consumer Finance	0.2
Personal Products	0.2
Distributors	0.2
Independent Power & Renewable Electricity Producers	0.2
Other	0.2
Commercial Services & Supplies	0.2
Electronics	0.2
Trading Companies & Distributors	0.2
Building Materials	0.2
Credit Cards	0.2
Auto Components	0.2
Professional Services	0.1
Diversified Consumer Services	0.1

See Notes to Financial Statements.

86

Industry Classification (continued):

Real Estate Management & Development	0.1%
Equipment	0.1
Healthcare-Products	0.1
Airlines	0.1
Home Builders	0.1
Agriculture	0.1
Health Care Technology	0.1
Mining	0.1
Containers & Packaging	0.1
Lodging	0.1
Miscellaneous Manufacturing	0.1
Thrifts & Mortgage Finance	0.1
Transportation	0.1
Engineering & Construction	0.1
Transportation Infrastructure	0.1
Oil & Gas Services	0.1
Semiconductors	0.0	*
Advertising	0.0	*
Forest Products & Paper	0.0	*
Multi-National	0.0	*%
Machinery-Diversified	0.0	*
Water Utilities	0.0	*
Energy Equipment & Services	0.0	*
Manufactured Housing	0.0	*
Options Purchased	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Packaging & Containers	0.0	*
Leisure Products	0.0	*
Home Equity Loans	0.0	*

	100.9
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$9,358		Premiums received for OTC swap agreements	$24,224
Credit contracts	Unrealized appreciation on OTC swap agreements	38,055		Unrealized depreciation on OTC swap agreements	148,509
Equity contracts	Due from/to broker—variation margin futures	90,132	*	—	—	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	72,558		Unrealized depreciation on OTC cross currency exchange contracts	15,040

See Notes to Financial Statements.

PGIM Balanced Fund	87

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$846,783		Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,026,832
Interest rate contracts	Due from/to broker—variation margin futures	4,291,366	*	Due from/to broker—variation margin futures	2,600,824	*
Interest rate contracts	Due from/to broker—variation margin swaps	364,923	*	Due from/to broker—variation margin swaps	2,640,727	*
Interest rate contracts	Unaffiliated investments	146,109		—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	170,496

		$5,859,284			$6,626,652

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$2,029
Equity contracts	(63,585)	—	—	(312,959)	—	—
Foreign exchange contracts	—	—	—	—	(35,291)	—
Interest rate contracts	—	(24,340)	10,881	2,217,656	—	(2,792,712)

Total	$(63,585)	$(24,340)	$10,881	$1,904,697	$(35,291)	$(2,790,683)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(110,454)
Equity contracts	(101)	—	98,862	—	—

See Notes to Financial Statements.

88

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$(169,222)	$—
Interest rate contracts	—	59,574	2,096,184	—	(486,135)

Total	$(101)	$59,574	$2,195,046	$(169,222)	$(596,589)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2020, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$3,573	$47,333	$79,458,570	$91,738,560	$7,525,616

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$14,614,644	$491,565	$66,383,943	$133,333

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$870,333	$4,200,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Balanced Fund	89

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$8,712,303	$(8,712,303)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$126,897	$(67,158)	$59,739	$—	$59,739
Barclays Bank PLC	54,972	(276,071)	(221,099)	221,099	—
BNP Paribas S.A.	109,971	(196,800)	(86,829)	—	(86,829)
Citibank, N.A.	204,061	(212,997)	(8,936)	—	(8,936)
Citigroup Global Markets, Inc.	11,653	—	11,653	—	11,653
HSBC Bank USA, N.A.	206,164	(240,692)	(34,528)	—	(34,528)
JPMorgan Chase Bank, N.A.	227,400	(198,868)	28,532	—	28,532
Morgan Stanley & Co. International PLC	161,612	(170,150)	(8,538)	—	(8,538)
The Toronto-Dominion Bank	10,133	(22,365)	(12,232)	—	(12,232)

	$1,112,863	$(1,385,101)	$(272,238)	$221,099	$(51,139)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

90

Statement of Assets and Liabilities (unaudited)

as of March 31, 2020

Assets
Investments at value, including securities on loan of $8,712,303:
Unaffiliated investments (cost $823,936,744)	$775,673,051
Affiliated investments (cost $18,499,234)	18,514,020
Cash	25,666
Foreign currency, at value (cost $387,077)	375,232
Receivable for investments sold	13,921,482
Dividends and interest receivable	2,922,400
Receivable for Series shares sold	923,110
Unrealized appreciation on OTC forward foreign currency exchange contracts	846,783
Deposit with broker for centrally cleared/exchange-traded derivatives	732,000
Due from broker—variation margin swaps	424,229
Tax reclaim receivable	108,445
Unrealized appreciation on OTC cross currency exchange contracts	72,558
Unrealized appreciation on OTC swap agreements	38,055
Premiums paid for OTC swap agreements	9,358
Prepaid expenses and other assets	199,368

Total Assets	814,785,757

Liabilities
Payable for investments purchased	15,033,111
Payable to broker for collateral for securities on loan	9,201,263
Payable for Series shares reacquired	1,060,274
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,026,832
Due to broker—variation margin futures	386,510
Management fee payable	335,736
Unrealized depreciation on OTC swap agreements	319,005
Distribution fee payable	223,859
Accrued expenses and other liabilities	132,981
Affiliated transfer agent fee payable	105,154
Premiums received for OTC swap agreements	24,224
Unrealized depreciation on OTC cross currency exchange contracts	15,040

Total Liabilities	27,863,989

Net Assets	$786,921,768

Net assets were comprised of:
Common stock, at par	$58,428
Paid-in capital in excess of par	823,541,844
Total distributable earnings (loss)	(36,678,504)

Net assets, March 31, 2020	$786,921,768

See Notes to Financial Statements.

PGIM Balanced Fund	91

Statement of Assets and Liabilities (unaudited) (continued)

as of March 31, 2020

Class A
Net asset value and redemption price per share, ($512,620,073 ÷ 38,158,257 shares of common stock issued and outstanding)	$13.43
Maximum sales charge (3.25% of offering price)	0.46

Maximum offering price to public	$13.89

Class B
Net asset value, offering price and redemption price per share,
($10,511,807 ÷ 777,482 shares of common stock issued and outstanding)	$13.52

Class C
Net asset value, offering price and redemption price per share,
($89,288,036 ÷ 6,603,278 shares of common stock issued and outstanding)	$13.52

Class R
Net asset value, offering price and redemption price per share,
($1,335,332 ÷ 99,348 shares of common stock issued and outstanding)	$13.44

Class Z
Net asset value, offering price and redemption price per share,
($134,857,250 ÷ 9,961,213 shares of common stock issued and outstanding)	$13.54

Class R6
Net asset value, offering price and redemption price per share,
($38,309,270 ÷ 2,828,274 shares of common stock issued and outstanding)	$13.55

See Notes to Financial Statements.

92

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $100,538 foreign withholding tax)	$5,984,007
Interest income	5,260,032
Affiliated dividend income	200,044
Income from securities lending, net (including affiliated income of $17,650)	18,727

Total income	11,462,810

Expenses
Management fee	3,017,725
Distribution fee(a)	1,512,098
Transfer agent’s fees and expenses (including affiliated expense of $266,455)(a)	556,030
Custodian and accounting fees	159,333
Shareholders’ reports	51,219
Registration fees(a)	50,715
Audit fee	22,969
Legal fees and expenses	11,480
Directors’ fees	10,484
Miscellaneous	38,634

Total expenses	5,430,687
Less: Fee waiver and/or expense reimbursement(a)	(553,912)
Distribution fee waiver(a)	(2,147)

Net expenses	4,874,628

Net investment income (loss)	6,588,182

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $201,181)	19,199,444
Futures transactions	1,904,697
Forward and cross currency contract transactions	(35,291)
Options written transactions	10,881
Swap agreement transactions	(2,790,683)
Foreign currency transactions	15,992

18,305,040

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(182,104))	(133,020,070)
Futures	2,195,046
Forward and cross currency contracts	(169,222)
Swap agreements	(596,589)
Foreign currencies	2,523

(131,588,312)

Net gain (loss) on investment and foreign currency transactions	(113,283,272)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(106,695,090)

See Notes to Financial Statements.

PGIM Balanced Fund	93

Statement of Operations (unaudited) (continued)

Six Months Ended March 31, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	897,586	68,937	539,134	6,441	—	—
Transfer agent’s fees and expenses	369,397	26,020	55,655	2,829	101,938	191
Registration fees	12,985	6,409	7,584	7,389	8,138	8,210
Fee waiver and/or expense reimbursement	(422,429)	(14,713)	(34,393)	(8,011)	(53,410)	(20,956)
Distribution fee waiver	—	—	—	(2,147)	—	—

See Notes to Financial Statements.

94

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,588,182	$10,990,901
Net realized gain (loss) on investment and foreign currency transactions	18,305,040	14,953,508
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(131,588,312)	(8,621,052)

Net increase (decrease) in net assets resulting from operations	(106,695,090)	17,323,357

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,809,729)	(24,291,098)
Class B	(287,361)	(500,200)
Class C	(2,275,252)	(5,245,293)
Class R	(37,275)	(127,565)
Class Z	(4,326,420)	(12,143,630)
Class R6	(1,042,067)	(671,587)

	(22,778,104)	(42,979,373)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	74,889,720	148,906,917
Net asset value of shares issued in reinvestment of dividends and distributions	22,116,268	41,144,300
Net asset value of shares issued in merger	—	267,312,375
Cost of shares reacquired	(105,563,088)	(154,808,052)

Net increase (decrease) in net assets from Series share transactions	(8,557,100)	302,555,540

Total increase (decrease)	(138,030,294)	276,899,524

Net Assets:
Beginning of period	924,952,062	648,052,538

End of period	$786,921,768	$924,952,062

See Notes to Financial Statements.

PGIM Balanced Fund	95

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Balanced Fund, PGIM Jennison Focused Value Fund (formerly known as PGIM Jennison Equity Opportunity Fund) and PGIM Jennison Growth Fund, each of which are diversified funds. These financial statements relate only to the PGIM Balanced Fund (the “Series”).

The investment objective of the Series is to seek income and long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

96

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market

PGIM Balanced Fund	97

Notes to Financial Statements (unaudited) (continued)

approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its

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subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Series purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Series. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Series could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

PGIM Balanced Fund	99

Notes to Financial Statements (unaudited) (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in

100

determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series

PGIM Balanced Fund	101

Notes to Financial Statements (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for

102

the protection buyer if the spread increases. The Series’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Series generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Series effectively increases its investment risk because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Series entered into for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Series is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Series is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Series entered into total return swaps to manage its exposure to a security or an index. The Series’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against

PGIM Balanced Fund	103

Notes to Financial Statements (unaudited) (continued)

amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to

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serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2020, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Series held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Series invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also

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Notes to Financial Statements (unaudited) (continued)

continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

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Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through PGIM Fixed Income and PGIM Limited, each of which is a business unit of PGIM, Inc. and QMA LLC (“QMA”). The subadvisory agreement provides that PGIM, Inc. and QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. and QMA are obligated to keep certain books and records of the Series. The Manager pays for the services of PGIM, Inc. and QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion and 0.60% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended March 31, 2020.

The Manager has contractually agreed, through January 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.97% of average daily net assets for Class B shares, 1.47% of average daily net assets for Class R shares, and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Balanced Fund	107

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2021 to limit such fees to 0.50% of the average daily net assets of Class R shares.

For the reporting period ended March 31, 2020, PIMS received $453,923 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2020, PIMS received $92, $1,294 and $5,857 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Series also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended March 31, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2020, were $568,882,100 and $609,623,916, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$1,444,833	$7,808	$1,451,071	$(196,831)	$195,261	$—	—	$7,109
PGIM Core Ultra Short Bond Fund*
24,685,626	168,262,641	183,660,627	—	—	9,287,640	9,287,640	192,935

PGIM Balanced Fund	109

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$4,685,253	$99,662,825	$95,142,345	$14,727	$5,920	$9,226,380	9,241,166	$17,650	**

$30,815,712	$267,933,274	$280,254,043	$(182,104)	$201,181	$18,514,020		$217,694

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of March 31, 2020 were as follows:

Tax Basis	$848,179,309

Gross Unrealized Appreciation	74,591,598
Gross Unrealized Depreciation	(129,497,313)

Net Unrealized Depreciation	$(54,905,715)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately

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seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of capital stock at $0.001 par value per share, designated as shares of the Series. The shares are further classified and designated as follows:

Class A	125,000,000
Class B	3,000,000
Class C	25,000,000
Class R	125,000,000
Class Z	280,000,000
Class T	75,000,000
Class R6	290,000,000

The Series currently does not have any Class T shares outstanding.

As of March 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	21,502	—%*
Class Z	1,389,526	14%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	43%

PGIM Balanced Fund	111

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2020:
Shares sold	2,427,972	$38,002,489
Shares issued in reinvestment of dividends and distributions	917,637	14,571,600
Shares reacquired	(3,197,349)	(49,308,294)

Net increase (decrease) in shares outstanding before conversion	148,260	3,265,795
Shares issued upon conversion from other share class(es)	262,713	4,160,288
Shares reacquired upon conversion into other share class(es)	(71,047)	(1,073,106)

Net increase (decrease) in shares outstanding	339,926	$6,352,977

Year ended September 30, 2019:
Shares sold	3,564,995	$53,745,202
Shares issued in reinvestment of dividends and distributions	1,637,437	23,878,981
Shares reacquired	(3,763,490)	(57,160,879)
Shares issued in merger	13,647,113	211,257,317

Net increase (decrease) in shares outstanding before conversion	15,086,055	231,720,621
Shares issued upon conversion from other share class(es)	808,689	12,396,402
Shares reacquired upon conversion into other share class(es)	(107,621)	(1,627,345)

Net increase (decrease) in shares outstanding	15,787,123	$242,489,678

Class B
Six months ended March 31, 2020:
Shares sold	15,473	$245,001
Shares issued in reinvestment of dividends and distributions	17,218	276,318
Shares reacquired	(90,200)	(1,417,048)

Net increase (decrease) in shares outstanding before conversion	(57,509)	(895,729)
Shares reacquired upon conversion into other share class(es)	(129,683)	(2,055,303)

Net increase (decrease) in shares outstanding	(187,192)	$(2,951,032)

Year ended September 30, 2019:
Shares sold	25,694	$385,535
Shares issued in reinvestment of dividends and distributions	32,860	479,296
Shares reacquired	(134,662)	(2,068,442)
Shares issued in merger	619,146	9,646,297

Net increase (decrease) in shares outstanding before conversion	543,038	8,442,686
Shares reacquired upon conversion into other share class(es)	(147,416)	(2,236,636)

Net increase (decrease) in shares outstanding	395,622	$6,206,050

112

Class C	Shares	Amount
Six months ended March 31, 2020:
Shares sold	577,593	$9,052,338
Shares issued in reinvestment of dividends and distributions	135,189	2,167,741
Shares reacquired	(858,102)	(13,258,402)

Net increase (decrease) in shares outstanding before conversion	(145,320)	(2,038,323)
Shares reacquired upon conversion into other share class(es)	(184,822)	(2,878,562)

Net increase (decrease) in shares outstanding	(330,142)	$(4,916,885)

Year ended September 30, 2019:
Shares sold	1,206,042	$18,339,462
Shares issued in reinvestment of dividends and distributions	344,108	5,026,537
Shares reacquired	(1,478,466)	(22,482,648)
Shares issued in merger	2,227,999	34,712,221

Net increase (decrease) in shares outstanding before conversion	2,299,683	35,595,572
Shares reacquired upon conversion into other share class(es)	(825,704)	(12,744,695)

Net increase (decrease) in shares outstanding	1,473,979	$22,850,877

Class R
Six months ended March 31, 2020:
Shares sold	5,220	$81,567
Shares issued in reinvestment of dividends and distributions	2,159	34,377
Shares reacquired	(38,910)	(627,043)

Net increase (decrease) in shares outstanding	(31,531)	$(511,099)

Year ended September 30, 2019:
Shares sold	29,742	$443,426
Shares issued in reinvestment of dividends and distributions	6,724	97,724
Shares reacquired	(67,760)	(1,023,935)
Shares issued in merger	26,302	407,417

Net increase (decrease) in shares outstanding	(4,992)	$(75,368)

Class Z
Six months ended March 31, 2020:
Shares sold	919,099	$14,426,881
Shares issued in reinvestment of dividends and distributions	251,621	4,024,165
Shares reacquired	(2,389,526)	(36,820,701)

Net increase (decrease) in shares outstanding before conversion	(1,218,806)	(18,369,655)
Shares issued upon conversion from other share class(es)	132,756	1,989,318
Shares reacquired upon conversion into other share class(es)	(15,372)	(248,006)

Net increase (decrease) in shares outstanding	(1,101,422)	$(16,628,343)

Year ended September 30, 2019:
Shares sold	2,794,553	$42,785,407
Shares issued in reinvestment of dividends and distributions	749,485	10,989,961
Shares reacquired	(4,571,985)	(69,197,141)
Shares issued in merger	718,839	11,213,890

Net increase (decrease) in shares outstanding before conversion	(309,108)	(4,207,883)
Shares issued upon conversion from other share class(es)	276,693	4,223,670
Shares reacquired upon conversion into other share class(es)	(11,803)	(181,991)

Net increase (decrease) in shares outstanding	(44,218)	$(166,204)

PGIM Balanced Fund	113

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended March 31, 2020:
Shares sold	841,061	$13,081,444
Shares issued in reinvestment of dividends and distributions	65,171	1,042,067
Shares reacquired	(268,477)	(4,131,600)

Net increase (decrease) in shares outstanding before conversion	637,755	9,991,911
Shares issued upon conversion from other share class(es)	6,518	105,371

Net increase (decrease) in shares outstanding	644,273	$10,097,282

Year ended September 30, 2019:
Shares sold	2,158,204	$33,207,885
Shares issued in reinvestment of dividends and distributions	45,074	671,801
Shares reacquired	(187,063)	(2,875,007)
Shares issued in merger	4,823	75,233

Net increase (decrease) in shares outstanding before conversion	2,021,038	31,079,912
Shares issued upon conversion from other share class(es)	11,291	170,595

Net increase (decrease) in shares outstanding	2,032,329	$31,250,507

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019—10/1/2020	10/4/2018—10/2/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

114

to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended March 31, 2020.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

PGIM Balanced Fund	115

Notes to Financial Statements (unaudited) (continued)

When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk”. The Series may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Series’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Series may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Series are difficult to purchase or sell. Liquidity risk includes the risk that the Series may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Series may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline.

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Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Reorganization

On December 6, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Conservative Allocation Fund and PGIM Moderate Allocation Fund (the “Merged Funds”) for shares of PGIM Balanced Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Funds respectively. Shareholders approved the Plan at a meeting on May 7, 2019 and the reorganization took place on June 21, 2019.

On the reorganization date, the Merged Funds had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
PGIM Conservative Allocation Fund	$110,241,907	$108,443,357
PGIM Moderate Allocation Fund	134,209,519	131,966,240

The purpose of the transaction was to combine three funds with substantially similar investment objectives and policies.

PGIM Balanced Fund	117

Notes to Financial Statements (unaudited) (continued)

The acquisition was accomplished by a tax-free exchange of the following shares on June 21, 2019:

Merged Funds				Acquiring Fund
PGIM Conservative Allocation Fund		PGIM Moderate Allocation Fund		PGIM Balanced Fund
Class	Shares	Class	Shares	Class	Shares	Value
A	8,333,171	A	11,190,291	A	13,647,113	$211,257,317
B	306,871	B	589,235	B	619,146	9,646,297
C	1,713,024	C	1,518,623	C	2,227,999	34,712,221
R	18,458	R	19,263	R	26,302	407,417
Z	770,838	Z	266,005	Z	718,839	11,213,890
R6	5,997	R6	970	R6	4,823	75,233

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Funds were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation on investments immediately before the acquisition were as follows:

Merged Funds						Acquiring Fund
PGIM Conservative Allocation Fund			PGIM Moderate Allocation Fund			PGIM Balanced Fund
Class	Net Assets	Unrealized Appreciation on Investments	Class	Net Assets	Unrealized Appreciation on Investments	Class	Net Assets
A	$89,456,593	$1,343,218	A	$121,800,724	$1,850,027	A	$375,368,904
B	3,279,316	49,237	B	6,366,981	96,684	B	6,896,442
C	18,312,914	277,216	C	16,399,307	249,254	C	78,883,539
R	199,217	2,991	R	208,200	3,162	R	1,705,767
Z	8,319,813	124,917	Z	2,894,077	43,992	Z	168,501,849
R6	64,683	971	R6	10,550	160	R6	24,534,008

118

Assuming the acquisition had been completed on October 1, 2018, the Acquiring Fund’s unaudited pro forma results of operations for the year ended September 30, 2019 would have been as follows:

Acquiring Fund	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PGIM Balanced Fund	15,422,204	7,042,789	22,464,993

(a)

Net investment income as reported in the Statement of Operations (year ended September 30, 2019) of the Acquiring Fund, plus net investment income from the Merged Funds pre-merger as follows: PGIM Conservative Allocation Fund $2,220,902 and PGIM Moderate Allocation Fund $2,210,401.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (year ended September 30, 2019) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Funds pre-merger as follows: PGIM Conservative Allocation Fund $1,628,275 and PGIM Moderate Allocation Fund $(917,942).

Since both the Merged Funds and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Funds that have been included in the Acquiring Fund’s Statement of Operations since June 21, 2019.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Balanced Fund	119

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.61	$16.38	$15.93	$14.99	$14.67	$16.45
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.24	0.19	0.17	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.91)	0.04	1.15	1.43	1.25	(0.09)
Total from investment operations	(1.79)	0.28	1.34	1.60	1.43	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.25)	(0.20)	(0.18)	(0.19)	(0.33)
Distributions from net realized gains	(0.28)	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)
Total dividends and distributions	(0.39)	(1.05)	(0.89)	(0.66)	(1.11)	(1.87)
Net asset value, end of period	$13.43	$15.61	$16.38	$15.93	$14.99	$14.67
Total Return(b):	(11.83)%	2.28%	8.66%	10.99%	10.15%	0.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$512,620	$590,383	$360,798	$343,550	$324,422	$295,456
Average net assets (000)	$598,390	$416,723	$352,124	$332,088	$308,458	$309,664
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00% (e)	1.00%	1.12%	1.18%	1.23%	1.23%
Expenses before waivers and/or expense reimbursement	1.14% (e)	1.16%	1.17%	1.20%	1.25%	1.25%
Net investment income (loss)	1.47% (e)	1.58%	1.22%	1.11%	1.23%	1.16%
Portfolio turnover rate(f)(g)	69%	128%	145%	180%	230%	216%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

120

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.72	$16.47	$16.02	$15.08	$14.75	$16.45
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.09	0.04	0.06	0.08	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.92)	0.04	1.15	1.43	1.25	(0.09)
Total from investment operations	(1.88)	0.13	1.19	1.49	1.33	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.08)	(0.05)	(0.07)	(0.08)	(0.14)
Distributions from net realized gains	(0.28)	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)
Total dividends and distributions	(0.32)	(0.88)	(0.74)	(0.55)	(1.00)	(1.68)
Net asset value, end of period	$13.52	$15.72	$16.47	$16.02	$15.08	$14.75
Total Return(b):	(12.31)%	1.31%	7.62%	10.16%	9.41%	(0.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,512	$15,162	$9,374	$11,040	$12,101	$12,376
Average net assets (000)	$13,787	$10,197	$10,376	$11,624	$12,405	$14,068
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.97% (e)	2.01%	2.07%	1.88%	1.93%	1.93%
Expenses before waivers and/or expense reimbursement	2.18% (e)	2.12%	2.13%	1.90%	1.95%	1.95%
Net investment income (loss)	0.48% (e)	0.58%	0.26%	0.41%	0.54%	0.46%
Portfolio turnover rate(f)(g)	69%	128%	145%	180%	230%	216%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund	121

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.71	$16.48	$16.02	$15.08	$14.74	$16.45
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.13	0.08	0.06	0.08	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.91)	0.04	1.16	1.43	1.26	(0.10)
Total from investment operations	(1.85)	0.17	1.24	1.49	1.34	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)	(0.14)	(0.09)	(0.07)	(0.08)	(0.14)
Distributions from net realized gains	(0.28)	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)
Total dividends and distributions	(0.34)	(0.94)	(0.78)	(0.55)	(1.00)	(1.68)
Net asset value, end of period	$13.52	$15.71	$16.48	$16.02	$15.08	$14.74
Total Return(b):	(12.19)%	1.62%	7.92%	10.16%	9.49%	(0.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,288	$108,958	$89,949	$74,527	$57,448	$30,093
Average net assets (000)	$107,827	$92,047	$82,930	$66,532	$43,525	$26,353
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.77% (e)	1.73%	1.81%	1.88%	1.93%	1.93%
Expenses before waivers and/or expense reimbursement	1.83% (e)	1.84%	1.87%	1.90%	1.95%	1.95%
Net investment income (loss)	0.70% (e)	0.87%	0.52%	0.41%	0.53%	0.47%
Portfolio turnover rate(f)(g)	69%	128%	145%	180%	230%	216%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.64	$16.38	$15.94	$15.00	$14.68	$16.43
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.17	0.11	0.14	0.15	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.90)	0.05	1.14	1.43	1.25	(0.09)
Total from investment operations	(1.82)	0.22	1.25	1.57	1.40	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.16)	(0.12)	(0.15)	(0.16)	(0.27)
Distributions from net realized gains	(0.28)	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)
Total dividends and distributions	(0.38)	(0.96)	(0.81)	(0.63)	(1.08)	(1.81)
Net asset value, end of period	$13.44	$15.64	$16.38	$15.94	$15.00	$14.68
Total Return(b):	(12.03)%	1.85%	8.07%	10.77%	9.93%	0.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,335	$2,047	$2,226	$1,457	$723	$553
Average net assets (000)	$1,718	$1,959	$1,837	$947	$739	$528
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.47% (e)	1.45%	1.63%	1.38%	1.43%	1.43%
Expenses before waivers and/or expense reimbursement	2.65% (e)	2.16%	2.88%	1.65%	1.70%	1.70%
Net investment income (loss)	0.99% (e)	1.14%	0.71%	0.92%	1.04%	0.96%
Portfolio turnover rate(f)(g)	69%	128%	145%	180%	230%	216%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund	123

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.73	$16.49	$16.04	$15.09	$14.75	$16.57
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.29	0.24	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.91)	0.04	1.15	1.43	1.27	(0.10)
Total from investment operations	(1.78)	0.33	1.39	1.65	1.49	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.22)	(0.23)	(0.41)
Distributions from net realized gains	(0.28)	(0.80)	(0.69)	(0.48)	(0.92)	(1.54)
Total dividends and distributions	(0.41)	(1.09)	(0.94)	(0.70)	(1.15)	(1.95)
Net asset value, end of period	$13.54	$15.73	$16.49	$16.04	$15.09	$14.75
Total Return(b):	(11.69)%	2.59%	8.91%	11.32%	10.57%	0.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,857	$174,033	$183,204	$139,497	$92,562	$63,516
Average net assets (000)	$167,447	$172,091	$156,026	$118,555	$79,518	$59,423
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.78% (e)	0.75%	0.82%	0.88%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	0.84% (e)	0.86%	0.88%	0.90%	0.95%	0.95%
Net investment income (loss)	1.68% (e)	1.86%	1.52%	1.41%	1.53%	1.45%
Portfolio turnover rate(f)(g)	69%	128%	145%	180%	230%	216%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

124

Class R6 Shares
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.74	$16.50	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.30	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.92)	0.05	0.73
Total from investment operations	(1.77)	0.35	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.31)	(0.25)
Distributions from net realized gains	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.42)	(1.11)	(0.94)
Net asset value, end of period	$13.55	$15.74	$16.50
Total Return(c):	(11.64)%	2.69%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,309	$34,369	$2,502
Average net assets (000)	$39,362	$16,501	$295
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65% (e)	0.65%	0.67%	(e)
Expenses before waivers and/or expense reimbursement	0.76% (e)	0.83%	11.39%	(e)
Net investment income (loss)	1.84% (e)	1.96%	1.73%	(e)
Portfolio turnover rate(f)(g)	69%	128%	145%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund	125

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM BALANCED FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX	PIBQX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859	74437E461

MF185E2

PGIM JENNISON FOCUSED VALUE FUND

(formerly PGIM Jennison Equity Opportunity Fund)

SEMIANNUAL REPORT

MARCH 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Focused Value Fund informative and useful. The report covers performance for the six-month period ended March 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Value Fund

May 15, 2020

PGIM Jennison Focused Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–18.83	–24.41	–1.70	5.72	—
Class B	–19.11	–24.27	–1.49	5.53	—
Class C	–19.19	–21.34	–1.31	5.57	—
Class R	–18.95	–20.27	–0.90	6.05	—
Class Z	–18.72	–19.74	–0.29	6.64	—
Class R6	–18.71	–19.98	–0.26	N/A	0.45 (11/25/14)
Russell 1000 Value Index
	–21.30	–17.17	1.90	7.67	—

Average Annual Total Returns as of 3/31/20 Since Inception (%)
Class R6 (11/25/14)
Russell 1000 Value Index	1.76

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index is measured from the closest month-end to the inception date of Class R6 shares.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Focused Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
American Electric Power Co., Inc.	Electric Utilities	5.8%
Eli Lilly & Co.	Pharmaceuticals	5.0%
Microsoft Corp.	Software	4.8%
Walmart, Inc.	Food & Staples Retailing	4.7%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	4.4%
Union Pacific Corp.	Road & Rail	4.2%
JPMorgan Chase & Co.	Banks	4.1%
Procter & Gamble Co. (The)	Household Products	3.9%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.6%
Linde PLC (United Kingdom)	Chemicals	3.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Focused Value Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Value Fund		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$811.70	1.15%	$5.21
	Hypothetical	$1,000.00	$1,019.25	1.15%	$5.81
Class B	Actual	$1,000.00	$808.90	2.03%	$9.18
	Hypothetical	$1,000.00	$1,014.85	2.03%	$10.23
Class C	Actual	$1,000.00	$808.10	2.01%	$9.09
	Hypothetical	$1,000.00	$1,014.95	2.01%	$10.13
Class R	Actual	$1,000.00	$810.50	1.53%	$6.93
	Hypothetical	$1,000.00	$1,017.35	1.53%	$7.72
Class Z	Actual	$1,000.00	$812.80	0.89%	$4.03
	Hypothetical	$1,000.00	$1,020.55	0.89%	$4.50
Class R6	Actual	$1,000.00	$812.90	0.89%	$4.03
	Hypothetical	$1,000.00	$1,020.55	0.89%	$4.50

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS

Aerospace & Defense 4.5%
Northrop Grumman Corp.	16,949	$5,127,920
United Technologies Corp.	28,261	2,665,860

		7,793,780

Banks 12.2%
Bank of America Corp.	217,587	4,619,372
JPMorgan Chase & Co.	79,095	7,120,923
PNC Financial Services Group, Inc. (The)	53,349	5,106,566
Truist Financial Corp.	141,001	4,348,471

		21,195,332

Capital Markets 2.7%
Goldman Sachs Group, Inc. (The)	30,920	4,779,923

Chemicals 5.1%
FMC Corp.	40,270	3,289,656
Linde PLC (United Kingdom)(a)	31,782	5,498,286

		8,787,942

Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	91,552	4,919,089

Electric Utilities 5.8%
American Electric Power Co., Inc.	126,907	10,150,022

Entertainment 2.2%
Walt Disney Co. (The)	39,344	3,800,630

Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	23,038	5,016,525

Food & Staples Retailing 4.7%
Walmart, Inc.	71,406	8,113,150

Food Products 2.6%
Mondelez International, Inc. (Class A Stock)	91,646	4,589,632

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	9

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services 4.4%
Cigna Corp.	19,053	$3,375,811
Laboratory Corp. of America Holdings*	33,346	4,214,601

		7,590,412

Household Products 3.9%
Procter & Gamble Co. (The)	60,834	6,691,740

Insurance 5.5%
Chubb Ltd.	43,343	4,840,980
MetLife, Inc.	155,857	4,764,548

		9,605,528

Interactive Media & Services 3.6%
Alphabet, Inc. (Class A Stock)*	5,411	6,287,311

Media 2.9%
Comcast Corp. (Class A Stock)	146,367	5,032,098

Oil, Gas & Consumable Fuels 3.2%
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	102,733	3,584,354
Suncor Energy, Inc. (Canada)(a)	126,946	2,005,747

		5,590,101

Pharmaceuticals 9.4%
AstraZeneca PLC (United Kingdom), ADR	170,735	7,625,025
Eli Lilly & Co.	62,249	8,635,181

		16,260,206

Road & Rail 4.2%
Union Pacific Corp.	51,178	7,218,145

Semiconductors & Semiconductor Equipment 2.4%
Texas Instruments, Inc.	41,127	4,109,821

Software 7.9%
Microsoft Corp.	52,760	8,320,780
SAP SE (Germany), ADR(a)	49,223	5,439,141

		13,759,921

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 4.1%
Lowe’s Cos., Inc.	51,042	$4,392,164
Ross Stores, Inc.	30,670	2,667,370

		7,059,534

TOTAL LONG-TERM INVESTMENTS (cost $188,645,871)		168,350,842

SHORT-TERM INVESTMENTS 8.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	5,461,523	5,461,523
PGIM Institutional Money Market Fund (cost $9,301,266; includes $9,292,730 of cash collateral for securities on loan)(b)(w)	9,326,279	9,311,357

TOTAL SHORT-TERM INVESTMENTS (cost $14,762,789)		14,772,880

TOTAL INVESTMENTS 105.5% (cost $203,408,660)		183,123,722
Liabilities in excess of other assets (5.5)%		(9,560,363)

NET ASSETS 100.0%		$173,563,359

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,135,163; cash collateral of $9,292,730 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$7,793,780	$—	$—
Banks	21,195,332	—	—
Capital Markets	4,779,923	—	—
Chemicals	8,787,942	—	—
Diversified Telecommunication Services	4,919,089	—	—
Electric Utilities	10,150,022	—	—
Entertainment	3,800,630	—	—
Equity Real Estate Investment Trusts (REITs)	5,016,525	—	—
Food & Staples Retailing	8,113,150	—	—
Food Products	4,589,632	—	—
Health Care Providers & Services	7,590,412	—	—
Household Products	6,691,740	—	—
Insurance	9,605,528	—	—
Interactive Media & Services	6,287,311	—	—
Media	5,032,098	—	—
Oil, Gas & Consumable Fuels	5,590,101	—	—
Pharmaceuticals	16,260,206	—	—
Road & Rail	7,218,145	—	—
Semiconductors & Semiconductor Equipment	4,109,821	—	—
Software	13,759,921	—	—
Specialty Retail	7,059,534	—	—
Affiliated Mutual Funds	14,772,880	—	—

Total	$183,123,722	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2020 were as follows:

Banks	12.2%
Pharmaceuticals	9.4
Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	8.5
Software	7.9
Electric Utilities	5.8
Insurance	5.5
Chemicals	5.1
Food & Staples Retailing	4.7%
Aerospace & Defense	4.5
Health Care Providers & Services	4.4
Road & Rail	4.2
Specialty Retail	4.1
Household Products	3.9
Interactive Media & Services	3.6
Oil, Gas & Consumable Fuels	3.2
Media	2.9

See Notes to Financial Statements.

12

Industry Classification (continued):
Equity Real Estate Investment Trusts (REITs)	2.9%
Diversified Telecommunication Services	2.8
Capital Markets	2.7
Food Products	2.6
Semiconductors & Semiconductor Equipment	2.4
Entertainment	2.2

105.5
Liabilities in excess of other assets	(5.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,135,163	$(9,135,163)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	13

Statement of Assets and Liabilities (unaudited)

as of March 31, 2020

Assets
Investments at value, including securities on loan of $9,135,163:
Unaffiliated investments (cost $188,645,871)	$168,350,842
Affiliated investments (cost $14,762,789)	14,772,880
Dividends receivable	218,536
Receivable for Series shares sold	174,307
Tax reclaim receivable	71,716
Prepaid expenses	939

Total Assets	183,589,220

Liabilities
Payable to broker for collateral for securities on loan	9,292,730
Payable for Series shares reacquired	435,090
Accrued expenses and other liabilities	138,701
Management fee payable	90,350
Distribution fee payable	43,748
Affiliated transfer agent fee payable	25,242

Total Liabilities	10,025,861

Net Assets	$173,563,359

Net assets were comprised of:
Common stock, at par	$14,951
Paid-in capital in excess of par	195,980,788
Total distributable earnings (loss)	(22,432,380)

Net assets, March 31, 2020	$173,563,359

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($133,867,401 ÷ 11,460,233 shares of common stock issued and outstanding)	$11.68
Maximum sales charge (5.50% of offering price)	0.68

Maximum offering price to public	$12.36

Class B
Net asset value, offering price and redemption price per share, ($1,654,050 ÷ 187,380 shares of common stock issued and outstanding)	$8.83

Class C
Net asset value, offering price and redemption price per share, ($6,401,795 ÷ 722,540 shares of common stock issued and outstanding)	$8.86

Class R
Net asset value, offering price and redemption price per share, ($594,133 ÷ 60,614 shares of common stock issued and outstanding)	$9.80

Class Z
Net asset value, offering price and redemption price per share, ($30,064,636 ÷ 2,440,125 shares of common stock issued and outstanding)	$12.32

Class R6
Net asset value, offering price and redemption price per share, ($981,344 ÷ 79,847 shares of common stock issued and outstanding)	$12.29

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	15

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $22,664 foreign withholding tax)	$2,347,623
Affiliated dividend income	67,211
Income from securities lending, net (including affiliated income of $9,805)	10,527

Total income	2,425,361

Expenses
Management fee	724,213
Distribution fee(a)	333,114
Transfer agent’s fees and expenses (including affiliated expense of $66,057)(a)	183,926
Registration fees(a)	42,001
Custodian and accounting fees	38,061
Shareholders’ reports	29,643
Legal fees and expenses	14,875
Audit fee	12,014
Directors’ fees	7,288
Miscellaneous	11,027

Total expenses	1,396,162
Less: Fee waiver and/or expense reimbursement(a)	(18,935)
Distribution fee waiver(a)	(1,979)

Net expenses	1,375,248

Net investment income (loss)	1,050,113

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(11,621))	(1,269,233)
Foreign currency transactions	7,249

(1,261,984)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10,213)	(38,708,034)
Foreign currencies	2,494

(38,705,540)

Net gain (loss) on investment and foreign currency transactions	(39,967,524)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(38,917,411)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	266,204	12,599	48,375	5,936	—	—
Transfer agent’s fees and expenses	127,583	7,361	7,876	1,414	39,634	58
Registration fees	7,776	4,485	7,271	6,314	8,641	7,514
Fee waiver and/or expense reimbursement	—	(7,596)	—	(5,034)	—	(6,305)
Distribution fee waiver	—	—	—	(1,979)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	March 31, 2020	September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,050,113	$3,098,530
Net realized gain (loss) on investment and foreign currency transactions	(1,261,984)	18,667,343
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,705,540)	(63,871,717)

Net increase (decrease) in net assets resulting from operations	(38,917,411)	(42,105,844)

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,946,779)	(28,829,960)
Class B	(264,691)	(720,916)
Class C	(995,657)	(4,758,944)
Class R	(179,353)	(496,144)
Class Z	(4,375,230)	(17,077,466)
Class R6	(106,094)	(2,483,158)

	(20,867,804)	(54,366,588)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	4,560,609	28,980,479
Net asset value of shares issued in reinvestment of dividends and distributions	20,476,866	53,306,093
Cost of shares reacquired	(48,402,800)	(155,796,738)

Net increase (decrease) in net assets from Series share transactions	(23,365,325)	(73,510,166)

Total increase (decrease)	(83,150,540)	(169,982,598)

Net Assets:
Beginning of period	256,713,899	426,696,497

End of period	$173,563,359	$256,713,899

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	17

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Balanced Fund, PGIM Jennison Focused Value Fund (formerly known as PGIM Jennison Equity Opportunity Fund) and PGIM Jennison Growth Fund, each of which are diversified funds. These financial statements relate only to the PGIM Jennison Focused Value Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

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Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Focused Value Fund	19

Notes to Financial Statements (unaudited) (continued)

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

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Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Jennison Focused Value Fund	21

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2. Agreements

The Company, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. The Manager pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Series average daily net assets up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the reporting period ended March 31, 2020.

The Manager has contractually agreed, through January 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.03% of average daily net assets for Class B shares and 1.53% of average daily net assets for Class R shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year

PGIM Jennison Focused Value Fund	23

Notes to Financial Statements (unaudited) (continued)

during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2021 to limit such fees to 0.50% of the average daily net assets of Class R shares.

For the reporting period ended March 31, 2020, PIMS received $37,899 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2020, PIMS received $280 and $45 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are

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paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended March 31, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2020, were $224,223,303 and $259,362,168, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$14,253,567	$51,349,889	$60,141,933	$—	$—	$5,461,523	5,461,523	$67,211

PGIM Institutional Money Market Fund*
4,619,279	77,955,445	73,261,959	10,213	(11,621)	9,311,357	9,326,279	9,805	**

$18,872,846	$129,305,334	$133,403,892	$10,213	$(11,621)	$14,772,880		$77,016

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM Jennison Focused Value Fund	25

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of March 31, 2020 were as follows:

Tax Basis	$205,293,038

Gross Unrealized Appreciation	12,227,162
Gross Unrealized Depreciation	(34,396,478)

Net Unrealized Depreciation	$(22,169,316)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

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The Company is authorized to issue 6.625 billion shares of capital stock, $0.001 par value per share, designated as shares of the Series. The shares are further classified and designated as follows:

Class A	100,000,000
Class B	2,000,000
Class C	25,000,000
Class R	200,000,000
Class Z	325,000,000
Class T	50,000,000
Class R6	320,000,000

The Series currently does not have any Class T shares outstanding.

As of March 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	6,313	—%

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	50%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2020:
Shares sold	166,636	$2,332,692
Shares issued in reinvestment of dividends and distributions	950,412	14,721,885
Shares reacquired	(1,315,730)	(19,702,691)

Net increase (decrease) in shares outstanding before conversion	(198,682)	(2,648,114)
Shares issued upon conversion from other share class(es)	65,663	1,015,016
Shares reacquired upon conversion into other share class(es)	(24,295)	(392,440)

Net increase (decrease) in shares outstanding	(157,314)	$(2,025,538)

Year ended September 30, 2019:
Shares sold	391,520	$6,255,286
Shares issued in reinvestment of dividends and distributions	1,931,988	28,187,707
Shares reacquired	(2,605,085)	(42,369,547)

Net increase (decrease) in shares outstanding before conversion	(281,577)	(7,926,554)
Shares issued upon conversion from other share class(es)	814,333	13,395,921
Shares reacquired upon conversion into other share class(es)	(58,122)	(929,477)

Net increase (decrease) in shares outstanding	474,634	$4,539,890

PGIM Jennison Focused Value Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended March 31, 2020:
Shares sold	301	$3,529
Shares issued in reinvestment of dividends and distributions	22,124	259,740
Shares reacquired	(36,390)	(410,570)

Net increase (decrease) in shares outstanding before conversion	(13,965)	(147,301)
Shares reacquired upon conversion into other share class(es)	(29,030)	(339,109)

Net increase (decrease) in shares outstanding	(42,995)	$(486,410)

Year ended September 30, 2019:
Shares sold	1,877	$24,475
Shares issued in reinvestment of dividends and distributions	62,151	706,659
Shares reacquired	(79,655)	(994,276)

Net increase (decrease) in shares outstanding before conversion	(15,627)	(263,142)
Shares reacquired upon conversion into other share class(es)	(45,783)	(581,760)

Net increase (decrease) in shares outstanding	(61,410)	$(844,902)

Class C
Six months ended March 31, 2020:
Shares sold	20,370	$233,144
Shares issued in reinvestment of dividends and distributions	79,485	936,329
Shares reacquired	(205,355)	(2,401,114)

Net increase (decrease) in shares outstanding before conversion	(105,500)	(1,231,641)
Shares reacquired upon conversion into other share class(es)	(73,047)	(865,148)

Net increase (decrease) in shares outstanding	(178,547)	$(2,096,789)

Year ended September 30, 2019:
Shares sold	160,929	$1,939,927
Shares issued in reinvestment of dividends and distributions	404,351	4,613,643
Shares reacquired	(566,189)	(7,262,783)

Net increase (decrease) in shares outstanding before conversion	(909)	(709,213)
Shares reacquired upon conversion into other share class(es)	(1,054,567)	(13,478,236)

Net increase (decrease) in shares outstanding	(1,055,476)	$(14,187,449)

Class R
Six months ended March 31, 2020:
Shares sold	11,349	$147,270
Shares issued in reinvestment of dividends and distributions	6,606	85,944
Shares reacquired	(110,739)	(1,413,168)

Net increase (decrease) in shares outstanding	(92,784)	$(1,179,954)

Year ended September 30, 2019:
Shares sold	30,454	$400,728
Shares issued in reinvestment of dividends and distributions	24,004	299,086
Shares reacquired	(91,211)	(1,203,572)

Net increase (decrease) in shares outstanding	(36,753)	$(503,758)

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Class Z	Shares	Amount
Six months ended March 31, 2020:
Shares sold	113,343	$1,740,721
Shares issued in reinvestment of dividends and distributions	267,414	4,366,874
Shares reacquired	(1,505,974)	(24,197,313)

Net increase (decrease) in shares outstanding before conversion	(1,125,217)	(18,089,718)
Shares issued upon conversion from other share class(es)	32,512	541,973
Shares reacquired upon conversion into other share class(es)	(527)	(6,118)

Net increase (decrease) in shares outstanding	(1,093,232)	$(17,553,863)

Year ended September 30, 2019:
Shares sold	1,046,142	$17,796,182
Shares issued in reinvestment of dividends and distributions	1,112,146	17,015,840
Shares reacquired	(5,087,618)	(85,553,733)

Net increase (decrease) in shares outstanding before conversion	(2,929,330)	(50,741,711)
Shares issued upon conversion from other share class(es)	99,052	1,624,007
Shares reacquired upon conversion into other share class(es)	(4,615)	(75,332)

Net increase (decrease) in shares outstanding	(2,834,893)	$(49,193,036)

Class R6
Six months ended March 31, 2020:
Shares sold	6,876	$103,253
Shares issued in reinvestment of dividends and distributions	6,513	106,094
Shares reacquired	(17,504)	(277,944)

Net increase (decrease) in shares outstanding before conversion	(4,115)	(68,597)
Shares issued upon conversion from other share class(es)	2,687	45,826

Net increase (decrease) in shares outstanding	(1,428)	$(22,771)

Year ended September 30, 2019:
Shares sold	154,628	$2,563,881
Shares issued in reinvestment of dividends and distributions	162,192	2,483,158
Shares reacquired	(1,114,444)	(18,412,827)

Net increase (decrease) in shares outstanding before conversion	(797,624)	(13,365,788)
Shares issued upon conversion from other share class(es)	2,584	44,877

Net increase (decrease) in shares outstanding	(795,040)	$(13,320,911)

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

PGIM Jennison Focused Value Fund	29

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2020. The average daily balance for the 6 days that the Series had loans outstanding during the period was approximately $829,500, borrowed at a weighted average interest rate of 2.86%. The maximum loan outstanding amount during the period was $947,000. At March 31, 2020, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

30

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Focused Value Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.63	$20.62	$20.89	$19.11	$18.46	$21.48
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.14	0.14	0.08	0.14	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)	(2.42)	2.42	3.21	1.97	(1.20)
Total from investment operations	(2.61)	(2.28)	2.56	3.29	2.11	(1.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.09)	(0.19)	(0.16)	(0.13)	(0.04)
Distributions from net realized gains	(1.19)	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(1.34)	(2.71)	(2.83)	(1.51)	(1.46)	(1.94)
Net asset value, end of period	$11.68	$15.63	$20.62	$20.89	$19.11	$18.46
Total Return(b):	(18.83)%	(10.13)%	13.39%	17.80%	12.14%	(5.38)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$133,867	$181,559	$229,733	$229,043	$226,889	$245,320
Average net assets (000)	$177,470	$193,160	$233,106	$231,082	$235,287	$290,318
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15% (e)	1.11%	1.06%	1.09%	1.07%	1.10%
Expenses before waivers and/or expense reimbursement	1.15% (e)	1.11%	1.06%	1.09%	1.07%	1.10%
Net investment income (loss)	0.87% (e)	0.87%	0.72%	0.39%	0.78%	0.59%
Portfolio turnover rate(f)	98%	47%	59%	49%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.09	$16.72	$17.48	$16.24	$15.90	$18.86
Income (loss) from investment operations:
Net investment income (loss)	- (b)	(0.01)	(0.03)	(0.05)	0.01	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.00)	(2.00)	1.99	2.70	1.68	(1.04)
Total from investment operations	(2.00)	(2.01)	1.96	2.65	1.69	(1.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	-	(0.08)	(0.06)	(0.02)	-
Distributions from net realized gains	(1.19)	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(1.26)	(2.62)	(2.72)	(1.41)	(1.35)	(1.90)
Net asset value, end of period	$8.83	$12.09	$16.72	$17.48	$16.24	$15.90
Total Return(c):	(19.11)%	(11.00)%	12.35%	16.91%	11.34%	(6.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,654	$2,786	$4,877	$6,213	$7,429	$8,997
Average net assets (000)	$2,520	$3,628	$5,673	$7,088	$8,184	$11,632
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.03% (f)	2.03%	2.03%	1.79%	1.77%	1.80%
Expenses before waivers and/or expense reimbursement	2.63% (f)	2.53%	2.19%	1.79%	1.77%	1.80%
Net investment income (loss)	(0.02)% (f)	(0.04)%	(0.18)%	(0.30)%	0.08%	(0.10)%
Portfolio turnover rate(g)	98%	47%	59%	49%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.15	$16.75	$17.48	$16.24	$15.89	$18.86
Income (loss) from investment operations:
Net investment income (loss)	- (b)	0.02	- (b)	(0.05)	0.01	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.02)	(2.00)	1.99	2.70	1.69	(1.05)
Total from investment operations	(2.02)	(1.98)	1.99	2.65	1.70	(1.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	-	(0.08)	(0.06)	(0.02)	-
Distributions from net realized gains	(1.19)	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(1.27)	(2.62)	(2.72)	(1.41)	(1.35)	(1.90)
Net asset value, end of period	$8.86	$12.15	$16.75	$17.48	$16.24	$15.89
Total Return(c):	(19.19)%	(10.78)%	12.61%	16.91%	11.41%	(6.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,402	$10,945	$32,765	$35,289	$37,229	$42,644
Average net assets (000)	$9,675	$20,114	$34,589	$37,497	$40,176	$49,176
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.01% (f)	1.85%	1.78%	1.79%	1.77%	1.80%
Expenses before waivers and/or expense reimbursement	2.01% (f)	1.85%	1.78%	1.79%	1.77%	1.80%
Net investment income (loss)	0.01% (f)	0.13%	0.01%	(0.31)%	0.08%	(0.10)%
Portfolio turnover rate(g)	98%	47%	59%	49%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.30	$18.01	$18.63	$17.21	$16.76	$19.69
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.06	0.05	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.23)	(2.13)	2.12	2.87	1.79	(1.10)
Total from investment operations	(2.20)	(2.07)	2.17	2.90	1.88	(1.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.02)	(0.15)	(0.13)	(0.10)	- (b)
Distributions from net realized gains	(1.19)	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(1.30)	(2.64)	(2.79)	(1.48)	(1.43)	(1.90)
Net asset value, end of period	$9.80	$13.30	$18.01	$18.63	$17.21	$16.76
Total Return(c):	(18.95)%	(10.53)%	12.85%	17.49%	11.98%	(5.59)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$594	$2,041	$3,424	$5,382	$5,880	$6,430
Average net assets (000)	$1,583	$2,504	$4,542	$5,859	$6,281	$7,693
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.53% (f)	1.53%	1.53%	1.29%	1.27%	1.30%
Expenses before waivers and/or expense reimbursement	2.42% (f)	1.89%	1.84%	1.54%	1.52%	1.55%
Net investment income (loss)	0.40% (f)	0.44%	0.26%	0.19%	0.57%	0.39%
Portfolio turnover rate(g)	98%	47%	59%	49%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.43	$21.52	$21.68	$19.78	$19.06	$22.12
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.21	0.21	0.14	0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.83)	(2.54)	2.52	3.32	2.04	(1.25)
Total from investment operations	(2.74)	(2.33)	2.73	3.46	2.24	(1.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.14)	(0.25)	(0.21)	(0.19)	(0.10)
Distributions from net realized gains	(1.19)	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(1.37)	(2.76)	(2.89)	(1.56)	(1.52)	(2.00)
Net asset value, end of period	$12.32	$16.43	$21.52	$21.68	$19.78	$19.06
Total Return(b):	(18.72)%	(9.86)%	13.74%	18.11%	12.49%	(5.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,065	$58,051	$137,027	$124,480	$102,564	$147,716
Average net assets (000)	$48,862	$101,530	$131,155	$115,507	$123,372	$177,458
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.89% (e)	0.80%	0.76%	0.79%	0.77%	0.80%
Expenses before waivers and/or expense reimbursement	0.89% (e)	0.80%	0.76%	0.79%	0.77%	0.80%
Net investment income (loss)	1.10% (e)	1.20%	0.99%	0.70%	1.06%	0.90%
Portfolio turnover rate(f)	98%	47%	59%	49%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended March 31,	Year Ended September 30,				November 25, 2014(a) through September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.39	$21.53	$21.70	$19.80	$19.09	$22.73
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.22	0.22	0.17	0.23	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.82)	(2.59)	2.52	3.31	2.03	(1.82)
Total from investment operations	(2.73)	(2.37)	2.74	3.48	2.26	(1.64)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.27)	(0.23)	(0.22)	(0.10)
Distributions from net realized gains	(1.19)	(2.62)	(2.64)	(1.35)	(1.33)	(1.90)
Total dividends and distributions	(1.37)	(2.77)	(2.91)	(1.58)	(1.55)	(2.00)
Net asset value, end of period	$12.29	$16.39	$21.53	$21.70	$19.80	$19.09
Total Return(c):	(18.71)%	(10.08)%	13.80%	18.21%	12.61%	(7.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$981	$1,332	$18,870	$17,438	$16,766	$16,611
Average net assets (000)	$1,295	$12,474	$18,366	$16,981	$16,698	$17,054
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.89% (f)	0.78%	0.72%	0.66%	0.66%	0.66% (f)
Expenses before waivers and/or expense reimbursement	1.86% (f)	0.78%	0.72%	0.66%	0.66%	0.66% (f)
Net investment income (loss)	1.12% (f)	1.26%	1.04%	0.81%	1.20%	1.01% (f)
Portfolio turnover rate(g)	98%	47%	59%	49%	59%	69%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund	37

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Focused Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED VALUE FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX	PJOQX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800	74437E552

MF172E2

PGIM JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Growth Fund

May 15, 2020

PGIM Jennison Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.14	–6.01	8.98	11.79	—
Class B	–1.62	–5.90	9.18	11.58	—
Class C	–1.47	–2.08	9.47	11.65	—
Class R	–1.26	–0.75	9.99	12.21	—
Class Z	–0.98	–0.22	10.56	12.77	—
Class R2	–1.18	–0.62	N/A	N/A	6.01 (11/28/17)
Class R4	–1.05	–0.36	N/A	N/A	6.28 (11/28/17)
Class R6	–0.95	–0.12	N/A	N/A	9.70 (9/27/17)
Russell 1000 Growth Index
	–4.98	0.91	10.36	12.97	—
S&P 500 Index
	–12.29	–6.96	6.72	10.52	—

Average Annual Total Returns as of 3/31/20 Since Inception (%)
			Class R2 (11/28/17)	Class R4 (11/28/17)	Class R6 (9/27/17)
Russell 1000 Growth Index			6.68	6.68	9.15
S&P 500 Index			0.94	0.94	3.05

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Growth Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.3%
Microsoft Corp.	Software	6.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.9%
Netflix, Inc.	Entertainment	4.5%
Mastercard, Inc. (Class A Stock)	IT Services	3.9%
salesforce.com, Inc.	Software	3.9%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	3.7%
Visa, Inc. (Class A Stock)	IT Services	3.5%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.5%
Adobe, Inc.	Software	3.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Growth Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Growth Fund		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$988.60	1.02%	$5.07
	Hypothetical	$1,000.00	$1,019.90	1.02%	$5.15
Class B	Actual	$1,000.00	$983.80	1.95%	$9.67
	Hypothetical	$1,000.00	$1,015.25	1.95%	$9.82
Class C	Actual	$1,000.00	$985.30	1.69%	$8.39
	Hypothetical	$1,000.00	$1,016.55	1.69%	$8.52
Class R	Actual	$1,000.00	$987.40	1.22%	$6.06
	Hypothetical	$1,000.00	$1,018.90	1.22%	$6.16
Class Z	Actual	$1,000.00	$990.20	0.70%	$3.48
	Hypothetical	$1,000.00	$1,021.50	0.70%	$3.54
Class R2	Actual	$1,000.00	$988.20	1.10%	$5.47
	Hypothetical	$1,000.00	$1,019.50	1.10%	$5.55
Class R4	Actual	$1,000.00	$989.50	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29
Class R6	Actual	$1,000.00	$990.50	0.59%	$2.94
	Hypothetical	$1,000.00	$1,022.05	0.59%	$2.98

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 0.9%
Boeing Co. (The)(a)	292,408	$43,609,729

Automobiles 3.1%
Tesla, Inc.*(a)	271,409	142,218,316

Beverages 0.7%
Constellation Brands, Inc. (Class A Stock)	226,287	32,440,504

Biotechnology 2.2%
BioMarin Pharmaceutical, Inc.*	410,788	34,711,586
Vertex Pharmaceuticals, Inc.*	286,951	68,279,990

		102,991,576

Capital Markets 2.2%
Goldman Sachs Group, Inc. (The)	292,949	45,286,986
S&P Global, Inc.	220,750	54,094,787

		99,381,773

Entertainment 4.5%
Netflix, Inc.*	548,414	205,929,457

Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	226,685	49,360,659

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	336,095	95,830,767

Health Care Equipment & Supplies 2.2%
Boston Scientific Corp.*	993,811	32,428,053
DexCom, Inc.*(a)	169,500	45,641,265
Intuitive Surgical, Inc.*	42,760	21,175,180

		99,244,498

Health Care Providers & Services 0.8%
Guardant Health, Inc.*(a)	218,153	15,183,449
Humana, Inc.	76,742	24,098,523

		39,281,972

See Notes to Financial Statements.

PGIM Jennison Growth Fund	9

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.8%
Chipotle Mexican Grill, Inc.*	57,407	$37,567,141

Interactive Media & Services 9.2%
Alphabet, Inc. (Class A Stock)*	107,324	124,705,122
Alphabet, Inc. (Class C Stock)*(a)	107,071	124,503,229
Facebook, Inc. (Class A Stock)*	776,132	129,458,818
Tencent Holdings Ltd. (China)	907,877	44,676,075

		423,343,244

Internet & Direct Marketing Retail 11.0%
Alibaba Group Holding Ltd. (China), ADR*	869,970	169,191,766
Amazon.com, Inc.*	172,828	336,966,208

		506,157,974

IT Services 13.0%
Adyen NV (Netherlands), 144A*	91,226	77,519,448
FleetCor Technologies, Inc.*	179,229	33,433,378
Mastercard, Inc. (Class A Stock)	740,891	178,969,630
PayPal Holdings, Inc.*	579,044	55,437,673
Shopify, Inc. (Canada) (Class A Stock)*(a)	138,042	57,553,851
Twilio, Inc. (Class A Stock)*(a)	394,764	35,327,430
Visa, Inc. (Class A Stock)	1,014,520	163,459,462

		601,700,872

Life Sciences Tools & Services 0.6%
Illumina, Inc.*	107,689	29,412,020

Personal Products 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	517,253	82,419,093

Pharmaceuticals 4.4%
AstraZeneca PLC (United Kingdom), ADR	2,322,418	103,719,188
Eli Lilly & Co.	722,942	100,286,514

		204,005,702

Road & Rail 2.2%
Uber Technologies, Inc.*	2,260,693	63,118,548
Union Pacific Corp.	271,392	38,277,128

		101,395,676

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	282,688	$12,856,650
Broadcom, Inc.	122,174	28,967,455
NVIDIA Corp.	616,626	162,542,614
QUALCOMM, Inc.	344,303	23,292,098

		227,658,817

Software 19.5%
Adobe, Inc.*	475,975	151,474,284
Atlassian Corp. PLC (Class A Stock)*	127,264	17,468,257
Coupa Software, Inc.*(a)	253,325	35,397,102
Microsoft Corp.	1,926,157	303,774,220
RingCentral, Inc. (Class A Stock)*	82,929	17,573,484
salesforce.com, Inc.*	1,240,722	178,639,154
ServiceNow, Inc.*	182,739	52,369,343
Splunk, Inc.*(a)	538,248	67,943,045
Trade Desk, Inc. (The) (Class A Stock)*(a)	104,374	20,144,182
Workday, Inc. (Class A Stock)*	422,586	55,029,149

		899,812,220

Specialty Retail 1.6%
Home Depot, Inc. (The)	387,528	72,355,353

Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	885,399	225,148,112

Textiles, Apparel & Luxury Goods 5.2%
Kering SA (France)	150,064	78,312,931
Lululemon Athletica, Inc.*	448,283	84,972,043
NIKE, Inc. (Class B Stock)	930,244	76,968,389

		240,253,363

TOTAL LONG-TERM INVESTMENTS (cost $2,328,284,383)		4,561,518,838

SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	47,816,325	47,816,325

See Notes to Financial Statements.

PGIM Jennison Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $129,827,870; includes $129,621,951 of cash collateral for securities on loan)(b)(w)	130,066,613	$129,858,506

TOTAL SHORT-TERM INVESTMENTS (cost $177,644,195)		177,674,831

TOTAL INVESTMENTS 102.8% (cost $2,505,928,578)		4,739,193,669
Liabilities in excess of other assets (2.8)%		(128,857,571)

NET ASSETS 100.0%		$4,610,336,098

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,744,597; cash collateral of $129,621,951 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$43,609,729	$—	$—
Automobiles	142,218,316	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Beverages	$32,440,504	$—	$—
Biotechnology	102,991,576	—	—
Capital Markets	99,381,773	—	—
Entertainment	205,929,457	—	—
Equity Real Estate Investment Trusts (REITs)	49,360,659	—	—
Food & Staples Retailing	95,830,767	—	—
Health Care Equipment & Supplies	99,244,498	—	—
Health Care Providers & Services	39,281,972	—	—
Hotels, Restaurants & Leisure	37,567,141	—	—
Interactive Media & Services	378,667,169	44,676,075	—
Internet & Direct Marketing Retail	506,157,974	—	—
IT Services	524,181,424	77,519,448	—
Life Sciences Tools & Services	29,412,020	—	—
Personal Products	82,419,093	—	—
Pharmaceuticals	204,005,702	—	—
Road & Rail	101,395,676	—	—
Semiconductors & Semiconductor Equipment	227,658,817	—	—
Software	899,812,220	—	—
Specialty Retail	72,355,353	—	—
Technology Hardware, Storage & Peripherals	225,148,112	—	—
Textiles, Apparel & Luxury Goods	161,940,432	78,312,931	—
Affiliated Mutual Funds	177,674,831	—	—

Total	$4,538,685,215	$200,508,454	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2020 were as follows:

Software	19.5%
IT Services	13.0
Internet & Direct Marketing Retail	11.0
Interactive Media & Services	9.2
Textiles, Apparel & Luxury Goods	5.2
Semiconductors & Semiconductor Equipment	4.9
Technology Hardware, Storage & Peripherals	4.9
Entertainment	4.5
Pharmaceuticals	4.4
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.9
Automobiles	3.1
Biotechnology	2.2
Road & Rail	2.2%
Capital Markets	2.2
Health Care Equipment & Supplies	2.2
Food & Staples Retailing	2.1
Personal Products	1.8
Specialty Retail	1.6
Equity Real Estate Investment Trusts (REITs)	1.1
Aerospace & Defense	0.9
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	0.8
Beverages	0.7

See Notes to Financial Statements.

PGIM Jennison Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Industry Classification (continued):

Life Sciences Tools & Services	0.6%

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$124,744,597	$(124,744,597)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of March 31, 2020

Assets
Investments at value, including securities on loan of $124,744,597:
Unaffiliated investments (cost $2,328,284,383)	$4,561,518,838
Affiliated investments (cost $177,644,195)	177,674,831
Receivable for Series shares sold	15,180,616
Tax reclaim receivable	760,133
Dividends receivable	318,001
Prepaid expenses	17,328

Total Assets	4,755,469,747

Liabilities
Payable to broker for collateral for securities on loan	129,621,951
Payable for Series shares reacquired	8,970,792
Management fee payable	2,253,971
Payable for investments purchased	2,098,283
Accrued expenses and other liabilities	1,334,039
Distribution fee payable	504,371
Affiliated transfer agent fee payable	349,742
Affiliated shareholder servicing fees payable	500

Total Liabilities	145,133,649

Net Assets	$4,610,336,098

Net assets were comprised of:
Common stock, at par	$121,245
Paid-in capital in excess of par	2,253,583,428
Total distributable earnings (loss)	2,356,631,425

Net assets, March 31, 2020	$4,610,336,098

See Notes to Financial Statements.

PGIM Jennison Growth Fund	15

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2020

Class A
Net asset value and redemption price per share, ($ 1,168,555,245 ÷ 32,089,613 shares of common stock issued and outstanding)	$36.42
Maximum sales charge (5.50% of offering price)	2.12

Maximum offering price to public	$38.54

Class B
Net asset value, offering price and redemption price per share, ($5,242,735 ÷ 190,061 shares of common stock issued and outstanding)	$27.58

Class C
Net asset value, offering price and redemption price per share, ($110,083,184 ÷ 3,951,961 shares of common stock issued and outstanding)	$27.86

Class R
Net asset value, offering price and redemption price per share, ($223,383,268 ÷ 7,157,115 shares of common stock issued and outstanding)	$31.21

Class Z
Net asset value, offering price and redemption price per share, ($2,750,692,085 ÷ 69,030,756 shares of common stock issued and outstanding)	$39.85

Class R2
Net asset value, offering price and redemption price per share, ($3,068,197 ÷ 77,721 shares of common stock issued and outstanding)	$39.48

Class R4
Net asset value, offering price and redemption price per share, ($3,935,019 ÷ 99,023 shares of common stock issued and outstanding)	$39.74

Class R6
Net asset value, offering price and redemption price per share, ($345,376,365 ÷ 8,648,702 shares of common stock issued and outstanding)	$39.93

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $98,040 foreign withholding tax)	$16,746,177
Income from securities lending, net (including affiliated income of $317,667)	680,523
Affiliated dividend income	161,903

Total income	17,588,603

Expenses
Management fee	15,028,563
Distribution fee(a)	3,712,878
Shareholder servicing fees (including affiliated expense of $1,765)(a)	3,791
Transfer agent’s fees and expenses (including affiliated expense of $986,616)(a)	3,041,800
Custodian and accounting fees	207,655
Shareholders’ reports	101,270
Registration fees(a)	84,519
Directors’ fees	37,076
Legal fees and expenses	20,707
Audit fee	12,504
Miscellaneous	70,900

Total expenses	22,321,663
Less: Fee waiver and/or expense reimbursement(a)	(39,131)
Distribution fee waiver(a)	(345,172)

Net expenses	21,937,360

Net investment income (loss)	(4,348,757)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(338,874))	223,331,978
Foreign currency transactions	195,083

223,527,061

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,664)	(239,974,104)
Foreign currencies	19,804

(239,954,300)

Net gain (loss) on investment and foreign currency transactions	(16,427,239)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(20,775,996)

See Notes to Financial Statements.

PGIM Jennison Growth Fund	17

Statement of Operations (unaudited) (continued)

Six Months Ended March 31, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,010,190	36,628	626,420	1,035,516	—	4,124	—	—
Shareholder servicing fees	—	—	—	—	—	1,650	2,141	—
Transfer agent’s fees and expenses	883,794	33,526	58,372	187,942	1,870,069	2,504	3,728	1,865
Registration fees	13,893	4,252	9,971	8,043	25,382	7,494	7,494	7,990
Fee waiver and/or expense reimbursement	—	(24,289)	—	—	—	(7,223)	(7,619)	—
Distribution fee waiver	—	—	—	(345,172)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,348,757)	$(2,255,018)
Net realized gain (loss) on investment and foreign currency transactions	223,527,061	333,255,023
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(239,954,300)	(390,863,911)

Net increase (decrease) in net assets resulting from operations	(20,775,996)	(59,863,906)

Dividends and Distributions
Distributions from distributable earnings
Class A	(104,917,397)	(63,605,883)
Class B	(785,755)	(870,715)
Class C	(12,359,218)	(10,461,165)
Class R	(25,255,541)	(17,477,510)
Class Z	(227,550,125)	(156,200,474)
Class R2	(233,992)	(345,321)
Class R4	(302,253)	(225,237)
Class R6	(27,740,336)	(5,871,697)

	(399,144,617)	(255,058,002)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	463,455,353	1,145,580,270
Net asset value of shares issued in reinvestment of dividends and distributions	373,641,405	237,544,755
Cost of shares reacquired	(852,700,714)	(1,528,147,328)

Net increase (decrease) in net assets from Series share transactions	(15,603,956)	(145,022,303)

Total increase (decrease)	(435,524,569)	(459,944,211)

Net Assets:
Beginning of period	5,045,860,667	5,505,804,878

End of period	$4,610,336,098	$5,045,860,667

See Notes to Financial Statements.

PGIM Jennison Growth Fund	19

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Balanced Fund, PGIM Jennison Focused Value Fund (formerly known as PGIM Jennison Equity Opportunity Fund) and PGIM Jennison Growth Fund, each of which are diversified funds. These financial statements relate only to the PGIM Jennison Growth Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

20

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

22

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Jennison Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

24

2. Agreements

The Company, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. The Manager pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Series’ average daily net assets up to $300 million, 0.575% of the average daily net assets on the next $2.7 billion and 0.55% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.57% for the reporting period ended March 31, 2020.

The Manager has contractually agreed, through January 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.95% of average daily net assets for Class B shares, and 0.60% of average daily net assets for Class R6 shares. Separately, the Manager has contractually agreed, through January 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.10% of average daily net assets for Class R2 shares or 0.85% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or

PGIM Jennison Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended March 31, 2020, PIMS received $711,252 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2020, PIMS received $2, $1,742 and $5,697 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

26

3. Other Transactions with Affiliates

PMFS serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended March 31, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2020, were $1,307,533,255 and $1,776,572,486, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$10,613,551	$608,390,060	$571,187,286	$—	$—	$47,816,325	47,816,325	$161,903

PGIM Jennison Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$157,208,244	$1,323,479,889	$1,350,504,417	$13,664	$(338,874)	$129,858,506	130,066,613	$317,667	**

$167,821,795	$1,931,869,949	$1,921,691,703	$13,664	$(338,874)	$177,674,831		$479,570

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2020 were as follows:

Tax Basis	$2,513,725,064

Gross Unrealized Appreciation	2,308,885,093
Gross Unrealized Depreciation	(83,416,488)

Net Unrealized Appreciation	$2,225,468,605

The book basis may differ from tax basis due to certain tax-related adjustments.

The Series elected to treat late year losses of approximately $1,794,000 as having been incurred in the following fiscal year (September 30, 2020).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are

28

sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per share, designated as shares of the Series. The shares are further classified and designated as follows:

Class A	125,000,000
Class B	2,000,000
Class C	25,000,000
Class R	220,000,000
Class Z	825,000,000
Class T	50,000,000
Class R2	125,000,000
Class R4	250,000,000
Class R6	275,000,000

The Series currently does not have any Class T shares outstanding.

As of March 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	23,287	—	%*
Class C	54	—	%*
Class R	6,437,926	90%
Class Z	279,343	—	%*
Class R6	2,365	—	%*

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	43%

PGIM Jennison Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2020:
Shares sold	1,480,630	$60,150,062
Shares issued in reinvestment of dividends and distributions	2,507,625	100,355,167
Shares reacquired	(3,678,978)	(149,824,411)

Net increase (decrease) in shares outstanding before conversion	309,277	10,680,818
Shares issued upon conversion from other share class(es)	183,696	7,643,047
Shares reacquired upon conversion into other share class(es)	(119,970)	(4,962,400)

Net increase (decrease) in shares outstanding	373,003	$13,361,465

Year ended September 30, 2019:
Shares sold	2,897,654	$111,076,254
Shares issued in reinvestment of dividends and distributions	1,708,724	60,420,497
Shares reacquired	(5,583,256)	(216,915,407)

Net increase (decrease) in shares outstanding before conversion	(976,878)	(45,418,656)
Shares issued upon conversion from other share class(es)	1,417,587	57,061,147
Shares reacquired upon conversion into other share class(es)	(269,076)	(10,591,487)

Net increase (decrease) in shares outstanding	171,633	$1,051,004

Class B
Six months ended March 31, 2020:
Shares sold	9,349	$293,980
Shares issued in reinvestment of dividends and distributions	24,675	750,130
Shares reacquired	(25,859)	(785,523)

Net increase (decrease) in shares outstanding before conversion	8,165	258,587
Shares reacquired upon conversion into other share class(es)	(73,220)	(2,324,885)

Net increase (decrease) in shares outstanding	(65,055)	$(2,066,298)

Year ended September 30, 2019:
Shares sold	24,378	$743,168
Shares issued in reinvestment of dividends and distributions	30,394	844,046
Shares reacquired	(70,502)	(2,154,188)

Net increase (decrease) in shares outstanding before conversion	(15,730)	(566,974)
Shares reacquired upon conversion into other share class(es)	(156,849)	(4,751,770)

Net increase (decrease) in shares outstanding	(172,579)	$(5,318,744)

30

Class C	Shares	Amount
Six months ended March 31, 2020:
Shares sold	421,251	$13,106,050
Shares issued in reinvestment of dividends and distributions	369,447	11,330,931
Shares reacquired	(472,235)	(14,555,446)

Net increase (decrease) in shares outstanding before conversion	318,463	9,881,535
Shares reacquired upon conversion into other share class(es)	(167,319)	(5,293,787)

Net increase (decrease) in shares outstanding	151,144	$4,587,748

Year ended September 30, 2019:
Shares sold	931,334	$27,929,356
Shares issued in reinvestment of dividends and distributions	352,083	9,833,672
Shares reacquired	(838,160)	(25,312,488)

Net increase (decrease) in shares outstanding before conversion	445,257	12,450,540
Shares reacquired upon conversion into other share class(es)	(1,744,707)	(55,487,558)

Net increase (decrease) in shares outstanding	(1,299,450)	$(43,037,018)

Class R
Six months ended March 31, 2020:
Shares sold	186,572	$6,289,021
Shares issued in reinvestment of dividends and distributions	730,106	25,057,244
Shares reacquired	(1,426,132)	(47,947,070)

Net increase (decrease) in shares outstanding	(509,454)	$(16,600,805)

Year ended September 30, 2019:
Shares sold	777,652	$24,648,316
Shares issued in reinvestment of dividends and distributions	550,773	16,952,805
Shares reacquired	(2,508,823)	(83,006,713)

Net increase (decrease) in shares outstanding before conversion	(1,180,398)	(41,405,592)
Shares reacquired upon conversion into other share class(es)	(1,456)	(51,496)

Net increase (decrease) in shares outstanding	(1,181,854)	$(41,457,088)

Class Z
Six months ended March 31, 2020:
Shares sold	7,327,516	$320,440,914
Shares issued in reinvestment of dividends and distributions	4,763,454	208,401,095
Shares reacquired	(13,053,433)	(575,387,194)

Net increase (decrease) in shares outstanding before conversion	(962,463)	(46,545,185)
Shares issued upon conversion from other share class(es)	166,237	7,446,708
Shares reacquired upon conversion into other share class(es)	(55,773)	(2,550,032)

Net increase (decrease) in shares outstanding	(851,999)	$(41,648,509)

Year ended September 30, 2019:
Shares sold	16,227,973	$667,472,486
Shares issued in reinvestment of dividends and distributions	3,740,799	143,197,782
Shares reacquired	(27,028,430)	(1,142,338,037)

Net increase (decrease) in shares outstanding before conversion	(7,059,658)	(331,667,769)
Shares issued upon conversion from other share class(es)	423,063	17,902,016
Shares reacquired upon conversion into other share class(es)	(100,894)	(4,165,938)

Net increase (decrease) in shares outstanding	(6,737,489)	$(317,931,691)

PGIM Jennison Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Six months ended March 31, 2020:
Shares sold	7,584	$323,240
Shares issued in reinvestment of dividends and distributions	5,393	233,992
Shares reacquired	(6,881)	(291,979)

Net increase (decrease) in shares outstanding	6,096	$265,253

Period ended September 30, 2019:
Shares sold	90,086	$3,479,070
Shares issued in reinvestment of dividends and distributions	9,052	345,321
Shares reacquired	(197,456)	(8,237,424)

Net increase (decrease) in shares outstanding	(98,318)	$(4,413,033)

Class R4
Six months ended March 31, 2020:
Shares sold	11,422	$505,501
Shares issued in reinvestment of dividends and distributions	2,774	121,069
Shares reacquired	(6,904)	(304,386)

Net increase (decrease) in shares outstanding	7,292	$322,184

Period ended September 30, 2019:
Shares sold	119,986	$4,987,522
Shares issued in reinvestment of dividends and distributions	2,064	78,935
Shares reacquired	(38,393)	(1,657,269)

Net increase (decrease) in shares outstanding	83,657	$3,409,188

Class R6
Six months ended March 31, 2020:
Shares sold	1,405,145	$62,346,585
Shares issued in reinvestment of dividends and distributions	624,955	27,391,777
Shares reacquired	(1,443,213)	(63,604,705)

Net increase (decrease) in shares outstanding before conversion	586,887	26,133,657
Shares issued upon conversion from other share class(es)	887	41,349

Net increase (decrease) in shares outstanding	587,774	$26,175,006

Year ended September 30, 2019:
Shares sold	7,063,907	$305,244,098
Shares issued in reinvestment of dividends and distributions	153,308	5,871,697
Shares reacquired	(1,142,042)	(48,525,802)

Net increase (decrease) in shares outstanding before conversion	6,075,173	262,589,993
Shares issued upon conversion from other share class(es)	1,986	85,086

Net increase (decrease) in shares outstanding	6,077,159	$262,675,079

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

32

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2020. The average daily balance for the 27 days that the Series had loans outstanding during the period was approximately $8,464,148, borrowed at a weighted average interest rate of 2.94%. The maximum loan outstanding amount during the period was $26,190,000. At March 31, 2020, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

PGIM Jennison Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager

34

continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Growth Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$39.94	$42.79	$35.78	$29.86	$29.37	$29.31
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.09)	(0.10)	(0.05)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)	(0.71)	9.23	7.13	2.60	1.70
Total from investment operations	(0.15)	(0.80)	9.13	7.08	2.54	1.62
Less Dividends and Distributions:
Distributions from net realized gains	(3.37)	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)
Net asset value, end of period	$36.42	$39.94	$42.79	$35.78	$29.86	$29.37
Total Return(b):	(1.14)%	(1.25)%	26.60%	24.70%	8.63%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,168,555	$1,266,661	$1,349,940	$1,147,941	$1,044,317	$1,026,140
Average net assets (000)	$1,340,127	$1,257,759	$1,258,241	$1,055,913	$1,061,391	$1,079,867
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.02% (e)	1.03%	1.02%	1.02%	1.03%	1.05%
Expenses before waivers and/or expense reimbursement	1.02% (e)	1.03%	1.02%	1.02%	1.03%	1.05%
Net investment income (loss)	(0.36)% (e)	(0.24)%	(0.26)%	(0.16)%	(0.19)%	(0.26)%
Portfolio turnover rate(f)	25%	43%	40%	54% (g)	36%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.14	$34.18	$29.23	$24.78	$24.85	$25.21
Income (loss) from investment operations:
Net investment income (loss)	(0.21)	(0.35)	(0.37)	(0.22)	(0.21)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02	(0.64)	7.44	5.83	2.19	1.45
Total from investment operations	(0.19)	(0.99)	7.07	5.61	1.98	1.20
Less Dividends and Distributions:
Distributions from net realized gains	(3.37)	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)
Net asset value, end of period	$27.58	$31.14	$34.18	$29.23	$24.78	$24.85
Total Return(b):	(1.62)%	(2.17)%	25.46%	23.80%	7.90%	5.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,243	$7,944	$14,618	$15,734	$17,421	$21,843
Average net assets (000)	$7,326	$11,157	$15,991	$16,248	$20,138	$25,070
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95% (e)	1.95%	1.95%	1.72%	1.73%	1.75%
Expenses before waivers and/or expense reimbursement	2.61% (e)	2.41%	2.13%	1.72%	1.73%	1.75%
Net investment income (loss)	(1.30)% (e)	(1.14)%	(1.19)%	(0.86)%	(0.89)%	(0.96)%
Portfolio turnover rate(f)	25%	43%	40%	54%(g) 36%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.38	$34.34	$29.29	$24.82	$24.89	$25.25
Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.27)	(0.30)	(0.22)	(0.21)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02	(0.64)	7.47	5.85	2.19	1.45
Total from investment operations	(0.15)	(0.91)	7.17	5.63	1.98	1.20
Less Dividends and Distributions:
Distributions from net realized gains	(3.37)	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)
Net asset value, end of period	$27.86	$31.38	$34.34	$29.29	$24.82	$24.89
Total Return(b):	(1.47)%	(1.92)%	25.76%	23.84%	7.89%	5.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,083	$119,260	$175,142	$121,092	$115,018	$91,552
Average net assets (000)	$125,284	$145,286	$148,000	$113,836	$110,677	$83,892
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.69% (e)	1.70%	1.69%	1.72%	1.73%	1.75%
Expenses before waivers and/or expense reimbursement	1.69% (e)	1.70%	1.69%	1.72%	1.73%	1.75%
Net investment income (loss)	(1.03)% (e)	(0.89)%	(0.94)%	(0.86)%	(0.88)%	(0.96)%
Portfolio turnover rate(f)	25%	43%	40%	54% (g)	36%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.71	$37.57	$31.72	$26.65	$26.47	$26.62
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.15)	(0.16)	(0.10)	(0.10)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)	(0.66)	8.13	6.33	2.33	1.57
Total from investment operations	(0.13)	(0.81)	7.97	6.23	2.23	1.41
Less Dividends and Distributions:
Distributions from net realized gains	(3.37)	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)
Net asset value, end of period	$31.21	$34.71	$37.57	$31.72	$26.65	$26.47
Total Return(b):	(1.26)%	(1.46)%	26.34%	24.48%	8.39%	5.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$223,383	$266,084	$332,402	$318,202	$290,328	$261,304
Average net assets (000)	$276,138	$282,917	$334,713	$306,004	$277,093	$122,239
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.22% (e)	1.23%	1.23%	1.22%	1.23%	1.25%
Expenses before waivers and/or expense reimbursement	1.47% (e)	1.48%	1.48%	1.47%	1.48%	1.50%
Net investment income (loss)	(0.56)% (e)	(0.43)%	(0.47)%	(0.36)%	(0.39)%	(0.57)%
Portfolio turnover rate(f)	25%	43%	40%	54% (g)	36%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.34	$46.12	$38.30	$31.79	$31.05	$30.81
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.04	0.02	0.04	0.03	0.01
Net realized and unrealized gain
(loss) on investment and foreign currency transactions	(0.11)	(0.75)	9.92	7.63	2.76	1.79
Total from investment operations	(0.12)	(0.71)	9.94	7.67	2.79	1.80
Less Dividends and Distributions:
Dividends from net investment income	-	(0.02)	-	-	-	-
Distributions from net realized gains	(3.37)	(2.05)	(2.12)	(1.16)	(2.05)	(1.56)
Total dividends and distributions	(3.37)	(2.07)	(2.12)	(1.16)	(2.05)	(1.56)
Net asset value, end of period	$39.85	$43.34	$46.12	$38.30	$31.79	$31.05
Total Return(b):	(0.98)%	(0.95)%	26.99%	25.07%	8.99%	6.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,750,692	$3,028,962	$3,533,891	$2,763,070	$2,015,895	$1,801,158
Average net assets (000)	$3,172,260	$3,237,702	$3,107,412	$2,264,779	$1,944,589	$1,701,486
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70% (e)	0.71%	0.71%	0.72%	0.73%	0.75%
Expenses before waivers and/or expense reimbursement	0.70% (e)	0.71%	0.71%	0.72%	0.73%	0.75%
Net investment income (loss)	(0.04)% (e)	0.09%	0.04%	0.13%	0.11%	0.03%
Portfolio turnover rate(f)	25%	43%	40%	54% (g)	36%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	41

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended March 31, 2020		Year Ended September 30, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$43.05		$45.99	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.14)	(0.32)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		(0.75)	7.19
Total from investment operations	(0.20)		(0.89)	6.87
Less Dividends and Distributions:
Distributions from net realized gains	(3.37)		(2.05)	(2.12)
Net asset value, end of period	$39.48		$43.05	$45.99
Total Return(c):	(1.18)%		(1.37)%	17.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,068		$3,084	$7,815
Average net assets (000)	$3,299		$5,033	$1,011
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	1.10%	(e)
Expenses before waivers and/or expense reimbursement	1.54%	(e)	1.41%	3.11%	(e)
Net investment income (loss)	(0.44	)%(e)	(0.33)%	(0.86	)%(e)
Portfolio turnover rate(f)	25%		43%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R4 Shares
	Six Months Ended March 31, 2020		Year Ended September 30, 2019	November 28, 2017(a) through September 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$43.26		$46.08	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(0.74)	7.18
Total from investment operations	(0.15)		(0.77)	6.96
Less Dividends and Distributions:
Distributions from net realized gains	(3.37)		(2.05)	(2.12)
Net asset value, end of period	$39.74		$43.26	$46.08
Total Return(c):	(1.05)%		(1.09)%	17.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,935		$3,969	$372
Average net assets (000)	$4,283		$4,125	$38
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85%	(e)	0.85%	0.85%	(e)
Expenses before waivers and/or expense reimbursement	1.21%	(e)	1.22%	57.88%	(e)
Net investment income (loss)	(0.19	)%(e)	(0.06)%	(0.62	)%(e)
Portfolio turnover rate(f)	25%		43%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund	43

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended Year March 31,	Ended September 30,		September 27, 2017(a) through September 30,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$43.41	$46.19	$38.30	$37.92
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.08	0.08	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	(0.75)	9.93	0.38
Total from investment operations	(0.11)	(0.67)	10.01	0.38
Less Dividends and Distributions:
Dividends from net investment income	-	(0.06)	-	-
Distributions from net realized gains	(3.37)	(2.05)	(2.12)	-
Total dividends and distributions	(3.37)	(2.11)	(2.12)	-
Net asset value, end of period	$39.93	$43.41	$46.19	$38.30
Total Return(d):	(0.95)%	(0.83)%	27.18%	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$345,376	$349,897	$91,625	$13,539
Average net assets (000)	$386,216	$205,755	$50,011	$13,296
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.59% (g)	0.59%	0.60%	0.58%	(g)
Expenses before waivers and/or expense reimbursement	0.59% (g)	0.59%	0.62%	0.58%	(g)
Net investment income (loss)	0.08% (g)	0.19%	0.18%	(0.43	)%(g)
Portfolio turnover rate(h)	25%	43%	40%	54%	(i)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(i)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

MF168 E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	May 21, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	May 21, 2020